                                                           File Numbers 33-85496
                                                                        811-8830

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                         Pre-Effective Amendment Number


                  Post-Effective Amendment Number 31


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/


                               Amendment Number 22


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                          Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---


      X  on May 1, 2018 pursuant to paragraph (b) of Rule 485
     ---


         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---

         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

If appropriate, check the following:

         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.

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                                  MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of ALPS Variable Investment Trust ("ALPS VIT"), American Funds Insurance Series(R) ("American Funds"), Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"), Ivy Variable Insurance Portfolios ("Ivy VIP"), Janus Aspen Series, Securian Funds Trust (the "Securian Funds Trust"), and Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and certain qualified plans and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

ALPS VARIABLE INVESTMENT TRUST                FIDELITY(R) VARIABLE INSURANCE PRODUCTS
- Morningstar Balanced ETF Asset Allocation     FUNDS
  Portfolio--Class I Shares                   - VIP Contrafund(R) Portfolio: Initial
- Morningstar Growth ETF Asset Allocation       Class Shares*
  Portfolio--Class I Shares                   - VIP Equity-Income Portfolio: Initial
- Morningstar Income and Growth ETF Asset       Class Shares
  Allocation Portfolio--Class I Shares        - VIP High Income Portfolio: Initial
AMERICAN FUNDS INSURANCE SERIES(R)              Class Shares
- Global Growth Fund--Class 1 Shares          * Only available in group contracts with a Mortality
- New World Fund(R)--Class 1 Shares             and Expense Risk Charge of .25%.


IVY VARIABLE INSURANCE PORTFOLIOS                        - SFT Index 400 Mid-Cap Fund--Class 2
-  Ivy VIP Balanced--Class II Shares                       Shares
-  Ivy VIP Core Equity--Class II Shares                  - SFT Index 500 Fund--Class 2 Shares
-  Ivy VIP High Income--Class II Shares                  - SFT International Bond Fund--Class 2
-  Ivy VIP International Core Equity--Class II             Shares
   Shares                                                - SFT Mortgage Securities Fund--Class 2
-  Ivy VIP Micro Cap Growth--Class II Shares               Shares
-  Ivy VIP Small Cap Core--Class II Shares               - SFT Real Estate Securities Fund--Class 2
-  Ivy VIP Value--Class II Shares                          Shares
JANUS ASPEN SERIES                                       - SFT Ivy(SM) Growth Fund**
-  Janus Henderson Forty Portfolio--Service              - SFT Ivy(SM) Small Cap Growth Fund**
   Shares*                                               - SFT Wellington Core Equity Fund--Class 1
-  Janus Henderson Overseas Portfolio--Service             Shares
   Shares*                                               **'Ivy' is the service mark of Ivy Distributors, Inc., an
* The addition of "Janus Henderson" as part of the        affiliate of the Ivy Investment Management
  Portfolios' legal name was effective on June 5, 2017.   Company, the fund's subadvisor.
SECURIAN FUNDS TRUST                                     VANGUARD(R) VARIABLE INSURANCE FUND
-  SFT Core Bond Fund--Class 2 Shares                    - Diversified Value Portfolio
-  SFT Government Money Market Fund                      - Total Bond Market Index Portfolio


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2018.



Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

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TABLE OF CONTENTS


                                                                                                                       Page
Questions and Answers about the Variable Group Universal Life Insurance Contract...................................      3
     Summary of Benefits and Risks.................................................................................      3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................      3
     Fee Tables....................................................................................................      8
General Descriptions...............................................................................................     10
     Minnesota Life Insurance Company..............................................................................     10
     Minnesota Life Variable Universal Life Account................................................................     10
     Additions, Deletions or Substitutions.........................................................................     13
     Voting Rights.................................................................................................     13
     The Guaranteed Account........................................................................................     14
     Summary Information...........................................................................................     14
         Guaranteed Account Value..................................................................................     15
Charges............................................................................................................     15
     Premium Expense Charges.......................................................................................     15
         Sales Charge..............................................................................................     15
         Premium Tax Charge........................................................................................     16
         OBRA Expense Charge.......................................................................................     16
     Account Value Charges.........................................................................................     16
         Monthly Deduction.........................................................................................     16
         Partial Surrender Charge..................................................................................     17
         Transfer Charge...........................................................................................     17
         Additional Benefits Charges...............................................................................     17
     Separate Account Charges......................................................................................     17
     Fund Charges..................................................................................................     18
     Guarantee of Certain Charges..................................................................................     18
Information about the Group Policy and Certificates................................................................     18
     Applications and Issuance.....................................................................................     18
     Dollar Cost Averaging.........................................................................................     19
     Free Look.....................................................................................................     19
     Continuation of Group Coverage................................................................................     19
     Conversion Right to an Individual Policy......................................................................     20
     General Provisions of the Group Contract......................................................................     20
         Issuance..................................................................................................     20
         Termination...............................................................................................     20
         Right to Examine Group Contract...........................................................................     21
         Entire Group Contract.....................................................................................     21
         Ownership of Group Contract and Group Contract Changes....................................................     21
Certificate Premiums...............................................................................................     21
     Premium Limitations...........................................................................................     21
     Allocation of Net Premiums and Account Value..................................................................     22
Death Benefit and Account Values...................................................................................     22
     Option A -- Level Death Benefit...............................................................................     23
     Option B -- Increasing Death Benefit..........................................................................     23
     Change in Face Amount.........................................................................................     23
         Increases.................................................................................................     23
         Decreases.................................................................................................     23
     Payment of Death Benefit Proceeds.............................................................................     24
     Account Values................................................................................................     24
         Determination of the Guaranteed Account Value.............................................................     25
         Determination of the Separate Account Value...............................................................     25
         Unit Value................................................................................................     25
         Net Investment Factor.....................................................................................     25
         Daily Values..............................................................................................     26


  I

                                                                                                                            Page
Surrenders, Partial Surrenders and Transfers.............................................................................     26
     Transfers...........................................................................................................     27
         Market Timing...................................................................................................     27
         Guaranteed Account Transfer Restrictions........................................................................     28
         Other Transfer Information......................................................................................     28
Loans....................................................................................................................     29
     Loan Interest.......................................................................................................     30
     Loan Repayments.....................................................................................................     30
Lapse and Reinstatement..................................................................................................     31
     Lapse...............................................................................................................     31
     Reinstatement.......................................................................................................     31
Additional Benefits......................................................................................................     31
     Accelerated Benefits Rider..........................................................................................     31
     Waiver of Premium Rider.............................................................................................     32
     Accidental Death and Dismemberment Rider............................................................................     32
     Child Rider.........................................................................................................     32
     Spouse Rider........................................................................................................     32
     Policyholder Contribution Rider.....................................................................................     32
General Matters Relating to the Certificate..............................................................................     32
     Postponement of Payments............................................................................................     32
     The Certificate.....................................................................................................     33
     Control of Certificate..............................................................................................     33
     Maturity............................................................................................................     33
     Beneficiary.........................................................................................................     33
     Change of Beneficiary...............................................................................................     33
     Settlement Options..................................................................................................     33
     Abandoned Property Requirements.....................................................................................     35
Federal Tax Status.......................................................................................................     35
     Introduction........................................................................................................     35
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     35
     Tax Status of Certificates..........................................................................................     35
     Diversification of Investments......................................................................................     36
     Owner Control.......................................................................................................     36
     Tax Treatment of Policy Benefits....................................................................................     36
     Modified Endowment Contracts........................................................................................     37
     Multiple Policies...................................................................................................     38
     Withholding.........................................................................................................     38
     Business Uses of Policy.............................................................................................     38
     Other Taxes.........................................................................................................     38
     Employer-owned Life Insurance Contracts.............................................................................     38
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     39
     Split-Dollar Arrangements...........................................................................................     39
     Alternative Minimum Tax.............................................................................................     39
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     39
     Tax Cuts and Job Act................................................................................................     39
     Tax Shelter Regulations.............................................................................................     40
     Medicare Tax on Investment Income...................................................................................     40
     Life Insurance Purchases by Residents of Puerto Rico................................................................     40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     40
Distribution of Certificates.............................................................................................     40
     Payments Made by Underlying Mutual Funds............................................................................     41
Other Matters............................................................................................................     42
     Cybersecurity.......................................................................................................     42
     Legal Proceedings...................................................................................................     42
     Registration Statement..............................................................................................     43
     Financial Statements................................................................................................     43
Statement of Additional Information......................................................................................     44



  II

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                                         QUESTIONS AND ANSWERS ABOUT THE
                                 VARIABLE GROUP UNIVERSAL LIFE INSURANCE
                                                               CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent for group-sponsored programs effective prior to May 1, 2001. For group-sponsored programs effective on or after May 1, 2001, but before May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

   ALPS Variable Investment Trust (all are Class I Shares):

     Morningstar Balanced ETF Asset Allocation Portfolio
     Morningstar Growth ETF Asset Allocation Portfolio
     Morningstar Income and Growth ETF Asset Allocation Portfolio

   American Funds Insurance Series(R) (all are Class 1 Shares):

     Global Growth Fund
     New World Fund(R)

   Fidelity(R) VIP Portfolios include (all are Initial Class Shares):

     Fidelity(R) VIP Contrafund(R) Portfolio*
     Fidelity(R) VIP Equity-Income Portfolio
     Fidelity(R) VIP High Income Portfolio


-------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.

   Ivy VIP Portfolios include (all are Class II Shares):

     Ivy VIP Balanced
     Ivy VIP Core Equity
     Ivy VIP High Income
     Ivy VIP International Core Equity
     Ivy VIP Micro Cap Growth
     Ivy VIP Small Cap Core
     Ivy VIP Value

   Janus Aspen Series Portfolios include (all are Service Shares):


     Janus Henderson Forty Portfolio


     Janus Henderson Overseas Portfolio



   Securian Funds Trust Funds include:



     SFT Core Bond Fund--Class 2 Shares


     SFT Government Money Market Fund


     SFT Index 400 Mid-Cap Fund--Class 2 Shares

     SFT Index 500 Fund--Class 2 Shares


     SFT International Bond Fund--Class 2 Shares


     SFT Mortgage Securities Fund--Class 2 Shares


     SFT Real Estate Securities Fund--Class 2 Shares

     SFT Ivy(SM) Growth Fund
     SFT Ivy(SM) Small Cap Growth Fund

     SFT Wellington Core Equity Fund--Class 1 Shares


   Vanguard(R) Variable Insurance Fund:

     Diversified Value Portfolio
     Total Bond Market Index Portfolio

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?


     When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this propectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.


WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                  When Charge is Deducted               Amount Deducted
------------------------------------------------------------------  ------------------------------     -----------------------------

Maximum Sales Charge Imposed on Premiums..........................  From Each Premium Payment*         5 percent of Premium+

Maximum Premium Tax Charge........................................  From Each Premium Payment*         4 percent of Premium+

Maximum OBRA Expense Charge**.....................................  From Each Premium Payment*         1.25 percent of Premium++

Maximum Deferred Sales Charge.....................................  None                               N/A

Maximum Partial Surrender Fee.....................................  From Each Partial Surrender        Lesser of $25 or 2 percent of
                                                                                                       the amount withdrawn

Maximum Transfer Fee..............................................  Upon Each Transfer+++              $10+++


-------------
   * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

  **      The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

   +      The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ++      For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

 +++      There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each     Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                 Minimum: $0.02 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES.................   On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                            Anniversary

                                                                                                 Minimum: $0.02 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk

   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each     $0.26 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary       of Net Amount at Risk
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.50 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each     Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary
MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary             2 percent of Policy Loan Per
                                                                                                 Year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each     Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

Charge                                                              When Charge is Deducted                 Amount Deducted
------------------------------------------------------------   --------------------------------   ---------------------------------
WAIVER OF PREMIUM CHARGE(5).................................   On the Certificate Date and Each   Maximum: 50 percent of the Cost
                                                               Subsequent Monthly Anniversary     of Insurance Charge

CHILD RIDER CHARGE(5).......................................   On the Certificate Date and Each   Maximum: $0.35 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)..............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES....................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                               Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                               Anniversary

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk

   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8).....................................   On the Certificate Date and Each   $0.26 Per Month Per $1,000
                                                               Subsequent Monthly Anniversary     of Net Amount at Risk


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2017. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12b-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                                        Minimum         Maximum
-----------------------------------------------------------------------------------------------       --------        --------

Total Annual Portfolio Operating Expenses......................................................        0.15%           1.34%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

---------------------------------------------------------------------------

GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY


     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.


MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in Portfolios of the ALPS VIT, American Funds, Fidelity VIP, Ivy VIP, Janus Aspen Series, Securian Funds Trust and Vanguard(R) VIF. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

      Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.


Fund/Portfolio                                                                  Investment Adviser
----------------------------------------------------------------  ----------------------------------------------

ALPS VIT:

Morningstar Balanced ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with capital appreciation
      and some current income.)

Morningstar Growth ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with capital appreciation.)

Morningstar Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with current income and
      capital appreciation.)

AMERICAN FUNDS:
Global Growth Fund
   Class 1 Shares...............................................  Capital Research and Management
      (The fund's investment objective is to provide you with     Company
      long-term growth of capital.)

New World Fund(R)
   Class 1 Shares...............................................  Capital Research and Management
      (The fund's investment objective is long-term capital       Company
      appreciation.)


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.........................................  Fidelity Management & Research
      (Seeks long-term capital appreciation.)                     Company ("FMR")


Equity-Income Portfolio:
   Initial Class Shares.........................................  FMR
      (Seeks reasonable income. The fund will also consider
      the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield
      on the securities comprising the Standard &
      Poor's 500(SM) Index (S&P 500(R)).)

High Income Portfolio:
   Initial Class Shares.........................................  FMR
      (Seeks a high level of current income, while also
      considering growth of capital.)


IVY VIP:

Ivy VIP Balanced:
   Class II Shares..............................................  Ivy Investment Management
      (Seeks to provide total return through a combination of     Company
      capital appreciation and current income.)

Ivy VIP Core Equity:
   Class II Shares..............................................  Ivy Investment Management
      (Seeks to provide capital growth and appreciation.)         Company

Ivy VIP High Income:
   Class II Shares..............................................  Ivy Investment Management
      (Seeks to provide total return through a combination of     Company
      high current income and capital appreciation.)



Fund/Portfolio                                                                 Investment Sub-Adviser
----------------------------------------------------------------  -----------------------------------------------

ALPS VIT:

Morningstar Balanced ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  Morningstar Investment
      (Seeks to provide investors with capital appreciation       Management LLC
      and some current income.)

Morningstar Growth ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  Morningstar Investment
      (Seeks to provide investors with capital appreciation.)     Management LLC

Morningstar Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...............................................  Morningstar Investment
      (Seeks to provide investors with current income and         Management LLC
      capital appreciation.)

AMERICAN FUNDS:
Global Growth Fund
   Class 1 Shares...............................................
      (The fund's investment objective is to provide you with
      long-term growth of capital.)

New World Fund(R)
   Class 1 Shares...............................................
      (The fund's investment objective is long-term capital
      appreciation.)


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks long-term capital appreciation.)                     advisers serve as sub-advisers for
                                                                  the portfolio.

Equity-Income Portfolio:
   Initial Class Shares.........................................  FMR Investment Management
      (Seeks reasonable income. The fund will also consider       (U.K.) Limited; Fidelity
      the potential for capital appreciation. The fund's goal is  Management & Research (Japan)
      to achieve a yield which exceeds the composite yield        Limited; Fidelity Management &
      on the securities comprising the Standard &                 Research (HK) Ltd; FMR Co., Inc.
      Poor's 500(SM) Index (S&P 500(R)).)                         (FMRC)

High Income Portfolio:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks a high level of current income, while also           advisers serve as sub-advisers for
      considering growth of capital.)                             the portfolio.


IVY VIP:

Ivy VIP Balanced:
   Class II Shares..............................................
      (Seeks to provide total return through a combination of
      capital appreciation and current income.)

Ivy VIP Core Equity:
   Class II Shares..............................................
      (Seeks to provide capital growth and appreciation.)

Ivy VIP High Income:
   Class II Shares..............................................
      (Seeks to provide total return through a combination of
      high current income and capital appreciation.)



Fund/Portfolio                                                       Investment Adviser
--------------------------------------------------------  ---------------------------------------
Ivy VIP International Core Equity:
   Class II Shares......................................  Ivy Investment Management
     (Seeks to provide capital growth and appreciation.)  Company

Ivy VIP Micro Cap Growth:
   Class II Shares......................................  Ivy Investment Management
     (Seeks to provide growth of capital.)                Company

Ivy VIP Small Cap Core:
   Class II Shares......................................  Ivy Investment Management
     (Seeks to provide capital.)                          Company

Ivy VIP Value:
   Class II Shares......................................  Ivy Investment Management
     (Seeks to provide capital appreciation.)             Company


JANUS ASPEN SERIES:

Janus Henderson Forty Portfolio--Service Shares.........  Janus Capital Management LLC
     (Seeks long-term growth of capital.)

Janus Henderson Overseas Portfolio--Service Shares......  Janus Capital Management LLC
     (Seeks long-term growth of capital.)


SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 2 Shares......................  Securian Asset Management, Inc.

SFT Government Money Market Fund**......................  Securian Asset Management, Inc.

SFT Index 400 Mid-Cap Fund--Class 2 Shares..............  Securian Asset Management, Inc.

SFT Index 500 Fund--Class 2 Shares......................  Securian Asset Management, Inc.

SFT International Bond Fund--Class 2 Shares.............  Securian Asset Management, Inc.

SFT Mortgage Securities Fund--Class 2 Shares............  Securian Asset Management, Inc.

SFT Real Estate Securities Fund--Class 2 Shares.........  Securian Asset Management, Inc.

SFT Ivy(SM) Growth Fund.................................  Securian Asset Management, Inc.


SFT Ivy(SM) Small Cap Growth Fund.......................  Securian Asset Management, Inc.


SFT Wellington Core Equity Fund--Class 1 Shares.........  Securian Asset Management, Inc.
   (Seeks growth of capital.)


VANGUARD(R) VIF:

Diversified Value Portfolio.............................  Barrow, Hanley, Mewhinney &
   (Seeks long-term capital appreciation and income.)     Strauss, Inc.

Total Bond Market Index Portfolio.......................  The Vanguard Group, Inc.
   (Seeks to track the performance of a broad, market-
   weighted bond index.)



Fund/Portfolio                                                     Investment Sub-Adviser
--------------------------------------------------------  ---------------------------------------
Ivy VIP International Core Equity:
   Class II Shares......................................
     (Seeks to provide capital growth and appreciation.)

Ivy VIP Micro Cap Growth:
   Class II Shares......................................
     (Seeks to provide growth of capital.)

Ivy VIP Small Cap Core:
   Class II Shares......................................
     (Seeks to provide capital.)

Ivy VIP Value:
   Class II Shares......................................
     (Seeks to provide capital appreciation.)


JANUS ASPEN SERIES:

Janus Henderson Forty Portfolio--Service Shares.........
     (Seeks long-term growth of capital.)

Janus Henderson Overseas Portfolio--Service Shares......
     (Seeks long-term growth of capital.)


SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 2 Shares......................

SFT Government Money Market Fund**......................

SFT Index 400 Mid-Cap Fund--Class 2 Shares..............

SFT Index 500 Fund--Class 2 Shares......................

SFT International Bond Fund--Class 2 Shares.............  Franklin Advisers, Inc.

SFT Mortgage Securities Fund--Class 2 Shares............

SFT Real Estate Securities Fund--Class 2 Shares.........

SFT Ivy(SM) Growth Fund.................................  Ivy Investment Management
                                                          Company

SFT Ivy(SM) Small Cap Growth Fund.......................  Ivy Investment Management
                                                          Company

SFT Wellington Core Equity Fund--Class 1 Shares.........  Wellington Management Company
   (Seeks growth of capital.)                             LLP


VANGUARD(R) VIF:

Diversified Value Portfolio.............................
   (Seeks long-term capital appreciation and income.)

Total Bond Market Index Portfolio.......................
   (Seeks to track the performance of a broad, market-
   weighted bond index.)




--------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.


** Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.


     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.



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
GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.



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
PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION    The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the


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
continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE    There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES    Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.



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
     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.



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
     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING


     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.


     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.


     To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Fund Sub-Account. The automatic transfer amount from the SFT Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.



     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.



     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.


FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or

- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE    The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION    The contractholder may terminate a group contract by giving us
31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.



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

RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.


ENTIRE GROUP CONTRACT    The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.


OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES    The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as


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
scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by


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
the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged; less

- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES    Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this


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
amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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
DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE    The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR    The net investment factor for a valuation period is
the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.
     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS    There are additional restrictions
to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile
(FAX) transmission. Our FAX number is 1-651-665-4827.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



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                                                                  LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.



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
     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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                                                LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.



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                                                    ADDITIONAL BENEFITS


     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the


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insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.



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GENERAL MATTERS RELATING TO THE CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.



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
     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE    The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE    The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY    A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY    The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records.

     After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS    The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.



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
     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.



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ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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                                                     FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.



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     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that


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certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.


TAX CUTS AND JOBS ACT



     The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.



     For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.



     The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.



     You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.


TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert

Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



---------------------------------------------------------------------------

OTHER MATTERS


CYBERSECURITY

     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

---------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830

               (This page has been left blank intentionally.)

----------------------------------------------------------------

                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"). The Fund offers its shares exclusively to variable insurance products and certain qualified plans and has the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS        -VIP Freedom 2010 Portfolio: Initial Class
- VIP Asset Manager Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2015 Portfolio: Initial Class
- VIP Asset Manager: Growth Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2020 Portfolio: Initial Class
- VIP Balanced Portfolio: Initial Class Shares        Shares
- VIP Contrafund(R) Portfolio: Initial Class Shares  -VIP Freedom 2025 Portfolio: Initial Class
- VIP Disciplined Small Cap Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2030 Portfolio: Initial Class
- VIP Dynamic Capital Appreciation Portfolio:         Shares
  Initial Class Shares                               -VIP Freedom 2035 Portfolio: Initial Class
- VIP Emerging Markets Portfolio: Initial Class       Shares
  Shares                                             -VIP Freedom 2040 Portfolio: Initial Class
- VIP Equity-Income Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2045 Portfolio: Initial Class
- VIP Freedom Income Portfolio: Initial Class         Shares
  Shares                                             -VIP Freedom 2050 Portfolio: Initial Class
                                                      Shares


- VIP FundsManager 20% Portfolio: Service          - VIP Index 500 Portfolio: Initial Class Shares
  Class Shares                                     - VIP International Capital Appreciation
- VIP FundsManager 50% Portfolio: Service            Portfolio: Initial Class Shares
  Class Shares                                     - VIP Investment Grade Bond Portfolio: Initial
- VIP FundsManager 60% Portfolio: Service            Class Shares
  Class Shares                                     - VIP Mid Cap Portfolio: Initial Class Shares
- VIP FundsManager 70% Portfolio: Service          - VIP Overseas Portfolio: Initial Class Shares
  Class Shares                                     - VIP Real Estate Portfolio: Initial Class
- VIP FundsManager 85% Portfolio: Service            Shares
  Class Shares                                     - VIP Strategic Income Portfolio: Initial Class
- VIP Government Money Market Portfolio:             Shares
  Initial Class Shares                             - VIP Target Volatility Portfolio: Service Class
- VIP Growth Portfolio: Initial Class Shares         Shares
- VIP Growth & Income Portfolio: Initial Class     - VIP Value Portfolio: Initial Class Shares
  Shares                                           - VIP Value Strategies Portfolio: Initial Class
- VIP Growth Opportunities Portfolio: Initial        Shares
  Class Shares
- VIP High Income Portfolio: Initial Class Shares


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2018.



Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

---------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                      Page

Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     8
General Descriptions...............................................................................................    10
     Minnesota Life Insurance Company..............................................................................    10
     Minnesota Life Variable Universal Life Account................................................................    10
     Additions, Deletions or Substitutions.........................................................................    14
     Voting Rights.................................................................................................    15
     The Guaranteed Account........................................................................................    15
     Summary Information...........................................................................................    16
         Guaranteed Account Value..................................................................................    16
Charges............................................................................................................    16
     Premium Expense Charges.......................................................................................    17
         Sales Charge..............................................................................................    17
         Premium Tax Charge........................................................................................    17
         OBRA Expense Charge.......................................................................................    17
     Account Value Charges.........................................................................................    17
         Monthly Deduction.........................................................................................    17
         Partial Surrender Charge..................................................................................    19
         Transfer Charge...........................................................................................    19
         Additional Benefits Charges...............................................................................    19
     Separate Account Charges......................................................................................    19
     Fund Charges..................................................................................................    19
     Guarantee of Certain Charges..................................................................................    19
Information about the Group Policy and Certificates................................................................    20
     Applications and Issuance.....................................................................................    20
     Dollar Cost Averaging.........................................................................................    20
     Free Look.....................................................................................................    21
     Continuation of Group Coverage................................................................................    21
     Conversion Right to an Individual Policy......................................................................    21
     General Provisions of the Group Contract......................................................................    22
         Issuance..................................................................................................    22
         Termination...............................................................................................    22
         Right to Examine Group Contract...........................................................................    22
         Entire Group Contract.....................................................................................    22
         Ownership of Group Contract and Group Contract Changes....................................................    22
Certificate Premiums...............................................................................................    22
     Premium Limitations...........................................................................................    23
     Allocation of Net Premiums and Account Value..................................................................    23
Death Benefit and Account Values...................................................................................    24
     Option A -- Level Death Benefit...............................................................................    24
     Option B -- Increasing Death Benefit..........................................................................    24
     Change in Face Amount.........................................................................................    24
         Increases.................................................................................................    25
         Decreases.................................................................................................    25
     Payment of Death Benefit Proceeds.............................................................................    25
     Account Values................................................................................................    25
         Determination of the Guaranteed Account Value.............................................................    26
         Determination of the Separate Account Value...............................................................    26
         Unit Value................................................................................................    26
         Net Investment Factor.....................................................................................    26
         Daily Values..............................................................................................    27



  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     27
     Transfers...........................................................................................................     28
         Market Timing...................................................................................................     28
         Guaranteed Account Transfer Restrictions........................................................................     29
         Other Transfer Information......................................................................................     30
Loans....................................................................................................................     30
     Loan Interest.......................................................................................................     31
     Loan Repayments.....................................................................................................     31
Lapse and Reinstatement..................................................................................................     32
     Lapse...............................................................................................................     32
     Reinstatement.......................................................................................................     32
Additional Benefits......................................................................................................     33
     Accelerated Benefits Rider..........................................................................................     33
     Waiver of Premium Rider.............................................................................................     33
     Accidental Death and Dismemberment Rider............................................................................     33
     Child Rider.........................................................................................................     33
     Spouse Rider........................................................................................................     33
     Policyholder Contribution Rider.....................................................................................     33
General Matters Relating to the Certificate..............................................................................     34
     Postponement of Payments............................................................................................     34
     The Certificate.....................................................................................................     34
     Control of Certificate..............................................................................................     34
     Maturity............................................................................................................     34
     Beneficiary.........................................................................................................     35
     Change of Beneficiary...............................................................................................     35
     Settlement Options..................................................................................................     35
     Abandoned Property Requirements.....................................................................................     36
Federal Tax Status.......................................................................................................     36
     Introduction........................................................................................................     36
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     37
     Tax Status of Certificates..........................................................................................     37
     Diversification of Investments......................................................................................     37
     Owner Control.......................................................................................................     37
     Tax Treatment of Policy Benefits....................................................................................     38
     Modified Endowment Contracts........................................................................................     38
     Multiple Policies...................................................................................................     39
     Withholding.........................................................................................................     39
     Business Uses of Policy.............................................................................................     40
     Other Taxes.........................................................................................................     40
     Employer-owned Life Insurance Contracts.............................................................................     40
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     40
     Split-Dollar Arrangements...........................................................................................     40
     Alternative Minimum Tax.............................................................................................     41
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     41
     Tax Cuts and Jobs Act...............................................................................................     41
     Tax Shelter Regulations.............................................................................................     41
     Medicare Tax on Investment Income...................................................................................     41
     Life Insurance Purchases by Residents of Puerto Rico................................................................     42
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     42
Distribution of Certificates.............................................................................................     42
     Payments Made by Underlying Mutual Funds............................................................................     43
Other Matters............................................................................................................     44
     Cybersecurity.......................................................................................................     44
     Legal Proceedings...................................................................................................     44
     Registration Statement..............................................................................................     44
     Financial Statements................................................................................................     44
Statement of Additional Information......................................................................................     45



  II

---------------------------------------------------------------------------

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE
CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompanies this prospectus. You should carefully review the Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of the Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Fund.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent.

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of the sub-accounts funded by the Portfolios listed below.

   Fidelity(R) VIP Portfolios include (all are Initial Class Shares unless otherwise noted):

     VIP Asset Manager Portfolio
     VIP Asset Manager: Growth Portfolio
     VIP Balanced Portfolio
     VIP Contrafund(R) Portfolio
     VIP Disciplined Small Cap Portfolio
     VIP Dynamic Capital Appreciation Portfolio
     VIP Emerging Markets Portfolio
     VIP Equity-Income Portfolio
     VIP Freedom Income Portfolio
     VIP Freedom 2010 Portfolio
     VIP Freedom 2015 Portfolio
     VIP Freedom 2020 Portfolio
     VIP Freedom 2025 Portfolio
     VIP Freedom 2030 Portfolio
     VIP Freedom 2035 Portfolio
     VIP Freedom 2040 Portfolio
     VIP Freedom 2045 Portfolio
     VIP Freedom 2050 Portfolio
     VIP FundsManager 20% Portfolio: Service Class Shares
     VIP FundsManager 50% Portfolio: Service Class Shares
     VIP FundsManager 60% Portfolio: Service Class Shares
     VIP FundsManager 70% Portfolio: Service Class Shares
     VIP FundsManager 85% Portfolio: Service Class Shares
     VIP Government Money Market Portfolio
     VIP Growth Portfolio
     VIP Growth & Income Portfolio

     VIP Growth Opportunities Portfolio
     VIP High Income Portfolio
     VIP Index 500 Portfolio
     VIP International Capital Appreciation Portfolio
     VIP Investment Grade Bond Portfolio
     VIP Mid Cap Portfolio
     VIP Overseas Portfolio
     VIP Real Estate Portfolio
     VIP Strategic Income Portfolio
     VIP Target Volatility Portfolio
     VIP Value Portfolio
     VIP Value Strategies Portfolio

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompany this prospectus.

     We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?


     When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.


WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                    When Charge is Deducted                Amount Deducted
------------------------------------------------------------------   ---------------------------------      ------------------------

Maximum Sales Charge Imposed on Premiums..........................   From Each Premium Payment*             5 percent of Premium+

Maximum Premium Tax Charge........................................   From Each Premium Payment*             4 percent of Premium+

Maximum OBRA Expense Charge**.....................................   From Each Premium Payment*             1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.....................................   None                                   N/A

Maximum Partial Surrender Fee.....................................   From Each Partial Surrender            Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee..............................................   Upon Each Transfer+++                  $10+++


--------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                               When Charge is Deducted                 Amount Deducted
-------------------------------------------------------------   --------------------------------   ---------------------------------

COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                                Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                   Minimum: $0.02 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES............................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                                Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                                Anniversary
                                                                                                   Minimum: $0.02 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   -----------------------------------   ----------------------------------

AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.48 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk

MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                   Maximum: 0.50 percent of
                                                                                                  average daily assets of the
                                                                                                  separate account per year

MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each      Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary

MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary              2 percent of Policy Loan Per
                                                                                                  Year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each      Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and Each      Maximum: 50 percent of the Cost
                                                            Subsequent Monthly Anniversary        of Insurance Charge

CHILD RIDER CHARGE(5)....................................   On the Certificate Date and Each      Maximum: $0.35 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each      Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES........................   On the Certificate Date and           Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly               $1,000 of Net Amount at Risk
                                                            Anniversary
                                                                                                  Minimum: $0.02 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.48 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see "Distribution of Certificates" section of the prospectus.

     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged the Fund for its Portfolios for the fiscal year ended December 31, 2017. More detail concerning the Fund and its Portfolios' fees and expenses is contained in the prospectus for the Fund.



                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                 Minimum       Maximum
-------------------------------------------------------------------------       -------      --------

Total Annual Portfolio Operating Expenses................................        0.10%        1.09%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.


                GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY


     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.


MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in the Portfolios of Fidelity(R) VIP. The Fund prospectus accompanies this prospectus. For additional copies please call us at 1-800-843-8358. You should read the prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     The Fidelity Management and Research Company ("FMR"), a subsidiary of FMR Corp., is adviser to Fidelity(R) VIP. For more information about Fidelity(R) VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.


Fund/Portfolio                                                  Investment Adviser*
-------------------------------------------------------------  --------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks to obtain high total return with reduced risk over
   the long term by allocating its assets among stocks,
   bonds, and short-term instruments.)

Asset Manager: Growth Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks to maximize total return by allocating its assets
   among stocks, bonds, short-term instruments, and
   other investments.)

Balanced Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks income and capital growth consistent with
   reasonable risk.)

Contrafund(R) Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks long-term capital appreciation.)

Disciplined Small Cap Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Emerging Markets Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Equity-Income Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks reasonable income. The fund will also consider
   the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on
   the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
   Initial Class Shares......................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation.)



Fund/Portfolio                                                                   Investment Sub-Adviser*
-------------------------------------------------------------  ----------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares......................................  Fidelity Investments Money Management, Inc.
   (Seeks to obtain high total return with reduced risk over   ("FIMM"), FMR Co., Inc. ("FMRC") and other
   the long term by allocating its assets among stocks,        investment advisers serve as sub-advisers for the
   bonds, and short-term instruments.)                         portfolio.

Asset Manager: Growth Portfolio:
   Initial Class Shares......................................  FIMM, FMRC and other investment advisers serve
   (Seeks to maximize total return by allocating its assets    as sub-advisers for the portfolio.
   among stocks, bonds, short-term instruments, and
   other investments.)

Balanced Portfolio:
   Initial Class Shares......................................  FIMM, FMRC and other investment advisers serve
   (Seeks income and capital growth consistent with            as sub-advisers for the portfolio.
   reasonable risk.)

Contrafund(R) Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as sub-
   (Seeks long-term capital appreciation.)                     advisers for the portfolio.

Disciplined Small Cap Portfolio:
   Initial Class Shares......................................  Geode Capital Management, LLC ("Geode(R)") and
   (Seeks capital appreciation.)                               FMRC serve as sub-advisers for the portfolio.

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                               sub-advisers for the portfolio.

Emerging Markets Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                               sub-advisers for the portfolio.

Equity-Income Portfolio:
   Initial Class Shares......................................  FMR Investment Management (U.K.) Limited; Fidelity
   (Seeks reasonable income. The fund will also consider       Management & Research (Japan) Limited; Fidelity
   the potential for capital appreciation. The fund's goal is  Management & Research (HK) Ltd; FMR Co., Inc.
   to achieve a yield which exceeds the composite yield on     (FMRC)
   the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
   Initial Class Shares......................................
   (Seeks high total return with a secondary objective of
   principal preservation.)



Fund/Portfolio                                                Investment Adviser*
-----------------------------------------------------------  --------------------
Freedom 2010 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2015 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2020 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2025 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2030 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2035 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2040 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2045 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2050 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP FundsManager 20% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high current income and, as a secondary
   objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high total return.)

VIP FundsManager 60% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high total return.)




Fund/Portfolio                                                                 Investment Sub-Adviser*
-----------------------------------------------------------  ----------------------------------------------------------
Freedom 2010 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2015 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2020 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2025 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2030 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2035 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2040 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2045 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2050 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP FundsManager 20% Portfolio:
   Service Class Shares....................................
   (Seeks high current income and, as a secondary
   objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
   Service Class Shares....................................
   (Seeks high total return.)

VIP FundsManager 60% Portfolio:
   Service Class Shares....................................
   (Seeks high total return.)




Fund/Portfolio                                               Investment Adviser*
----------------------------------------------------------  --------------------
VIP FundsManager 70% Portfolio:
   Service Class Shares...................................  Strategic Advisers
   (Seeks high total return.)

VIP FundsManager 85% Portfolio:
   Service Class Shares...................................  Strategic Advisers
   (Seeks high total return.)

Government Money Market Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks as high a level of current income as is
   consistent with preservation of capital and liquidity.)

Growth Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks to achieve capital appreciation.)

Growth & Income Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks high total return through a combination of
   current income and capital appreciation.)

Growth Opportunities Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks to provide capital growth.)

High Income Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks a high level of current income, while also
   considering growth of capital.)

Index 500 Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks investment results that correspond to the total
   return of common stocks publicly traded in the United
   States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks capital appreciation.)

Investment Grade Bond Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks as high a level of current income as is
   consistent with the preservation of capital.)

Mid Cap Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks long-term growth of capital.)



Overseas Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks long-term growth of capital.)

Real Estate Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks above-average income and long-term capital
   growth, consistent with reasonable investment risk. The
   fund seeks to provide a yield that exceeds the
   composite yield of the S&P 500(R) Index.)

Strategic Income Portfolio:
   Initial Class Portfolio................................  FMR
   (Seeks a high level of current income. The fund may
   also seek capital appreciation.)



Fund/Portfolio                                                                Investment Sub-Adviser*
----------------------------------------------------------  ----------------------------------------------------------
VIP FundsManager 70% Portfolio:
   Service Class Shares...................................
   (Seeks high total return.)

VIP FundsManager 85% Portfolio:
   Service Class Shares...................................
   (Seeks high total return.)

Government Money Market Portfolio:
   Initial Class Shares...................................  FIMM and other investment advisers serve as
   (Seeks as high a level of current income as is           sub-advisers for the portfolio.
   consistent with preservation of capital and liquidity.)

Growth Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks to achieve capital appreciation.)                 sub-advisers for the portfolio.

Growth & Income Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks high total return through a combination of        sub-advisers for the portfolio.
   current income and capital appreciation.)

Growth Opportunities Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks to provide capital growth.)                       sub-advisers for the portfolio.

High Income Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks a high level of current income, while also        sub-advisers for the portfolio.
   considering growth of capital.)

Index 500 Portfolio:
   Initial Class Shares...................................  Geode(R) and FMRC serve as sub-advisers for the
   (Seeks investment results that correspond to the total   portfolio.
   return of common stocks publicly traded in the United
   States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                            sub-advisers for the portfolio.

Investment Grade Bond Portfolio:
   Initial Class Shares...................................  FIMM and other investment advisers serve as
   (Seeks as high a level of current income as is           sub-advisers for the portfolio.
   consistent with the preservation of capital.)

Mid Cap Portfolio:
   Initial Class Shares...................................  FMR Investment Management (U.K.) Limited; Fidelity
   (Seeks long-term growth of capital.)                     Management & Research (Japan) Limited; Fidelity
                                                            Management & Research (HK) Ltd; FMR Co., Inc.
                                                            (FMRC)

Overseas Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks long-term growth of capital.)                     sub-advisers for the portfolio.

Real Estate Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks above-average income and long-term capital        sub-advisers for the portfolio.
   growth, consistent with reasonable investment risk. The
   fund seeks to provide a yield that exceeds the
   composite yield of the S&P 500(R) Index.)

Strategic Income Portfolio:
   Initial Class Portfolio................................  FIMM, FMRC, FIA (UK) and other investment
   (Seeks a high level of current income. The fund may      advisers serve as sub-advisers for the portfolio.
   also seek capital appreciation.)



Fund/Portfolio                                      Investment Adviser*                     Investment Sub-Adviser*
------------------------------------------------   --------------------   ----------------------------------------------------------
Target Volatility Portfolio:
   Service Class Shares.........................   Strategic Advisers
   (Seeks total return.)

Value Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                          sub-advisers for the portfolio.

Value Strategies Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                          sub-advisers for the portfolio.



The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Fund's shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Fund. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE   We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.



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
     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)



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
PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

     FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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                                  INFORMATION ABOUT THE GROUP POLICY AND
                                                           CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the Government Money Market Sub-Account. The automatic transfer amount from the Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Government Money Market Sub-Account unless a transfer request is


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
made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.



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
GENERAL PROVISIONS OF THE GROUP CONTRACT


ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.


TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT   The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.



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
     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.



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
     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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                                       DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a


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
certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between


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
the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual


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
rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.



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
     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



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
     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectus for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.



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
OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



                            LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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
     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.



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     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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                                                LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.




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ADDITIONAL BENEFITS


     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.




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                                         GENERAL MATTERS RELATING TO THE
                                                            CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.



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
BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.


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
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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                                                     FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.



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
TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.



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
     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.



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
BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.



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
ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.


TAX CUTS AND JOBS ACT



The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.



     For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.



     The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.



     You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.


TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



---------------------------------------------------------------------------

                                           DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

                      OTHER MATTERS


CYBERSECURITY

     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of
Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830

----------------------------------------------------------------

                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of Ivy Variable Insurance Portfolios, ("Ivy VIP"), Lord Abbett Series Fund, Inc. ("Lord Abbett"), MFS(R) Variable Insurance Trust ("MFS"), MFS(R) Variable Insurance Trust II ("MFS II"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer"), Securian Funds Trust (the "Securian Funds Trust") and VanEck VIP Trust ("VanEck") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

IVY VARIABLE INSURANCE PORTFOLIOS              OPPENHEIMER VARIABLE ACCOUNT FUNDS
- Ivy VIP International Core Equity--Class II  - Oppenheimer Global Fund/VA--Non-Service
  Shares                                         Shares
- Ivy VIP Science and Technology--Class II     - Oppenheimer Main Street Small Cap
  Shares                                         Fund(R)/VA--Non-Service Shares
LORD ABBETT SERIES FUND, INC.                  PIONEER VARIABLE CONTRACTS TRUST
- Mid Cap Stock Portfolio                      - Pioneer Mid Cap Value VCT Portfolio--Class I
MFS(R) VARIABLE INSURANCE TRUST                  Shares
- MFS(R) Total Return Bond Series--Initial
  Class Shares
MFS(R) VARIABLE INSURANCE TRUST II
- MFS(R) Emerging Markets Equity
  Portfolio--Initial Class Shares


SECURIAN FUNDS TRUST                     - SFT Mortgage Securities Fund--Class 1
- SFT Core Bond Fund--Class 1 Shares       Shares
- SFT Core Bond Fund--Class 2 Shares*    - SFT Mortgage Securities Fund--Class 2
- SFT Government Money Market Fund         Shares*
- SFT Index 400 Mid-Cap Fund--Class 1    - SFT Real Estate Securities Fund--Class 1
  Shares                                   Shares
- SFT Index 400 Mid-Cap Fund--Class 2    - SFT Real Estate Securities Fund--Class 2
  Shares*                                  Shares*
- SFT Index 500 Fund--Class 1 Shares     VANECK VIP TRUST
- SFT Index 500 Fund--Class 2 Shares*    - VanEck VIP Global Hard Assets Fund--Initial
                                           Class



-----------------
*  no longer available for transfers or allocations in your policy

PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2018.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

---------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                       Page
Questions and Answers about the Variable Group Universal Life Insurance Contract....................................     3
     Summary of Benefits and Risks..................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate................................................     3
     Fee Tables.....................................................................................................     7
General Descriptions................................................................................................     9
     Minnesota Life Insurance Company...............................................................................     9
     Minnesota Life Variable Universal Life Account.................................................................     9
     Additions, Deletions or Substitutions..........................................................................    11
     Voting Rights..................................................................................................    12
     The Guaranteed Account.........................................................................................    12
     Summary Information............................................................................................    13
         Guaranteed Account Value...................................................................................    13
Charges.............................................................................................................    14
     Premium Expense Charges........................................................................................    14
         Sales Charge...............................................................................................    14
         Premium Tax Charge.........................................................................................    14
         OBRA Expense Charge........................................................................................    14
     Account Value Charges..........................................................................................    15
         Monthly Deduction..........................................................................................    15
         Partial Surrender Charge...................................................................................    16
         Transfer Charge............................................................................................    16
         Additional Benefits Charges................................................................................    16
     Separate Account Charges.......................................................................................    16
     Fund Charges...................................................................................................    16
     Guarantee of Certain Charges...................................................................................    16
Information about the Group Policy and Certificates.................................................................    17
     Applications and Issuance......................................................................................    17
     Dollar Cost Averaging..........................................................................................    17
     Free Look......................................................................................................    18
     Continuation of Group Coverage.................................................................................    18
     Conversion Right to an Individual Policy.......................................................................    18
     General Provisions of the Group Contract.......................................................................    19
         Issuance...................................................................................................    19
         Termination................................................................................................    19
         Right to Examine Group Contract............................................................................    19
         Entire Group Contract......................................................................................    19
         Ownership of Group Contract and Group Contract Changes.....................................................    19
Certificate Premiums................................................................................................    19
     Premium Limitations............................................................................................    20
     Allocation of Net Premiums and Account Value...................................................................    20
Death Benefit and Account Values....................................................................................    21
     Option A -- Level Death Benefit................................................................................    21
     Option B -- Increasing Death Benefit...........................................................................    21
     Change in Face Amount..........................................................................................    21
         Increases..................................................................................................    21
         Decreases..................................................................................................    22
     Payment of Death Benefit Proceeds..............................................................................    22
     Account Values.................................................................................................    22
         Determination of the Guaranteed Account Value..............................................................    23
         Determination of the Separate Account Value................................................................    23
         Unit Value.................................................................................................    23
         Net Investment Factor......................................................................................    23
         Daily Values...............................................................................................    24



  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     24
     Transfers...........................................................................................................     25
         Market Timing...................................................................................................     25
         Guaranteed Account Transfer Restrictions........................................................................     26
         Other Transfer Information......................................................................................     26
Loans    ................................................................................................................     27
     Loan Interest.......................................................................................................     28
     Loan Repayments.....................................................................................................     28
Lapse and Reinstatement..................................................................................................     29
     Lapse...............................................................................................................     29
     Reinstatement.......................................................................................................     29
Additional Benefits......................................................................................................     29
     Accelerated Benefits Rider..........................................................................................     29
     Waiver of Premium Rider.............................................................................................     30
     Accidental Death and Dismemberment Rider............................................................................     30
     Child Rider.........................................................................................................     30
     Spouse Rider........................................................................................................     30
     Policyholder Contribution Rider.....................................................................................     30
General Matters Relating to the Certificate..............................................................................     30
     Postponement of Payments............................................................................................     30
     The Certificate.....................................................................................................     31
     Control of Certificate..............................................................................................     31
     Maturity............................................................................................................     31
     Beneficiary.........................................................................................................     31
     Change of Beneficiary...............................................................................................     31
     Settlement Options..................................................................................................     31
     Abandoned Property Requirements.....................................................................................     32
Federal Tax Status.......................................................................................................     33
     Introduction........................................................................................................     33
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     33
     Tax Status of Certificates..........................................................................................     33
     Diversification of Investments......................................................................................     33
     Owner Control.......................................................................................................     34
     Tax Treatment of Policy Benefits....................................................................................     34
     Modified Endowment Contracts........................................................................................     35
     Multiple Policies...................................................................................................     36
     Withholding.........................................................................................................     36
     Business Uses of Policy.............................................................................................     36
     Other Taxes.........................................................................................................     36
     Employer-owned Life Insurance Contracts.............................................................................     36
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     36
     Split-Dollar Arrangements...........................................................................................     37
     Alternative Minimum Tax.............................................................................................     37
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     37
     Tax Cuts and Jobs Act...............................................................................................     37
     Tax Shelter Regulations.............................................................................................     38
     Medicare Tax on Investment Income...................................................................................     38
     Life Insurance Purchases by Residents of Puerto Rico................................................................     38
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     38
Distribution of Certificates.............................................................................................     38
     Payments Made by Underlying Mutual Funds............................................................................     39
Other Matters............................................................................................................     40
     Cybersecurity.......................................................................................................     40
     Legal Proceedings...................................................................................................     40
     Registration Statement..............................................................................................     40
     Financial Statements................................................................................................     40
Statement of Additional Information......................................................................................     41



  II

---------------------------------------------------------------------------

QUESTIONS AND ANSWERS ABOUT THE
VARIABLE GROUP UNIVERSAL LIFE
INSURANCE CONTRACT



SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4.5 percent for group-sponsored programs implemented prior to July 1, 2002. For group-sponsored programs effective on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent.

     WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.


   Fund Portfolios include:

     Ivy Variable Insurance Portfolios
         Ivy VIP International Core Equity--Class II Shares
         Ivy VIP Science and Technology--Class II Shares
     Lord Abbett Series Fund, Inc.
         Mid Cap Stock Portfolio
     MFS(R) Variable Insurance Trust
         MFS(R) Total Return Bond Series--Initial Class Shares
     MFS(R) Variable Insurance Trust II
         MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares Oppenheimer Variable Account Funds
         (both are Non-Service Shares)
         Oppenheimer Global Fund(R)/VA
         Oppenheimer Main Street Small Cap Fund/VA
     Pioneer Variable Contracts Trust
         Pioneer Mid Cap Value VCT Portfolio--Class I Shares

     Securian Funds Trust
         SFT Core Bond Fund--Class 1 Shares
         SFT Core Bond Fund--Class 2 Shares*
         SFT Government Money Market Fund
         SFT Index 400 Mid-Cap Fund--Class 1 Shares
         SFT Index 400 Mid-Cap Fund--Class 2 Shares*
         SFT Index 500 Fund--Class 1 Shares
         SFT Index 500 Fund--Class 2 Shares*
         SFT Mortgage Securities Fund--Class 1 Shares
         SFT Mortgage Securities Fund--Class 2 Shares*
         SFT Real Estate Securities Fund--Class 1 Shares
         SFT Real Estate Securities Fund--Class 2 Shares*

     VanEck VIP Trust
         VanEck VIP Global Hard Assets Fund--Initial Class

--------------
*  no longer available for transfers or allocations in your policy

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus.

     We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?


     When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                      When Charge is Deducted              Amount Deducted
--------------------------------------------------------------------  ---------------------------------     ------------------------

Maximum Sales Charge Imposed on Premiums............................  From Each Premium Payment*            5 percent of Premium+

Maximum Premium Tax Charge..........................................  From Each Premium Payment*            4 percent of Premium+

Maximum OBRA Expense Charge**.......................................  From Each Premium Payment*            1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.......................................  None                                  N/A

Maximum Partial Surrender Fee.......................................  From Each Partial Surrender           Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee................................................  Upon Each Transfer+++                 $10+++


-------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.36 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.25 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and          Maximum: $4 per month
                                                            Each Subsequent Monthly
                                                            Anniversary
MAXIMUM LOAN INTEREST SPREAD(4)..........................   Each Monthly Anniversary             1 percent of Policy Loan per
                                                                                                 year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and          Maximum: $0.10 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and          Maximum: 50 percent of the
                                                            Each Subsequent Monthly              cost of insurance Charge
                                                            Anniversary
CHILD RIDER CHARGE(5)....................................   On the Certificate Date and          Maximum: $0.35 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.02 per month per
                                                                                                 $1,000 of net amount at risk
   AVERAGE CHARGE FOR A 50 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.36 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 7% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2017. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                              Minimum          Maximum
----------------------------------------------------------------------       -------         --------

Total Annual Portfolio Operating Expenses.............................        0.20%            1.53%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.


---------------------------------------------------------------------------

GENERAL DESCRIPTIONS



MINNESOTA LIFE INSURANCE COMPANY


     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.


MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in the Portfolios of Ivy VIP, Lord Abbett, MFS, MFS II, Oppenheimer, Pioneer, Securian Funds Trust and VanEck. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.



Fund/Portfolio                                                                   Investment Adviser
------------------------------------------------------------------  ---------------------------------------------

IVY VARIABLE INSURANCE PORTFOLIOS:

Ivy VIP International Core Equity--Class II Shares................  Ivy Investment Management Company
   (Seeks to provide capital growth and appreciation.)

Ivy VIP Science and Technology--Class II Shares...................  Ivy Investment Management Company
   (Seeks to provide growth of capital.)


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio...........................................  Lord, Abbett & Co. LLC
   (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares.............  Massachusetts Financial Services
   (Seeks total return with an emphasis on current income but also  Company considering capital appreciation.)


MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares....  Massachusetts Financial Services
   (Seeks capital appreciation.)                                    Company

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares....................  OppenheimerFunds, Inc.
   (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares.............................................  OFI Global Asset Management, Inc.
   (Seeks capital appreciation.)

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares...............  Amundi Pioneer Asset Management,
   (Seeks capital appreciation by investing in a diversified        Inc. (Amundi Pioneer)
   portfolio of securities consisting primarily of common stocks.)



Fund/Portfolio                                                       Investment Sub-Adviser
------------------------------------------------------------------  -----------------------

IVY VARIABLE INSURANCE PORTFOLIOS:

Ivy VIP International Core Equity--Class II Shares................
   (Seeks to provide capital growth and appreciation.)

Ivy VIP Science and Technology--Class II Shares...................
   (Seeks to provide growth of capital.)


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio...........................................
   (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares.............
   (Seeks total return with an emphasis on current income but also considering capital appreciation.)


MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares....
   (Seeks capital appreciation.)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares....................
   (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares.............................................   OppenheimerFunds,
   (Seeks capital appreciation.)                                     Inc.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares...............
   (Seeks capital appreciation by investing in a diversified
   portfolio of securities consisting primarily of common stocks.)



Fund/Portfolio                                                                   Investment Adviser
------------------------------------------------------------------  ---------------------------------------------

SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 1 Shares................................  Securian Asset Management, Inc.

SFT Core Bond Fund--Class 2 Shares**..............................  Securian Asset Management, Inc.

SFT Government Money Market Fund*.................................  Securian Asset Management, Inc.

SFT Index 400 Mid-Cap Fund--Class 1 Shares........................  Securian Asset Management, Inc.

SFT Index 400 Mid-Cap Fund--Class 2 Shares**......................  Securian Asset Management, Inc.

SFT Index 500 Fund--Class 1 Shares................................  Securian Asset Management, Inc.

SFT Index 500 Fund--Class 2 Shares**..............................  Securian Asset Management, Inc.

SFT Mortgage Securities Fund--Class 1 Shares......................  Securian Asset Management, Inc.

SFT Mortgage Securities Fund--Class 2 Shares**....................  Securian Asset Management, Inc.

SFT Real Estate Securities Fund--Class 1 Shares...................  Securian Asset Management, Inc.

SFT Real Estate Securities Fund--Class 2 Shares**.................  Securian Asset Management, Inc.

VANECK VIP TRUST:
VanEck VIP Global Hard Assets Fund--Initial Class.................  Van Eck Associates Corporation
   (Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.)



Fund/Portfolio                                                       Investment Sub-Adviser
------------------------------------------------------------------  -----------------------

SECURIAN FUNDS TRUST:

SFT Core Bond Fund--Class 1 Shares................................

SFT Core Bond Fund--Class 2 Shares**..............................

SFT Government Money Market Fund*.................................

SFT Index 400 Mid-Cap Fund--Class 1 Shares........................

SFT Index 400 Mid-Cap Fund--Class 2 Shares**......................

SFT Index 500 Fund--Class 1 Shares................................

SFT Index 500 Fund--Class 2 Shares**..............................

SFT Mortgage Securities Fund--Class 1 Shares......................

SFT Mortgage Securities Fund--Class 2 Shares**....................

SFT Real Estate Securities Fund--Class 1 Shares...................

SFT Real Estate Securities Fund--Class 2 Shares**.................

VANECK VIP TRUST:
VanEck VIP Global Hard Assets Fund--Initial Class.................
   (Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.)





--------------
* Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.


** No longer available for transfers or allocations in your policy.

     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002 the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

---------------------------------------------------------------------------

                                                                CHARGES



     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES



APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING


     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.


     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.


     To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Sub-Account. The automatic transfer amount from the SFT Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.



     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.



     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.


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

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.


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CERTIFICATE PREMIUMS



     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.


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

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.


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DEATH BENEFIT AND ACCOUNT
VALUES



     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be


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
accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.


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

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented on or before July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented after July 1, 2002, the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.


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                                         SURRENDERS, PARTIAL SURRENDERS
                                                          AND TRANSFERS



     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion


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
that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;


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
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.


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     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.


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LOANS



     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment


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
will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.


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LAPSE AND REINSTATEMENT



LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.


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ADDITIONAL BENEFITS



     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other


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
limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.


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                            GENERAL MATTERS RELATING TO THE CERTIFICATE



POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay


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
mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.


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

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS.    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.


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FEDERAL TAX STATUS



INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in
Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.


TAX CUTS AND JOBS ACT



     The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.



     For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.



     The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.



     You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.


          DISTRIBUTION OF CERTIFICATES



     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms") .. Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount.

Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.


                      OTHER MATTERS



CYBERSECURITY

     Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

---------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION



     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements



Investment Company Act Number 811-8830

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



Item Number    Caption in Statement of Additional Information
15. Cover Page and Table of Contents

16. General Information and History

17. Services

18. Premiums

19. Additional Information About Operation of

   Contracts and Minnesota

                      Life Variable Universal Life Account

20. Underwriters

21. Additional Information About Charges

22. Lapse and Reinstatement

23. Loans

24. Financial Statements

25. Illustrations

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)



                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2018


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters

Illustrations


Financial Statements

GENERAL INFORMATION AND HISTORY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account currently invests in the ALPS Variable Investment Trust Funds, American Funds Insurance Series(R) Funds, Fidelity(R) Variable Insurance Products Funds, Ivy Variable Insurance Portfolios, Janus Aspen Series,
Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, Pioneer Variable Contracts Trust, Securian Funds Trust Funds, VanEck VIP Trust and Vanguard(R) Variable Insurance Fund.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner's paycheck. If an owner's insurance is continued following loss of the insured's eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner's address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured's lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

o        the monthly cost of insurance charges that were paid; and
o the monthly cost of insurance charges that should have been paid based on the insured's correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC
Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:




             Applicable Percentage     Applicable Percentage
 Attained   for certificates issued   for certificates issued on
   Age      before January 1, 2009     or after January 1, 2009

   35         432.4%                    512.3%
   45         310.2                     369.0
   55         226.9                     375.6
   65         171.8                     215.9
   75         137.5                     178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:




Attained   Applicable      Attained   Applicable      Attained   Applicable
  Age      Percentage        Age      Percentage        Age      Percentage
40 & below    250%            54         157%            68         117%
   41         243             55         150             69         116
   42         236             56         146             70         115
   43         229             57         142             71         113
   44         222             58         138             72         111
   45         215             59         134             73         109
   46         209             60         130             74         107
   47         203             61         128            75-90       105
   48         197             62         126             91         104
   49         191             63         124             92         103
   50         185             64         122             93         102
   51         178             65         120             94         101
   52         171             66         119             95         100
   53         164             67         118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See "Federal Tax Status".)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2017, 2016 and 2015, were $633,229, $609,901 and $710,833, net respectively.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of
0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS


Personalized illustrations provide you with a hypothetical projection of future contract values based upon your age, sex, risk class, premiums paid, and death benefit chosen. Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                              FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three year period ended December 31, 2017, and the financial statements of the Minnesota Life Variable Universal Life Account as of December 31, 2017, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2017

     (With Report of Independent Registered Public Accounting Firm Thereon)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2017

                                TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Policy Owners' Equity         5

Statements of Operations                                            18

Statements of Changes in Net Assets                                 31

Notes to Financial Statements                                       45

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of the Minnesota Life Variable Universal Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise the Minnesota Life Variable Universal Life Account (the Separate Account) as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                    KPMG LLP

We have served as the Separate Account's auditor since 1995.

Minneapolis, Minnesota
March 29, 2018

            KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG
            International"), a Swiss entity.

                                    APPENDIX

American Funds IS(R) Global Growth Fund - Class 1 Shares
American Funds IS(R) New World Fund(R) - Class 1 Shares
Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class
Fidelity(R) VIP Asset Manager Portfolio - Initial Class
Fidelity(R) VIP Balanced Portfolio - Initial Class
Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class
Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial Class Fidelity(R) VIP Emerging Markets Portfolio - Initial Class
Fidelity(R) VIP Equity-Income Portfolio - Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class
Fidelity(R) VIP Freedom Income Portfolio - Initial Class
Fidelity(R) VIP FundsManager 20% Portfolio - Service Class
Fidelity(R) VIP FundsManager 50% Portfolio - Service Class
Fidelity(R) VIP FundsManager 60% Portfolio - Service Class
Fidelity(R) VIP FundsManager 70% Portfolio - Service Class
Fidelity(R) VIP FundsManager 85% Portfolio - Service Class
Fidelity(R) VIP Government Money Market Portfolio - Initial Class
Fidelity(R) VIP Growth & Income Portfolio - Initial Class

Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class
Fidelity(R) VIP Growth Portfolio - Initial Class
Fidelity(R) VIP High Income Portfolio - Initial Class
Fidelity(R) VIP Index 500 Portfolio - Initial Class
Fidelity(R) VIP International Capital Appreciation Portfolio - Initial Class Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
Fidelity(R) VIP Mid Cap Portfolio - Initial Class
Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) VIP Real Estate Portfolio - Initial Class
Fidelity(R) VIP Strategic Income Portfolio - Initial Class
Fidelity(R) VIP Target Volatility - Service Class
Fidelity(R) VIP Value Portfolio - Initial Class
Fidelity(R) VIP Value Strategies Portfolio - Initial Class
Ivy VIP - Balanced Class II (1)
Ivy VIP - Core Equity Class II (1)
Ivy VIP - High Income Class II (1)
Ivy VIP - International Core Equity Class II (1)
Ivy VIP - Micro Cap Growth Class II (1)
Ivy VIP - Science And Technology Class II (1)
Ivy VIP - Small Cap Core Class II (1)
Ivy VIP - Value Class II (1)
Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1) Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (1) Lord Abbett Mid Cap Stock Portfolio
MFS(R) Emerging Markets Equity Portfolio - Initial Class
MFS(R) Total Return Bond Series - Initial Class
Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (1) Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (1)

Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (1) Oppenheimer Variable Account Funds - Global Fund/VA - Non-Service Shares Oppenheimer Variable Account Funds - Main Street Small Cap Fund(R)/VA - Non-service Shares
Pioneer Mid Cap Value VCT Portfolio - Class I Shares
Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares
Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares
Securian Funds Trust - SFT Advantus Government Money Market Fund (1)
Securian Funds Trust - SFT Advantus Index 400 Mid-cap Fund - Class 1 Shares Securian Funds Trust - SFT Advantus Index 400 Mid-cap Fund - Class 2 Shares Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares
Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares
Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1 Shares Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares Securian Funds Trust - SFT Ivy(SM) Growth Fund
Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares (1)
Van Eck VIP Global Hard Assets Fund
Vanguard(R) Variable Insurance Fund Diversified Value Portfolio
Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                                                          FIDELITY
                                             AMER FUNDS      AMER FUNDS      FIDELITY      FIDELITY          VIP
                                               IS GLBL     IS NEW WORLD     VIP ASSET      VIP ASSET      BALANCED     FIDELITY VIP
                                             GROWTH CL 1       CL 1         MGR GRO IC      MGR IC           IC        CONTRAFUND IC
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $     253,602         33,018        497,103         47,664        136,157      2,628,171
Receivable from Minnesota Life for policy
  purchase payments                                    --             --            740            728            467             --
Receivable for investments sold                       841            122             --             --             --          2,221
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                  254,443         33,140        497,843         48,392        136,624      2,630,392
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       841            122             --             --             --          2,221
Payable for investments purchased                      --             --            740            728            467             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 841            122            740            728            467          2,221
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $     253,602         33,018        497,103         47,664        136,157      2,628,171
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $     253,602         33,018        497,103         47,664        136,157      2,628,171

    Investment shares                               8,312          1,305         25,877          3,130          7,258         69,272
    Investments at cost                     $     234,705         29,612        474,467         46,697        127,821      2,339,323

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                                                          FIDELITY
                                               FIDELITY     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP       VIP       FIDELITY VIP
                                               VIP DISC     DYNAMIC CAP      EMERGING        EQUITY-       FREEDOM     FREEDOM 2015
                                              SM CAP IC        APP IC       MARKETS IC     INCOME IC       2010 IC          IC
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $      60,199         60,235         85,026      1,938,240            293          3,412
Receivable from Minnesota Life for policy
  purchase payments                                    78             --             --             --             --             --
Receivable for investments sold                        --             --              1          6,408             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                   60,277         60,235         85,027      1,944,648            293          3,412
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --             --              1          6,408             --             --
Payable for investments purchased                      78             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                  78             --              1          6,408             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $      60,199         60,235         85,026      1,938,240            293          3,412
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $      60,199         60,235         85,026      1,938,240            293          3,412

    Investment shares                               3,571          4,174          6,952         81,132             22            249
    Investments at cost                     $      53,575         54,245         63,162      1,807,486            293          3,364

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                               FIDELITY       FIDELITY       FIDELITY       FIDELITY       FIDELITY       FIDELITY
                                                 VIP            VIP            VIP            VIP            VIP            VIP
                                               FREEDOM        FREEDOM        FREEDOM        FREEDOM        FREEDOM        FREEDOM
                                               2020 IC        2025 IC        2030 IC        2035 IC        2040 IC        2045 IC
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $       3,939          9,096         84,283          5,512          5,415          1,299
Receivable from Minnesota Life for policy
  purchase payments                                    --            161             48            440             --             --
Receivable for investments sold                        --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                    3,939          9,257         84,331          5,952          5,415          1,299
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --             --             --             --             --             --
Payable for investments purchased                      --            161             48            440             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                  --            161             48            440             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $       3,939          9,096         84,283          5,512          5,415          1,299
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $       3,939          9,096         84,283          5,512          5,415          1,299

    Investment shares                                 281            621          5,745            241            249             60
    Investments at cost                     $       3,820          9,110         80,305          5,392          5,410          1,285

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                               FREEDOM        FREEDOM       FUNDS MGR      FUNDS MGR      FUNDS MGR      FUNDS MGR
                                               2050 IC       INCOME IC        20% SC         50% SC        60% SC          70% SC
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $      15,650            228          1,084            942          1,000            512
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --             --
Receivable for investments sold                        --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                   15,650            228          1,084            942          1,000            512
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --             --             --             --             --             --
Payable for investments purchased                      --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                  --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $      15,650            228          1,084            942          1,000            512
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $      15,650            228          1,084            942          1,000            512

    Investment shares                                 803             20             93             70             80             36
    Investments at cost                     $      13,933            229          1,094            898            983            509

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP     FIDELITY
                                              FUNDS MGR      GOVT MONEY      GROWTH &     FIDELITY VIP   GROWTH OPP       VIP HIGH
                                               85% SC          MKT IC         INC IC       GROWTH IC         IC            INC IC
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $       1,899        462,894        283,899      1,529,894        289,230        282,800
Receivable from Minnesota Life for policy
  purchase payments                                    --          1,563          1,145          2,002            645             --
Receivable for investments sold                        --             --             --             --             --          2,839
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                    1,899        464,457        285,044      1,531,896        289,875        285,639
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --             --             --             --             --          2,839
Payable for investments purchased                      --          1,563          1,145          2,002            645             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                  --          1,563          1,145          2,002            645          2,839
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $       1,899        462,894        283,899      1,529,894        289,230        282,800
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $       1,899        462,894        283,899      1,529,894        289,230        282,800

    Investment shares                                 133        462,894         12,501         20,660          8,016         51,890
    Investments at cost                     $       1,745        462,894        255,532      1,312,192        257,032        280,312

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                              FIDELITY       FIDELITY     FIDELITY VIP                                 FIDELITY VIP
                                              VIP INDEX      VIP INTL     INVEST GRADE    FIDELITY VIP   FIDELITY VIP   REAL ESTATE
                                               500 IC       CAP APP IC         IC          MID CAP IC    OVERSEAS IC        IC
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $     711,442         73,674        180,914      1,358,890      1,287,209        140,360
Receivable from Minnesota Life for policy
  purchase payments                                   807             --            144            670             --             92
Receivable for investments sold                        --             --             --             --            805             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                  712,249         73,674        181,058      1,359,560      1,288,014        140,452
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --             --             --             --            805             --
Payable for investments purchased                     807             --            144            670             --             92
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 807             --            144            670            805             92
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $     711,442         73,674        180,914      1,358,890      1,287,209        140,360
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $     711,442         73,674        180,914      1,358,890      1,287,209        140,360

    Investment shares                               2,624          4,237         14,134         34,897         56,284          7,220
    Investments at cost                     $     590,469         60,063        182,544      1,180,181      1,098,409        142,262

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             FIDELITY VIP   FIDELITY VIP                 FIDELITY VIP      IVY VIP        IVY VIP
                                             STRAT INCOME    TARGET VOL    FIDELITY VIP   VALUE STRAT    BALANCED CL    CORE EQUITY
                                                  IC             IC          VALUE IC          IC            II            CL II
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $     182,160         39,514         83,804         32,286      2,901,155        281,150
Receivable from Minnesota Life for policy
  purchase payments                                    --             --            150             --             --             --
Receivable for investments sold                         1             --             --             --          7,290          2,828
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                  182,161         39,514         83,954         32,286      2,908,445        283,978
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                         1             --             --             --          7,290          2,828
Payable for investments purchased                      --             --            150             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                   1             --            150             --          7,290          2,828
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $     182,160         39,514         83,804         32,286      2,901,155        281,150
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $     182,160         39,514         83,804         32,286      2,901,155        281,150

    Investment shares                              15,840          3,255          5,122          2,263        364,829         22,865
    Investments at cost                     $     180,013         37,705         74,893         32,128      3,084,721        271,463

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                               IVY VIP      IVY VIP INTL     IVY VIP        IVY VIP        IVY VIP
                                             HIGH INCOME    CORE EQUITY     MICRO CAP      SCIENCE &      SMALL CAP       IVY VIP
                                                CL II          CL II       GROWTH CL II    TECH CL II    CORE CL II     VALUE CL II
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $         844      3,747,661        305,641         29,007        858,229        736,624
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --          1,707             --             --
Receivable for investments sold                        50          7,272          1,141             --          2,670          3,634
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                      894      3,754,933        306,782         30,714        860,899        740,258
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        50          7,272          1,141             --          2,670          3,634
Payable for investments purchased                      --             --             --          1,707             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                  50          7,272          1,141          1,707          2,670          3,634
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $         844      3,747,661        305,641         29,007        858,229        736,624
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $         844      3,747,661        305,641         29,007        858,229        736,624

    Investment shares                                 232        201,674         13,633          1,073         46,855        114,404
    Investments at cost                     $         834      3,315,139        280,765         27,135        779,059        670,638

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                JANUS          JANUS          LORD         MFS TOTAL       MFS VIT      MORNINGSTAR
                                              HENDERSON      HENDERSON     ABBETT MID     RETURN BOND    EMRG MKT EQ      BALANCED
                                              FORTY SS      OVERSEAS SS     CAP STOCK       SERIES           IC            ETF I
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $     350,152      1,478,758         98,594          2,052         14,283        106,041
Receivable from Minnesota Life for policy
  purchase payments                                    --             --            842             --             --             26
Receivable for investments sold                     1,917          5,869             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                  352,069      1,484,627         99,436          2,052         14,283        106,067
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     1,917          5,869             --             --             --             --
Payable for investments purchased                      --             --            842             --             --             26
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               1,917          5,869            842             --             --             26
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $     350,152      1,478,758         98,594          2,052         14,283        106,041
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $     350,152      1,478,758         98,594          2,052         14,283        106,041

    Investment shares                               9,253         48,105          4,023            155            830          9,392
    Investments at cost                     $     319,902      1,592,219        101,854          2,049         11,674        109,709

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                            MORNINGSTAR                                    PIONEER          SFT
                                             MORNINGSTAR    INC & GROWTH    OPP GLOBAL      OPP MS         MID-CAP        ADVANTUS
                                             GROWTH ETF I      ETF I         FUND VA       SMALL CAP      VALUE VCT       BOND CL 1
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $      84,497         40,061         50,639         23,621         14,043         10,558
Receivable from Minnesota Life for policy
  purchase payments                                    --             21             --             --             --             --
Receivable for investments sold                        36             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                   84,533         40,082         50,639         23,621         14,043         10,558
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        36             --             --             --             --             --
Payable for investments purchased                      --             21             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                  36             21             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $      84,497         40,061         50,639         23,621         14,043         10,558
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $      84,497         40,061         50,639         23,621         14,043         10,558

    Investment shares                               6,954          3,905          1,068            916            665          4,457
    Investments at cost                     $      84,654         41,787         37,776         20,054         13,391         10,156

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                            SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                             SFT ADVANTUS    GOVT MONEY    INDEX 400 MC    INDEX 400      INDEX 500      INDEX 500
                                              BOND CL 2        MARKET          CL 1         MC CL 2          CL 1           CL 2
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $   1,464,464      1,515,362          6,119     24,585,411        155,806     75,666,886
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --             --
Receivable for investments sold                     7,460         77,101             --         48,311             --        360,138
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                1,471,924      1,592,463          6,119     24,633,722        155,806     76,027,024
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     7,460         77,101             --         48,311             --        360,138
Payable for investments purchased                      --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               7,460         77,101             --         48,311             --        360,138
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $   1,464,464      1,515,362          6,119     24,585,411        155,806     75,666,886
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $   1,464,464      1,515,362          6,119     24,585,411        155,806     75,666,886

    Investment shares                             632,281      1,515,362          1,235      5,074,011         14,659      7,280,607
    Investments at cost                     $   1,417,979      1,515,362          5,589     13,066,074        126,329     40,859,036

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                SFT            SFT            SFT            SFT
                                                 SFT          ADVANTUS      ADVANTUS       ADVANTUS       ADVANTUS
                                            ADVANTUS INTL     MORTGAGE      MORTGAGE      REAL ESTATE    REAL ESTATE      SFT IVY
                                              BOND CL 2         CL 1          CL 2           CL 1           CL 2           GROWTH
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $      83,271         15,023        219,491         26,322      1,005,677      2,850,642
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --
Receivable for investments sold                     2,363             --            902             --          2,847          9,144
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                   85,634         15,023        220,393         26,322      1,008,524      2,859,786
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     2,363             --            902             --          2,847          9,144
Payable for investments purchased                      --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               2,363             --            902             --          2,847          9,144
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $      83,271         15,023        219,491         26,322      1,005,677      2,850,642
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $      83,271         15,023        219,491         26,322      1,005,677      2,850,642

    Investment shares                              33,616          7,640        114,160          5,506        215,159        182,016
    Investments at cost                     $      80,351         14,832        194,504         24,308        999,282      1,906,801

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                SFT
                                               SFT IVY       WELLINGTON    VAN ECK VIP    VANGUARD VI    VANGUARD VI
                                              SMALL CAP     CORE EQUITY     GLOB HARD     DIVERSIFIED    TOTAL BOND
                                               GROWTH          CL 1           ASSETS         VALUE         MARKET          TOTALS
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $     332,663        382,260          8,948         92,136         41,520    132,398,560
Receivable from Minnesota Life for policy
  purchase payments                                    --             --            865             --            184         13,525
Receivable for investments sold                     4,760          4,169             --            584             --        563,724
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                  337,423        386,429          9,813         92,720         41,704    132,975,809
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     4,760          4,169             --            584             --        563,724
Payable for investments purchased                      --             --            865             --            184         13,525
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               4,760          4,169            865            584            184        577,249
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $     332,663        382,260          8,948         92,136         41,520    132,398,560
                                            =============  =============  =============  =============  =============  =============

POLICY OWNERS' EQUITY
    Total policy owners' equity             $     332,663        382,260          8,948         92,136         41,520    132,398,560

    Investment shares                              21,052         26,603            377          5,407          3,504
    Investments at cost                     $     245,310        293,189          8,203         85,857         41,563     83,165,640

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       AMER FUNDS      AMER FUNDS     FIDELITY VIP
                                         IS GLBL         IS NEW         ASSET MGR     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                       GROWTH CL 1     WORLD CL 1        GRO IC       ASSET MGR IC    BALANCED IC    CONTRAFUND IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $        1,977             329           5,987             952           1,915          23,821
  Mortality, expense and
    administrative charges (note 3)            (413)            (69)           (985)           (166)           (347)         (5,557)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net            1,564             260           5,002             786           1,568          18,264
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    3,681              --          39,108           7,676           3,482         114,244

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      17,551           3,329         131,321          79,412         113,652         873,177
    Cost of investments sold                (16,393)         (3,379)       (136,604)        (81,512)       (102,062)       (857,469)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            1,158             (50)         (5,283)         (2,100)         11,590          15,708

    Net realized gains (losses) on
      investments                             4,839             (50)         33,825           5,576          15,072         129,952

  Net change in unrealized
    appreciation (depreciation) of
    investments                              32,852           4,695          25,008           2,304           4,097         281,473
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          37,691           4,645          58,833           7,880          19,169         411,425
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       39,255           4,905          63,835           8,666          20,737         429,689
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                       DISC SM CAP     DYNAMIC CAP      EMERGING         EQUITY-         FREEDOM         FREEDOM
                                           IC            APP IC        MARKETS IC       INCOME IC        2010 IC         2015 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $          413             485             511          31,100               4              39
  Mortality, expense and
    administrative charges (note 3)            (155)           (141)           (184)         (4,896)            (12)            (20)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net              258             344             327          26,204              (8)             19
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    1,403           3,566              76          32,260              82             203

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      21,189          13,658          21,165         322,966           6,865          12,328
    Cost of investments sold                (19,147)        (13,486)        (19,832)       (300,507)         (6,405)        (11,390)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            2,042             172           1,333          22,459             460             938

    Net realized gains (losses) on
      investments                             3,445           3,738           1,409          54,719             542           1,141

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 220           7,919          26,090         124,972              44             (58)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           3,665          11,657          27,499         179,691             586           1,083
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $        3,923          12,001          27,826         205,895             578           1,102
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM         FREEDOM
                                        2020 IC         2025 IC         2030 IC         2035 IC         2040 IC         2045 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           49             126           1,086              57              59              14
  Mortality, expense and
    administrative charges (note 3)             (21)            (31)           (154)            (29)            (26)            (19)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net               28              95             932              28              33              (5)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      175             339           2,496             323             319             217

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      14,862          32,790          79,411          20,965          17,030          12,777
    Cost of investments sold                (13,896)        (31,184)        (73,499)        (18,620)        (15,043)        (11,005)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                              966           1,606           5,912           2,345           1,987           1,772

    Net realized gains (losses) on
      investments                             1,141           1,945           8,408           2,668           2,306           1,989

  Net change in unrealized
    appreciation (depreciation) of
    investments                                  12              57           2,462            (263)           (132)           (318)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           1,153           2,002          10,870           2,405           2,174           1,671
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $        1,181           2,097          11,802           2,433           2,207           1,666
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM         FUNDS MGR       FUNDS MGR       FUNDS MGR       FUNDS MGR
                                        2050 IC        INCOME IC          20% SC         50% SC          60% SC           70% SC
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $          184               2              13              11              11               5
  Mortality, expense and
    administrative charges (note 3)             (52)            (10)            (10)            (15)            (16)            (16)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net              132              (8)              3              (4)             (5)            (11)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      650              24              17               6              91               4

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      15,616           5,536           7,321           6,762           8,482           8,988
    Cost of investments sold                (13,762)         (5,257)         (7,075)         (6,138)         (7,921)         (8,058)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            1,854             279             246             624             561             930

    Net realized gains (losses) on
      investments                             2,504             303             263             630             652             934

  Net change in unrealized
    appreciation (depreciation) of
    investments                               1,696              41              44             140             330             157
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           4,200             344             307             770             982           1,091
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $        4,332             336             310             766             977           1,080
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP
                                        FUNDS MGR      GOVT MONEY        GROWTH &     FIDELITY VIP     GROWTH OPP     FIDELITY VIP
                                         85% SC          MKT IC           INC IC        GROWTH IC          IC         HIGH LNC IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           13           2,235           3,381           3,206             810          15,263
  Mortality, expense and
    administrative charges (note 3)             (20)           (738)           (700)         (3,883)           (651)         (1,032)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net               (7)          1,497           2,681            (677)            159          14,231
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       18              --           6,602         107,764          32,995              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                       9,516         234,112         201,696         924,792         187,502         188,473
    Cost of investments sold                 (8,321)       (234,112)       (172,690)       (806,890)       (170,936)       (185,585)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            1,195              --          29,006         117,902          16,566           2,888

    Net realized gains (losses) on
      investments                             1,213              --          35,608         225,666          49,561           2,888

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 448              --           4,765         232,762          25,760           5,041
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           1,661              --          40,373         458,428          75,321           7,929
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $        1,654           1,497          43,054         457,751          75,480          22,160
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      FIDELITY VIP    FIDELITY VIP                                    FIDELITY VIP
                                      FIDELITY VIP    INTL CAP APP    INVEST GRADE    FIDELITY VIP    FIDELITY VIP    REAL ESTATE
                                      INDEX 500 IC         IC              IC          MID CAP IC     OVERSEAS IC          IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $       11,994             323           4,335           8,811          17,083           2,557
  Mortality, expense and
    administrative charges (note 3)          (1,657)           (179)           (445)         (3,142)         (3,327)           (341)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           10,337             144           3,890           5,669          13,756           2,216
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    2,091              --             791          54,325           1,116           8,014

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     265,183          39,246          55,171         690,164         605,682          26,559
    Cost of investments sold               (223,822)        (34,030)        (55,398)       (647,727)       (528,808)        (26,328)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           41,361           5,216            (227)         42,437          76,874             231

    Net realized gains (losses) on
      investments                            43,452           5,216             564          96,762          77,990           8,245

  Net change in unrealized
    appreciation (depreciation) of
    investments                              75,866          16,277           2,450         136,458         237,355          (5,297)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net         119,318          21,493           3,014         233,220         315,345           2,948
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      129,655          21,637           6,904         238,889         329,101           5,164
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP      IVY VIP
                                      STRAT INCOME     TARGET VOL     FIDELITY VIP     VALUE STRAT    BALANCED CL     IVY VIP CORE
                                           IC              IC           VALUE IC           IC             II          EQUITY CL II
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $        5,654             472           1,042             447          53,676           1,135
  Mortality, expense and
    administrative charges (note 3)            (454)           (104)           (187)            (73)        (14,788)           (703)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net            5,200             368             855             374          38,888             432
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      914           2,312           2,218           6,870          94,956          10,265

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      29,506           7,322          20,488          13,065       1,209,139          57,299
    Cost of investments sold                (29,621)         (6,788)        (20,803)        (14,022)     (1,490,490)        (63,953)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                             (115)            534            (315)           (957)       (281,351)         (6,654)

    Net realized gains (losses) on
      investments                               799           2,846           1,903           5,913        (186,395)          3,611

  Net change in unrealized
    appreciation (depreciation) of
    investments                               7,191           3,046           8,060          (1,134)        476,949          45,484
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           7,990           5,892           9,963           4,779         290,554          49,095
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       13,190           6,260          10,818           5,153         329,442          49,527
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         IVY VIP      IVY VIP INTL       IVY VIP         IVY VIP        IVY VIP
                                       HIGH INCOME    CORE EQUITY       MICRO CAP       SCIENCE &      SMALL CAP        IVY VIP
                                          CL II          CL II        GROWTH CL II     TECH CL II      CORE CL II     VALUE CL II
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $          781          29,646              --              --              --           9,859
  Mortality, expense and
    administrative charges (note 3)             (31)         (3,770)           (785)            (21)         (2,465)         (2,343)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net              750          25,876            (785)            (21)         (2,465)          7,516
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --             914           3,084         107,263          13,371

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      16,664         176,525          31,550          65,726         252,424         118,388
    Cost of investments sold                (16,910)       (172,654)        (37,644)        (51,252)       (225,941)       (120,570)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                             (246)          3,871          (6,094)         14,474          26,483          (2,182)

    Net realized gains (losses) on
      investments                              (246)          3,871          (5,180)         17,558         133,746          11,189

  Net change in unrealized
    appreciation (depreciation) of
    investments                                 269         405,829          27,504          (4,563)        (14,924)         60,943
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net              23         409,700          22,324          12,995         118,822          72,132
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $          773         435,576          21,539          12,974         116,357          79,648
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                          JANUS          JANUS         LORD ABBETT      MFS TOTAL       MFS VIT        MORNINGSTAR
                                        HENDERSON      HENDERSON         MID CAP       RETURN BOND    EMRG MKT EQ        BALANCED
                                        FORTY SS      OVERSEAS SS         STOCK          SERIES           IC              ETF I
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --          18,571             581             335             202           1,885
  Mortality, expense and
    administrative charges (note 3)            (869)         (1,672)            (43)             (9)             (6)           (102)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net             (869)         16,899             538             326             196           1,783
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   11,636              --           9,801              --              --           6,130

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      66,335         159,775         228,305          13,549          16,540           7,145
    Cost of investments sold                (67,607)       (193,413)       (192,129)        (13,799)        (13,837)         (6,878)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           (1,272)        (33,638)         36,176            (250)          2,703             267

    Net realized gains (losses) on
      investments                            10,364         (33,638)         45,977            (250)          2,703           6,397

  Net change in unrealized
    appreciation (depreciation) of
    investments                              49,981         316,858         (36,496)            317           2,826          (3,215)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          60,345         283,220           9,481              67           5,529           3,182
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       59,476         300,119          10,019             393           5,725           4,965
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      MORNINGSTAR                                       PIONEER
                                       MORNINGSTAR       INC &         OPP GLOBAL         OPP MS      MID-CAP VALUE   SFT ADVANTUS
                                      GROWTH ETF I    GROWTH ETF I       FUND VA        SMALL CAP         VCT           BOND CL 1
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $        1,226             803             516             278             201              --
  Mortality, expense and
    administrative charges (note 3)             (90)            (48)            (21)            (13)            (15)             (7)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net            1,136             755             495             265             186              (7)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    4,086           1,840              --           1,704           1,883              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      16,151           2,124          26,874          20,152          22,845          21,023
    Cost of investments sold                (15,546)         (2,150)        (20,244)        (16,334)        (19,901)        (20,319)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                              605             (26)          6,630           3,818           2,944             704

    Net realized gains (losses) on
      investments                             4,691           1,814           6,630           5,522           4,827             704

  Net change in unrealized
    appreciation (depreciation) of
    investments                                (77)           (935)          9,669          (1,696)         (2,572)            141
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           4,614             879          16,299           3,826           2,255             845
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $        5,750           1,634          16,794           4,091           2,441             838
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS
                                      SFT ADVANTUS     GOVT MONEY       INDEX 400       INDEX 400     SFT ADVANTUS    SFT ADVANTUS
                                        BOND CL 1        MARKET          MC CL 1         MC CL 2     INDEX 500 CL 1  INDEX 500 CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --           1,928              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)          (3,847)         (3,191)            (12)         (5,820)           (119)       (102,049)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (3,847)         (1,263)            (12)         (5,820)           (119)       (102,049)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     617,183       1,932,915          28,930       6,291,863         188,861      10,101,408
    Cost of investments sold               (582,876)     (1,932,915)        (21,418)     (2,830,759)       (158,953)     (3,747,395)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           34,307              --           7,512       3,461,104          29,908       6,354,013

    Net realized gains (losses) on
      investments                            34,307              --           7,512       3,461,104          29,908       6,354,013

  Net change in unrealized
    appreciation (depreciation) of
    investments                              31,303              --          (4,392)        320,994           7,520       7,421,901
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          65,610              --           3,120       3,782,098          37,428      13,775,914
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       61,763          (1,263)          3,108       3,776,278          37,309      13,673,865
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                      SFT ADVANTUS    SFT ADVANTUS
                                      SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS    REAL ESTATE     REAL ESTATE        SFT IVY
                                     INTL BOND CL 2   MORTGAGE CL 1   MORTGAGE CL 2       CL 1            CL 2           GROWTH
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)            (267)             (5)           (825)             (8)         (2,701)         (2,665)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net             (267)             (5)           (825)             (8)         (2,701)         (2,665)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      50,704           7,684          56,855         167,699         270,166         212,841
    Cost of investments sold                (46,898)         (7,218)        (52,800)       (162,306)       (244,228)       (159,350)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            3,806             466           4,055           5,393          25,938          53,491

    Net realized gains (losses) on
      investments                             3,806             466           4,055           5,393          25,938          53,491

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (2,520)              9             449          (3,329)         34,651         592,550
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net           1,286             475           4,504           2,064          60,589         646,041
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $        1,019             470           3,679           2,056          57,888         643,376
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                          Year ended December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         SFT IVY     SFT WELLINGTON   VAN ECK VIP     VANGUARD VI     VANGUARD VI
                                        SMALL CAP     CORE EQUITY      GLOB HARD      DIVERSIFIED     TOTAL BOND
                                         GROWTH           CL 1           ASSETS          VALUE          MARKET           TOTALS
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --              --             843             274         269,516
  Mortality, expense and
    administrative charges (note 3)          (1,164)         (2,477)             (7)           (121)            (50)       (183,406)
  Fees waived (note 3)                           --             738              --              --              --             738
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (1,164)         (1,739)             (7)            722             224          86,848
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --              --           2,813              37         706,255

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      72,257         258,120          17,012          23,265           4,326      28,176,252
    Cost of investments sold                (49,945)       (188,446)        (18,980)        (23,288)         (4,382)    (17,939,253)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           22,312          69,674          (1,968)            (23)            (56)     10,236,999

    Net realized gains (losses) on
      investments                            22,312          69,674          (1,968)          2,790             (19)     10,943,254

  Net change in unrealized
    appreciation (depreciation) of
    investments                              46,236          26,173           1,341           4,874              15      11,072,957
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          68,548          95,847            (627)          7,664              (4)     22,016,211
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       67,384          94,108            (634)          8,386             220      22,103,059
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                     AMER FUNDS IS   AMER FUNDS      FIDELITY       FIDELITY       FIDELITY     FIDELITY VIP
                                      GLBL GROWTH   IS NEW WORLD     VIP ASSET      VIP ASSET        VIP         CONTRAFUND
                                         CL 1           CL 1        MGR GRO IC       MGR IC       BALANCED IC        IC
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $        911             99          2,923            881          1,491         10,402
  Net realized gains (losses) on
    investments                             6,646           (385)        (4,062)        (2,192)        (1,376)        24,546
  Net change in unrealized
    appreciation (depreciation)
    of investments                         (6,497)           999          6,548          3,333          9,388         96,172
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          1,060            713          5,409          2,022          9,503        131,120
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 21,756          3,294        109,744         41,140         85,109        837,776
  Policy terminations, withdrawal
    payments and charges                  (14,581)        (1,680)      (124,698)       (43,258)       (94,020)      (757,218)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                  7,175          1,614        (14,954)        (2,118)        (8,911)        80,558
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           8,235          2,327         (9,545)           (96)           592        211,678
Net assets at the beginning of year        92,667         11,407        267,715         74,427        143,924      1,673,865
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    100,902         13,734        258,170         74,331        144,516      1,885,543
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $      1,564            260          5,002            786          1,568         18,264
  Net realized gains (losses) on
    investments                             4,839            (50)        33,825          5,576         15,072        129,952
  Net change in unrealized
    appreciation (depreciation)
    of investments                         32,852          4,695         25,008          2,304          4,097        281,473
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         39,255          4,905         63,835          8,666         20,737        429,689
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                130,687         17,648        306,236         44,035         84,481      1,185,134
  Policy terminations, withdrawal
    payments and charges                  (17,242)        (3,269)      (131,138)       (79,368)      (113,577)      (872,195)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                113,445         14,379        175,098        (35,333)       (29,096)       312,939
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         152,700         19,284        238,933        (26,667)        (8,359)       742,628
Net assets at the beginning of year       100,902         13,734        258,170         74,331        144,516      1,885,543
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    253,602         33,018        497,103         47,664        136,157      2,628,171
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                                                                                   FIDELITY       FIDELITY
                                       FIDELITY     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP       VIP            VIP
                                      VIP  DISC     DYNAMIC CAP      EMERGING        EQUITY-       FREEDOM        FREEDOM
                                      SM CAP IC       APP IC        MARKETS IC     INCOME IC       2010 IC        2015 IC
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $        181            336            151         26,099             64            118
  Net realized gains (losses) on
    investments                             2,173          1,537         (1,814)        52,421             55           (114)
  Net change in unrealized
    appreciation (depreciation)
    of investments                          8,152           (652)         3,925        129,149            141            473
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         10,506          1,221          2,262        207,669            260            477
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 12,291          9,168         17,793        200,556          1,441          7,236
  Policy terminations, withdrawal
    payments and charges                  (14,652)       (17,033)       (20,504)      (200,066)        (1,507)        (7,462)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 (2,361)        (7,865)        (2,711)           490            (66)          (226)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           8,145         (6,644)          (449)       208,159            194            251
Net assets at the beginning of year        50,421         60,338         61,362      1,192,471          4,870          8,948
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     58,566         53,694         60,913      1,400,630          5,064          9,199
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $        258            344            327         26,204             (8)            19
  Net realized gains (losses) on
    investments                             3,445          3,738          1,409         54,719            542          1,141
  Net change in unrealized
    appreciation (depreciation)
    of investments                            220          7,919         26,090        124,972             44            (58)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          3,923         12,001         27,826        205,895            578          1,102
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 18,808          8,111         17,353        653,304          1,506          5,420
  Policy terminations, withdrawal
    payments and charges                  (21,098)       (13,571)       (21,066)      (321,589)        (6,855)       (12,309)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 (2,290)        (5,460)        (3,713)       331,715         (5,349)        (6,889)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           1,633          6,541         24,113        537,610         (4,771)        (5,787)
Net assets at the beginning of year        58,566         53,694         60,913      1,400,630          5,064          9,199
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     60,199         60,235         85,026      1,938,240            293          3,412
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                        FIDELITY      FIDELITY        FIDELITY      FIDELITY       FIDELITY       FIDELITY
                                          VIP           VIP             VIP           VIP            VIP            VIP
                                        FREEDOM       FREEDOM         FREEDOM       FREEDOM        FREEDOM        FREEDOM
                                        2020 IC       2025 IC         2030 IC       2035 IC        2040 IC        2045 IC
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $        105            206            770            117            133             86
  Net realized gains (losses) on
    investments                                18            298         (1,031)          (245)          (153)          (356)
  Net change in unrealized
    appreciation (depreciation)
    of investments                            438            201          3,528            904            660            807
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations            561            705          3,267            776            640            537
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 12,641         26,488         52,734         11,542          7,937          5,735
  Policy terminations, withdrawal
    payments and charges                  (12,981)       (26,677)       (38,238)       (11,302)        (7,735)        (7,175)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                   (340)          (189)        14,496            240            202         (1,440)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             221            516         17,763          1,016            842           (903)
Net assets at the beginning of year         8,094         15,554         44,551         10,021         11,196          9,273
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $      8,315         16,070         62,314         11,037         12,038          8,370
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $         28             95            932             28             33             (5)
  Net realized gains (losses) on
    investments                             1,141          1,945          8,408          2,668          2,306          1,989
  Net change in unrealized
    appreciation (depreciation)
    of investments                             12             57          2,462           (263)          (132)          (318)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          1,181          2,097         11,802          2,433          2,207          1,666
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  9,287         23,695         89,510         12,984          8,180          4,023
  Policy terminations, withdrawal
    payments and charges                  (14,844)       (32,766)       (79,343)       (20,942)       (17,010)       (12,760)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 (5,557)        (9,071)        10,167         (7,958)        (8,830)        (8,737)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          (4,376)        (6,974)        21,969         (5,525)        (6,623)        (7,071)
Net assets at the beginning of year         8,315         16,070         62,314         11,037         12,038          8,370
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $      3,939          9,096         84,283          5,512          5,415          1,299
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                        FIDELITY
                                          VIP       FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                        FREEDOM       FREEDOM        FUNDS MGR     FUNDS MGR      FUNDS MGR      FUNDS MGR
                                        2050 IC      INCOME IC        20% SC        50% SC          60% SC        70% SC
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $        243             56             50             61             65             55
  Net realized gains (losses) on
    investments                               188             32            (53)           (16)           119            186
  Net change in unrealized
    appreciation (depreciation)
    of investments                            717             94            127            197            100             64
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          1,148            182            124            242            284            305
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  8,002            760          3,068          1,673          1,387          1,312
  Policy terminations, withdrawal
    payments and charges                   (6,463)          (862)        (3,200)        (2,056)        (1,141)        (1,287)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                  1,539           (102)          (132)          (383)           246             25
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           2,687             80             (8)          (141)           530            330
Net assets at the beginning of year        17,058          4,493          4,851          6,231          5,930          6,357
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     19,745          4,573          4,843          6,090          6,460          6,687
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $        132             (8)             3             (4)            (5)           (11)
  Net realized gains (losses) on
    investments                             2,504            303            263            630            652            934
  Net change in unrealized
    appreciation (depreciation)
    of investments                          1,696             41             44            140            330            157
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          4,332            336            310            766            977          1,080
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  7,151            847          3,243            834          2,030          1,718
  Policy terminations, withdrawal
    payments and charges                  (15,578)        (5,528)        (7,312)        (6,748)        (8,467)        (8,973)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 (8,427)        (4,681)        (4,069)        (5,914)        (6,437)        (7,255)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          (4,095)        (4,345)        (3,759)        (5,148)        (5,460)        (6,175)
Net assets at the beginning of year        19,745          4,573          4,843          6,090          6,460          6,687
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     15,650            228          1,084            942          1,000            512
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                      FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                 FIDELITY VIP
                                       FUNDS MGR      GOVT MONEY    GROWTH & INC  FIDELITY VIP    GROWTH OPP    FIDELITY VIP
                                        85% SC         MKT IC           IC         GROWTH IC         IC         HIGH LNC IC
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $         55           (133)         3,701         (2,329)            86         16,344
  Net realized gains (losses) on
    investments                               271             --         (5,725)        68,593        (21,845)        (8,029)
  Net change in unrealized
    appreciation (depreciation)
    of investments                            103             --         42,062        (63,321)        22,171         32,724
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations            429           (133)        40,038          2,943            412         41,039
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  1,201        216,998        154,797        860,073        181,288        129,015
  Policy terminations, withdrawal
    payments and charges                   (1,378)      (345,871)      (181,015)      (583,563)      (249,847)      (126,961)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                   (177)      (128,873)       (26,218)       276,510        (68,559)         2,054
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             252       (129,006)        13,820        279,453        (68,147)        43,093
Net assets at the beginning of year         8,029        303,906        267,441      1,082,801        301,753        295,596
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $      8,281        174,900        281,261      1,362,254        233,606        338,689
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $         (7)         1,497          2,681           (677)           159         14,231
  Net realized gains (losses) on
    investments                             1,213             --         35,608        225,666         49,561          2,888
  Net change in unrealized
    appreciation (depreciation)
    of investments                            448             --          4,765        232,762         25,760          5,041
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          1,654          1,497         43,054        457,751         75,480         22,160
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  1,463        520,508        161,174        634,205        167,570        110,018
  Policy terminations, withdrawal
    payments and charges                   (9,499)      (234,011)      (201,590)      (924,316)      (187,426)      (188,067)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 (8,036)       286,497        (40,416)      (290,111)       (19,856)       (78,049)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          (6,382)       287,994          2,638        167,640         55,624        (55,889)
Net assets at the beginning of year         8,281        174,900        281,261      1,362,254        233,606        338,689
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $      1,899        462,894        283,899      1,529,894        289,230        282,800
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                                    FIDELITY VIP     FIDELITY       FIDELITY                    FIDELITY VIP
                                     FIDELITY VIP   INTL CAP APP    VIP INVEST       VIP MID     FIDELITY VIP    REAL ESTATE
                                     INDEX 500 IC        IC          GRADE IC        CAP IC       OVERSEAS IC        IC
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $      6,881            418          3,806          2,819         13,686          1,633
  Net realized gains (losses) on
    investments                            46,408            648           (159)       (14,858)       (19,302)         3,925
  Net change in unrealized
    appreciation (depreciation)
    of investments                         31,558         (2,993)         1,105        137,908        (30,749)         1,409
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         84,847         (1,927)         4,752        125,869        (36,365)         6,967
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                285,432         25,936        104,571        477,985        816,607         28,255
  Policy terminations, withdrawal
    payments and charges                 (554,627)       (34,870)       (57,526)      (530,486)      (237,747)       (25,995)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions               (269,195)        (8,934)        47,045        (52,501)       578,860          2,260
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets        (184,348)       (10,861)        51,797         73,368        542,495          9,227
Net assets at the beginning of year       817,430         73,122        127,698      1,089,196        499,033        128,500
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    633,082         62,261        179,495      1,162,564      1,041,528        137,727
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $     10,337            144          3,890          5,669         13,756          2,216
  Net realized gains (losses) on
    investments                            43,452          5,216            564         96,762         77,990          8,245
  Net change in unrealized
    appreciation (depreciation)
    of investments                         75,866         16,277          2,450        136,458        237,355         (5,297)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations        129,655         21,637          6,904        238,889        329,101          5,164
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                213,632         28,944         49,569        647,173        521,619         23,919
  Policy terminations, withdrawal
    payments and charges                 (264,927)       (39,168)       (55,054)      (689,736)      (605,039)       (26,450)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                (51,295)       (10,224)        (5,485)       (42,563)       (83,420)        (2,531)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          78,360         11,413          1,419        196,326        245,681          2,633
Net assets at the beginning of year       633,082         62,261        179,495      1,162,564      1,041,528        137,727
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    711,442         73,674        180,914      1,358,890      1,287,209        140,360
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                      FIDELITY VIP   FIDELITY VIP                   FIDELITY       IVY VIP        IVY VIP
                                      STRAT INCOME    TARGET VOL    FIDELITY VIP    VIP VALUE     BALANCED CL   CORE EQUITY
                                           IC            IC          VALUE IC       STRAT IC          II           CL II
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $      6,047            428            535            214         28,382            397
  Net realized gains (losses) on
    investments                                40            (28)        (3,481)        (1,072)       364,884         14,058
  Net change in unrealized
    appreciation (depreciation)
    of investments                          7,906          1,537         10,150          3,386       (379,203)        (6,383)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         13,993          1,937          7,204          2,528         14,063          8,072
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 14,494            401         23,577         12,582        464,710         49,773
  Policy terminations, withdrawal
    payments and charges                  (18,775)        (4,447)       (21,762)       (31,771)      (722,629)       (47,023)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 (4,281)        (4,046)         1,815        (19,189)      (257,919)         2,750
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           9,712         (2,109)         9,019        (16,661)      (243,856)        10,822
Net assets at the beginning of year       175,257         42,581         59,681         44,485      3,661,166        226,378
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    184,969         40,472         68,700         27,824      3,417,310        237,200
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $      5,200            368            855            374         38,888            432
  Net realized gains (losses) on
    investments                               799          2,846          1,903          5,913       (186,395)         3,611
  Net change in unrealized
    appreciation (depreciation)
    of investments                          7,191          3,046          8,060         (1,134)       476,949         45,484
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         13,190          6,260         10,818          5,153        329,442         49,527
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 13,231             --         24,681         12,330        356,273         51,299
  Policy terminations, withdrawal
    payments and charges                  (29,230)        (7,218)       (20,395)       (13,021)    (1,201,870)       (56,876)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                (15,999)        (7,218)         4,286           (691)      (845,597)        (5,577)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          (2,809)          (958)        15,104          4,462       (516,155)        43,950
Net assets at the beginning of year       184,969         40,472         68,700         27,824      3,417,310        237,200
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    182,160         39,514         83,804         32,286      2,901,155        281,150
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                       IVY VIP      IVY VIP INTL     IVY VIP        IVY VIP        IVY VIP
                                      HIGH INCOME   CORE EQUITY     MICRO CAP      SCIENCE &      SMALL CAP       IVY VIP
                                        CL II          CL II       GROWTH CL II    TECH CL II     CORE CL II    VALUE CL II
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $        881         66,952           (528)           (22)          (670)         2,121
  Net realized gains (losses) on
    investments                              (368)      (820,537)         1,442       (204,082)        10,921         27,273
  Net change in unrealized
    appreciation (depreciation)
    of investments                          1,301        563,893         19,351       (474,393)       106,900         26,086
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          1,814       (189,692)        20,265       (678,497)       117,151         55,480
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  4,936        963,700         96,769        421,209        571,891        314,867
  Policy terminations, withdrawal
    payments and charges                   (2,464)    (4,317,057)       (40,879)    (7,250,110)       (56,181)       (66,752)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                  2,472     (3,353,357)        55,890     (6,828,901)       515,710        248,115
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           4,286     (3,543,049)        76,155     (7,507,398)       632,861        303,595
Net assets at the beginning of year         9,738      5,128,458        125,421      7,565,416        160,408        319,849
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     14,024      1,585,409        201,576         58,018        793,269        623,444
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $        750         25,876           (785)           (21)        (2,465)         7,516
  Net realized gains (losses) on
    investments                              (246)         3,871         (5,180)        17,558        133,746         11,189
  Net change in unrealized
    appreciation (depreciation)
    of investments                            269        405,829         27,504         (4,563)       (14,924)        60,943
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations            773        435,576         21,539         12,974        116,357         79,648
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  2,683      1,901,630        113,581         23,641        199,773        150,905
  Policy terminations, withdrawal
    payments and charges                  (16,636)      (174,954)       (31,055)       (65,626)      (251,170)      (117,373)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                (13,953)     1,726,676         82,526        (41,985)       (51,397)        33,532
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         (13,180)     2,162,252        104,065        (29,011)        64,960        113,180
Net assets at the beginning of year        14,024      1,585,409        201,576         58,018        793,269        623,444
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $        844      3,747,661        305,641         29,007        858,229        736,624
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                         JANUS          JANUS       LORD ABBETT     MFS TOTAL      MFS VIT      MORNINGSTAR
                                       HENDERSON      HENDERSON      MID CAP       RETURN BOND    EMRG MKT        BALANCED
                                       FORTY SS      OVERSEAS SS      STOCK          SERIES         EQ IC          ETF I
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $       (678)        34,601          1,164            345            103            176
  Net realized gains (losses) on
    investments                            12,663        (13,180)     1,016,090         39,331       (227,687)           467
  Net change in unrealized
    appreciation (depreciation)
    of investments                        (10,363)       (73,166)      (667,383)        45,547        321,098            159
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          1,622        (51,745)       349,871         85,223         93,514            802
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 46,474        266,338        371,140        141,835        210,696            584
  Policy terminations, withdrawal
    payments and charges                  (66,643)       (88,607)    (6,209,322)    (1,675,711)    (1,956,122)          (562)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                (20,169)       177,731     (5,838,182)    (1,533,876)    (1,745,426)            22
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         (18,547)       125,986     (5,488,311)    (1,448,653)    (1,651,912)           824
Net assets at the beginning of year       204,240        818,332      5,770,714      1,459,171      1,670,422          9,431
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    185,693        944,318        282,403         10,518         18,510         10,255
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $       (869)        16,899            538            326            196          1,783
  Net realized gains (losses) on
    investments                            10,364        (33,638)        45,977           (250)         2,703          6,397
  Net change in unrealized
    appreciation (depreciation)
    of investments                         49,981        316,858        (36,496)           317          2,826         (3,215)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         59,476        300,119         10,019            393          5,725          4,965
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                170,808        393,347         34,434          4,681          6,582         97,879
  Policy terminations, withdrawal
    payments and charges                  (65,825)      (159,026)      (228,262)       (13,540)       (16,534)        (7,058)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                104,983        234,321       (193,828)        (8,859)        (9,952)        90,821
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         164,459        534,440       (183,809)        (8,466)        (4,227)        95,786
Net assets at the beginning of year       185,693        944,318        282,403         10,518         18,510         10,255
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $    350,152      1,478,758         98,594          2,052         14,283        106,041
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                                     MORNINGSTAR                                  PIONEER MID-       SFT
                                     MORNINGSTAR    INC & GROWTH    OPP GLOBAL       OPP MS        CAP VALUE      ADVANTUS
                                     GROWTH ETF I      ETF I         FUND VA       SMALL CAP          VCT        BOND CL 1
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $        155            177         31,080         15,436         13,176             (9)
  Net realized gains (losses) on
    investments                               459            502       (236,370)      (344,163)      (169,081)       458,119
  Net change in unrealized
    appreciation (depreciation)
    of investments                            280            (92)       (31,564)       422,324        240,427       (198,066)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations            894            587       (236,854)        93,597         84,522        260,044
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                  2,197             56        296,559        212,345        136,915        417,331
  Policy terminations, withdrawal
    payments and charges                   (1,043)          (196)    (2,946,412)    (3,144,660)    (1,861,743)    (5,484,983)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                  1,154           (140)    (2,649,853)    (2,932,315)    (1,724,828)    (5,067,652)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           2,048            447     (2,886,707)    (2,838,718)    (1,640,306)    (4,807,608)
Net assets at the beginning of year         9,062          9,149      2,933,557      2,872,823      1,664,271      4,837,980
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     11,110          9,596         46,850         34,105         23,965         30,372
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $      1,136            755            495            265            186             (7)
  Net realized gains (losses) on
    investments                             4,691          1,814          6,630          5,522          4,827            704
  Net change in unrealized
    appreciation (depreciation)
    of investments                            (77)          (935)         9,669         (1,696)        (2,572)           141
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations          5,750          1,634         16,794          4,091          2,441            838
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                 83,715         30,914         13,849          5,564         10,467            364
  Policy terminations, withdrawal
    payments and charges                  (16,078)        (2,083)       (26,854)       (20,139)       (22,830)       (21,016)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                 67,637         28,831        (13,005)       (14,575)       (12,363)       (20,652)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          73,387         30,465          3,789        (10,484)        (9,922)       (19,814)
Net assets at the beginning of year        11,110          9,596         46,850         34,105         23,965         30,372
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $     84,497         40,061         50,639         23,621         14,043         10,558
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ------------------------------------------------------------------------
                                                     SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS
                                      SFT ADVANTUS    GOVT MONEY    INDEX 400 MC   INDEX 400 MC  INDEX 500 CL
                                       BOND CL 2       MARKET           CL 1           CL 2           1
                                     ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $    (17,580)        (3,366)           (12)        (4,536)           (22)
  Net realized gains (losses) on
    investments                         2,046,499             --      3,791,596      6,215,716      7,230,671
  Net change in unrealized
    appreciation (depreciation)
    of investments                     (1,266,062)         2,149     (2,613,648)    (1,085,780)    (6,146,040)
                                     ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations        762,857         (1,217)     1,177,936      5,125,400      1,084,609
                                     ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments              1,262,419      3,169,083        752,284      1,709,211      1,802,134
  Policy terminations, withdrawal
    payments and charges              (20,256,297)    (6,342,979)   (16,794,382)   (12,277,490)   (30,600,731)
                                     ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions            (18,993,878)    (3,173,896)   (16,042,098)   (10,568,279)   (28,798,597)
                                     ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets     (18,231,021)    (3,175,113)   (14,864,162)    (5,442,879)   (27,713,988)
Net assets at the beginning of year    19,631,528      4,589,884     14,889,152     31,787,667     27,978,413
                                     ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $  1,400,507      1,414,771         24,990     26,344,788        264,425
                                     ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $     (3,847)        (1,263)           (12)        (5,820)          (119)
  Net realized gains (losses) on
    investments                            34,307             --          7,512      3,461,104         29,908
  Net change in unrealized
    appreciation (depreciation)
    of investments                         31,303             --         (4,392)       320,994          7,520
                                     ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         61,763         (1,263)         3,108      3,776,278         37,309
                                     ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                617,952      2,034,241          6,938        754,035         42,814
  Policy terminations, withdrawal
    payments and charges                 (615,758)    (1,932,387)       (28,917)    (6,289,690)      (188,742)
                                     ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                  2,194        101,854        (21,979)    (5,535,655)      (145,928)
                                     ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets          63,957        100,591        (18,871)    (1,759,377)      (108,619)
Net assets at the beginning of year     1,400,507      1,414,771         24,990     26,344,788        264,425
                                     ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $  1,464,464      1,515,362          6,119     24,585,411        155,806
                                     ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                     SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS
                                     INDEX 500 CL   INTL BOND CL    MORTGAGE CL    MORTGAGE CL    REAL ESTATE   REAL ESTATE
                                          2               2             1               2            CL 1           CL 2
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $    (91,685)          (211)            (7)          (826)           (11)        (1,313)
  Net realized gains (losses) on
    investments                        10,174,484         (1,771)        67,485         17,546      1,489,610        288,553
  Net change in unrealized
    appreciation (depreciation)
    of investments                     (2,689,606)         5,997        (45,134)       (10,816)      (983,929)      (241,754)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations      7,393,193          4,015         22,344          5,904        505,670         45,486
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments              3,211,288         64,300         41,784         34,742        360,352        851,733
  Policy terminations, withdrawal
    payments and charges              (18,692,204)       (25,306)      (773,578)      (171,817)    (5,346,738)    (1,073,110)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions            (15,480,916)        38,994       (731,794)      (137,075)    (4,986,386)      (221,377)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets      (8,087,723)        43,009       (709,450)      (131,171)    (4,480,716)      (175,891)
Net assets at the beginning of year    75,609,623         62,397        731,333        385,178      4,669,894      1,066,287
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $ 67,521,900        105,406         21,883        254,007        189,178        890,396
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $   (102,049)          (267)            (5)          (825)            (8)        (2,701)
  Net realized gains (losses) on
    investments                         6,354,013          3,806            466          4,055          5,393         25,938
  Net change in unrealized
    appreciation (depreciation)
    of investments                      7,421,901         (2,520)             9            449         (3,329)        34,651
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations     13,673,865          1,019            470          3,679          2,056         57,888
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments              4,530,183         27,414            349         18,089          2,779        325,992
  Policy terminations, withdrawal
    payments and charges              (10,059,062)       (50,568)        (7,679)       (56,284)      (167,691)      (268,599)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions             (5,528,879)       (23,154)        (7,330)       (38,195)      (164,912)        57,393
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets       8,144,986        (22,135)        (6,860)       (34,516)      (162,856)       115,281
Net assets at the beginning of year    67,521,900        105,406         21,883        254,007        189,178        890,396
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $ 75,666,886         83,271         15,023        219,491         26,322      1,005,677
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------
                                                                        SFT                       VANGUARD       VANGUARD
                                                      SFT IVY       WELLINGTON    VAN ECK VIP        VI          VI TOTAL
                                       SFT IVY         SMALL       CORE EQUITY     GLOB HARD     DIVERSIFIED       BOND
                                        GROWTH       CAP GROWTH        CL 1          ASSETS         VALUE         MARKET
                                     ------------   ------------   ------------   ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $     (2,438)          (935)        (1,512)        11,552            529            213
  Net realized gains (losses) on
    investments                            31,620         10,800          5,489       (962,774)           (85)            97
  Net change in unrealized
    appreciation (depreciation)
    of investments                        (12,032)        38,371         18,045      1,696,220          2,805            (87)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations         17,150         48,236         22,022        744,998          3,249            223
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                132,832         63,976         43,655        466,331         17,590          3,736
  Policy terminations, withdrawal
    payments and charges                 (221,351)      (105,496)       (48,714)    (3,672,224)       (11,272)        (2,841)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                (88,519)       (41,520)        (5,059)    (3,205,893)         6,318            895
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         (71,369)         6,716         16,963     (2,460,895)         9,567          1,118
Net assets at the beginning of year     2,327,323        260,437        465,735      2,476,709         19,081         10,016
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $  2,255,954        267,153        482,698         15,814         28,648         11,134
                                     ============   ============   ============   ============   ============   ============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $     (2,665)        (1,164)        (1,739)            (7)           722            224
  Net realized gains (losses) on
    investments                            53,491         22,312         69,674         (1,968)         2,790            (19)
  Net change in unrealized
    appreciation (depreciation)
    of investments                        592,550         46,236         26,173          1,341          4,874             15
                                     ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations        643,376         67,384         94,108           (634)         8,386            220
                                     ------------   ------------   ------------   ------------   ------------   ------------

Policy transactions (notes 3 and 6)
  Policy purchase payments                163,284         69,834         62,796         10,744         78,275         34,454
  Policy terminations, withdrawal
    payments and charges                 (211,972)       (71,708)      (257,342)       (16,976)       (23,173)        (4,288)
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from policy transactions                (48,688)        (1,874)      (194,546)        (6,232)        55,102         30,166
                                     ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets         594,688         65,510       (100,438)        (6,866)        63,488         30,386
Net assets at the beginning of year     2,255,954        267,153        482,698         15,814         28,648         11,134
                                     ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT THE END OF YEAR        $  2,850,642        332,663        382,260          8,948         92,136         41,520
                                     ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      Statements of Changes in Net Assets

                     Years ended December 31, 2017 and 2016

                                        TOTALS
                                     -------------
YEAR ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net     $     180,873
  Net realized gains (losses) on
    investments                         30,458,085
  Net change in unrealized
    appreciation (depreciation)
    of investments                     (12,970,624)
                                     -------------
Net increase (decrease) in net
  assets resulting from operations      17,668,334
                                     -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments              23,791,570
  Policy terminations, withdrawal
    payments and charges              (156,778,066)
                                     -------------
Increase (decrease) in net assets
  from policy transactions            (132,986,496)
                                     -------------
Increase (decrease) in net assets     (115,318,162)
Net assets at the beginning of year    235,519,176
                                     -------------
NET ASSETS AT THE END OF YEAR        $ 120,201,014
                                     =============

YEAR ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net     $      86,848
  Net realized gains (losses) on
    investments                         10,943,254
  Net change in unrealized
    appreciation (depreciation)
    of investments                      11,072,957
                                     -------------
Net increase (decrease) in net
  assets resulting from operations      22,103,059
                                     -------------

Policy transactions (notes 3 and 6)
  Policy purchase payments              18,198,823
  Policy terminations, withdrawal
    payments and charges               (28,104,336)
                                     -------------
Increase (decrease) in net assets
  from policy transactions              (9,905,513)
                                     -------------
Increase (decrease) in net assets       12,197,546
Net assets at the beginning of year    120,201,014
                                     -------------
NET ASSETS AT THE END OF YEAR        $ 132,398,560
                                     =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-seven segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

    The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-seven segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - American Funds IS(R) Global Growth Fund - Class 1 Shares (Amer Funds IS Glbl Growth Cl 1)
      - American Funds IS(R) New World Fund(R) - Class 1 Shares (Amer Funds IS New World Cl 1)
      - Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class (Fidelity VIP Asset Mgr Gro IC)
      - Fidelity(R) VIP Asset Manager Portfolio - Initial Class (Fidelity VIP Asset Mgr IC)
      - Fidelity(R) VIP Balanced Portfolio - Initial Class (Fidelity VIP Balanced IC)
      - Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class (Fidelity VIP Contrafund IC)
      - Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class (Fidelity VIP Disc Sm Cap IC)
      - Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial Class (Fidelity VIP Dynamic Cap App IC)
      - Fidelity(R) VIP Emerging Markets Portfolio - Initial Class (Fidelity VIP Emerging Markets IC)
      - Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)
      - Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class (Fidelity VIP Freedom 2010 IC)
      - Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class (Fidelity VIP Freedom 2015 IC)
      - Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class (Fidelity VIP Freedom 2020 IC)
      - Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class (Fidelity VIP Freedom 2025 IC)
      - Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class (Fidelity VIP Freedom 2030 IC)
      - Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class (Fidelity VIP Freedom 2035 IC)
      - Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class (Fidelity VIP Freedom 2040 IC)
      - Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class (Fidelity VIP Freedom 2045 IC)
      - Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class (Fidelity VIP Freedom 2050 IC)
      - Fidelity(R) VIP Freedom Income Portfolio - Initial Class (Fidelity VIP Freedom Income IC)
      - Fidelity(R) VIP FundsManager 20% Portfolio - Service Class (Fidelity VIP Funds Mgr 20% SC)
      - Fidelity(R) VIP FundsManager 50% Portfolio - Service Class (Fidelity VIP Funds Mgr 50% SC)
      - Fidelity(R) VIP FundsManager 60% Portfolio - Service Class (Fidelity VIP Funds Mgr 60% SC)
      - Fidelity(R) VIP FundsManager 70% Portfolio - Service Class (Fidelity VIP Funds Mgr 70% SC)
      - Fidelity(R) VIP FundsManager 85% Portfolio - Service Class (Fidelity VIP Funds Mgr 85% SC)
      - Fidelity(R) VIP Government Money Market Portfolio - Initial Class (Fidelity VIP Govt Money Mkt IC)
      - Fidelity(R) VIP Growth & Income Portfolio - Initial Class (Fidelity VIP Growth & Inc IC)
      - Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class (Fidelity VIP Growth Opp IC)
      -  Fidelity(R) VIP Growth Portfolio - Initial Class (Fidelity VIP Growth
         IC)
      - Fidelity(R) VIP High Income Portfolio - Initial Class (Fidelity VIP High lnc IC)
      - Fidelity(R) VIP Index 500 Portfolio - Initial Class (Fidelity VIP Index 500 IC)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      - Fidelity(R) VIP International Capital Appreciation Portfolio - Initial Class (Fidelity VIP Intl Cap App IC)
      - Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class (Fidelity VIP Invest Grade IC)
      -  Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap
         IC)
      - Fidelity(R) VIP Overseas Portfolio - Initial Class (Fidelity VIP Overseas IC)
      - Fidelity(R) VIP Real Estate Portfolio - Initial Class (Fidelity VIP Real Estate IC)
      - Fidelity(R) VIP Strategic Income Portfolio - Initial Class (Fidelity VIP Strat Income IC)
      - Fidelity(R) VIP Target Volatility - Service Class (Fidelity VIP Target Vol IC)
      -  Fidelity(R) VIP Value Portfolio - Initial Class (Fidelity VIP Value IC)
      - Fidelity(R) VIP Value Strategies Portfolio - Initial Class (Fidelity VIP Value Strat IC)
      -  Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
      -  Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -  Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -  Ivy VIP - Micro Cap Growth Class II (Ivy VIP Micro Cap Growth Cl II)
      -  Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
         II)
      -  Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
      -  Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
      -  Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)
      - MFS(R) Emerging Markets Equity Portfolio - Initial Class (MFS VIT Emrg Mkt Eq IC)
      - MFS(R) Total Return Bond Series - Initial Class (MFS Total Return Bond Series)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (Morningstar Balanced ETF I)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Growth ETF I)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (Morningstar Inc & Growth ETF I)
      - Oppenheimer Variable Account Funds - Global Fund/VA - Non-Service Shares (Opp Global Fund VA)
      - Oppenheimer Variable Account Funds - Main Street Small Cap Fund(R)/VA - Non-Service Shares (Opp MS Small Cap)
      - Pioneer Mid Cap Value VCT Portfolio - Class I Shares (Pioneer Mid-Cap Value VCT)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares (SFT Advantus Bond Cl 1)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 1 Shares (SFT Advantus Index 400 MC Cl 1)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares (SFT Advantus Index 500 Cl 1)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares (SFT Advantus Mortgage Cl 1)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1 Shares (SFT Advantus Real Estate Cl 1)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -  Securian Funds Trust - SFT IvySM Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT IvySM Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares (SFT Wellington Core Equity Cl 1)
      -  Van Eck VIP Global Hard Assets Fund (Van Eck VIP Glob Hard Assets)
      - Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
      - Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management (Advantus) acts as the investment advisor for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

    The following sub-accounts had a name change during 2016 and 2017:

    FORMER NAME                                                     CURRENT NAME                           EFFECTIVE DATE
    ---------------------------------------------   --------------------------------------------   -----------------------------
    ALPS VIT Ibbotson Balanced ETF Asset            Morningstar Balanced ETF Asset Allocation              April 29, 2016
    Allocation Portfolio - Class I Shares           Portfolio - Class I Shares

    ALPS VIT Ibbotson Growth ETF Asset              Morningstar Growth ETF Asset Allocation                April 29, 2016
    Allocation Portfolio - Class I Shares           Portfolio - Class I Shares

    ALPS VIT Ibbotson Income and Growth ETF         Morningstar Income and Growth Asset                    April 29, 2016
    Asset Allocation Portfolio - Class I            Allocation Portfolio - Class I Shares
    Shares

    Securian Funds Trust - SFT Advantus             Securian Funds Trust - SFT Advantus                    April 29, 2016
    Money Market Fund                               Government Money Market Fund

    Ivy Funds VIP - Balanced                        Ivy VIP - Balanced                                   September 30, 2016

    Ivy Funds VIP - Core Equity                     Ivy VIP - Core Equity                                September 30, 2016

    Ivy Funds VIP - High Income                     Ivy VIP - High Income                                September 30, 2016

    Ivy Funds VIP - International Core Equity       Ivy VIP - International Core Equity                  September 30, 2016

    Ivy Funds VIP - Micro Cap Growth                Ivy VIP - Micro Cap Growth                           September 30, 2016

    Ivy Funds VIP - Science and Technology          Ivy VIP - Science and Technology                     September 30, 2016

    Ivy Funds VIP - Small Cap Value                 Ivy VIP - Small Cap Value                            September 30, 2016

    Ivy Funds VIP - Value                           Ivy VIP - Value                                      September 30, 2016

    Ivy VIP - Balanced                              Ivy VIP - Balanced Class II                            April 28, 2017

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                     CURRENT NAME                           EFFECTIVE DATE
    ---------------------------------------------   --------------------------------------------   -----------------------------
    Ivy VIP - Core Equity                           Ivy VIP - Core Equity Class II                         April 28, 2017

    Ivy VIP - High Income                           Ivy VIP - High Income Class II                         April 28, 2017

    Ivy VIP - International Core Equity             Ivy VIP - International Core Equity Class II           April 28, 2017

    Ivy VIP - Micro Cap Growth                      Ivy VIP - Micro Cap Growth Class II                    April 28, 2017

    Ivy VIP - Science and Technology                Ivy VIP - Science and Technology Class II              April 28, 2017

    Ivy VIP - Small Cap Value                       Ivy VIP - Small Cap Core Class II                      April 28, 2017

    Ivy VIP - Value                                 Ivy VIP - Value Class II                               April 28, 2017

    Janus Aspen Series - Forty Portfolio -          Janus Aspen Series - Janus Henderson Forty              June 5, 2017
    Service Shares                                  Portfolio - Service Shares

    Janus Aspen Series - Overseas Portfolio -       Janus Aspen Series - Janus Henderson Overseas           June 5, 2017
    Service Shares                                  Portfolio - Service Shares

    Securian Funds Trust - SFT Pyramis(R) Core      Securian Funds Trust - SFT Wellington Core           November 20, 2017*
    Equity Fund - Class 2 Shares                    Equity Fund - Class 2 Shares


--------
    * The SFT Wellington Core Equity Fund was managed by FIAM LLC (Pyramis) from January 1, 2017 - November 19, 2017 and by Wellington Management from November 20, 2017 - December 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    (A) MORTALITY AND EXPENSE CHARGE

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

        OPTION 1       0.50% of average daily net assets
        OPTION 2       0.25% of average daily net assets
        OPTION 3       No mortality and expense charge

    (B) POLICY PURCHASE PAYMENTS

        Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

        A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2017 and 2016 are as follows:

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                      2017              2016
                                ----------------  ----------------
        OPTION 1                $        38,113   $        36,958
        OPTION 2                         78,394            69,866
        OPTION 3                            699               699

    (C) STATE PREMIUM TAX CHARGE

        A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2017 and 2016 are as follows:

                                      2017              2016
                                ----------------  ----------------
        OPTION 1                $        43,459   $        41,655
        OPTION 2                        402,746           389,976
        OPTION 3                          3,741           289,804

    (D) FEDERAL TAX CHARGE

        A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2017 and 2016 are as follows:

                                     2017              2016
                                ----------------  ----------------
        OPTION 1                $         7,190   $         6,558
        OPTION 2                        127,005           125,406
        OPTION 3                            933            36,699

    (E) CASH VALUE CHARGES

        In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

        The total cash value charges for the years or periods ended December 31, 2017 and 2016 for each applicable segregated Sub-account are as follows:

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        OPTION 1                                                         2017             2016
        ----------------------------------------------------------  ---------------  ---------------
        Amer Funds IS Glbl Growth Cl 1                              $        7,176   $        5,835
        Amer Funds IS New World Cl 1                                         1,077              569
        Fidelity VIP Equity-Income IC                                       23,720           22,957
        Fidelity VIP High lnc IC                                             5,462            4,991
        Ivy VIP Balanced Cl II                                              89,260           89,006
        Ivy VIP Core Equity Cl II                                            9,413            8,767
        Ivy VIP High Income Cl II                                              281              306
        Ivy VIP Intl Core Equity Cl II                                      24,848           26,761
        Ivy VIP Micro Cap Growth Cl II                                       6,792            6,593
        Ivy VIP Small Cap Core Cl II                                        11,258           10,031
        Ivy VIP Value Cl II                                                 29,619           28,619
        Janus Henderson Forty SS                                             7,134            7,410
        Janus Henderson Overseas SS                                         12,096           14,630
        Morningstar Balanced ETF I                                             335               83
        Morningstar Growth ETF I                                               536              150
        Morningstar Inc & Growth ETF I                                         163               46
        SFT Advantus Bond Cl 2                                             108,551          105,000
        SFT Advantus Govt Money Market                                      83,701           83,467
        SFT Advantus Index 400 MC Cl 2                                      29,428           29,090
        SFT Advantus Index 500 Cl 2                                        246,687          232,504
        SFT Advantus Intl Bond Cl 2                                          2,744            2,249
        SFT Advantus Mortgage Cl 2                                           6,683            6,512
        SFT Advantus Real Estate Cl 2                                        5,928            5,543
        SFT Ivy Growth                                                      52,310           66,366
        SFT Ivy Small Cap Growth                                            36,034           31,950
        SFT Wellington Core Equity Cl 1                                     46,165           42,009
        Vanguard VI Diversified Value                                          827              691
        Vanguard VI Total Bond Market                                          336              226

        OPTION 2
        ----------------------------------------------------------
        Amer Funds IS Glbl Growth Cl 1                                       9,206            6,022
        Amer Funds IS New World Cl 1                                           553              421
        Fidelity VIP Asset Mgr Gro IC                                      111,328          114,800
        Fidelity VIP Asset Mgr IC                                           44,861           43,408
        Fidelity VIP Balanced IC                                            90,386           95,838
        Fidelity VIP Contrafund IC                                         657,626          662,374
        Fidelity VIP Disc Sm Cap IC                                         12,559           13,743
        Fidelity VIP Dynamic Cap App IC                                     13,999           15,439
        Fidelity VIP Emerging Markets IC                                    14,695           16,375
        Fidelity VIP Equity-Income IC                                      155,195          149,255
        Fidelity VIP Freedom 2010 IC                                         1,442            1,572

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        OPTION 2 (CONTINUED)                                             2017             2016
        ----------------------------------------------------------  ---------------  ---------------
        Fidelity VIP Freedom 2015 IC                                $        6,780   $        7,441
        Fidelity VIP Freedom 2020 IC                                         8,866           12,956
        Fidelity VIP Freedom 2025 IC                                        27,016           26,691
        Fidelity VIP Freedom 2030 IC                                        37,022           38,769
        Fidelity VIP Freedom 2035 IC                                        12,963           12,301
        Fidelity VIP Freedom 2040 IC                                         8,203            7,735
        Fidelity VIP Freedom 2045 IC                                         3,986            6,912
        Fidelity VIP Freedom 2050 IC                                         7,201            6,463
        Fidelity VIP Freedom Income IC                                       1,003              963
        Fidelity VIP Funds Mgr 20% SC                                        2,804            3,200
        Fidelity VIP Funds Mgr 50% SC                                          703            1,796
        Fidelity VIP Funds Mgr 60% SC                                        1,726            1,141
        Fidelity VIP Funds Mgr 70% SC                                        1,695            1,285
        Fidelity VIP Funds Mgr 85% SC                                        1,274            1,387
        Fidelity VIP Govt Money Mkt IC                                     244,493          246,053
        Fidelity VIP Growth & Inc IC                                       166,282          166,695
        Fidelity VIP Growth IC                                             510,900          529,778
        Fidelity VIP Growth Opp IC                                         187,873          197,079
        Fidelity VIP High lnc IC                                            99,888           97,377
        Fidelity VIP Index 500 IC                                          236,728          269,126
        Fidelity VIP Intl Cap App IC                                        33,601           34,558
        Fidelity VIP Invest Grade IC                                        56,138           56,427
        Fidelity VIP Mid Cap IC                                            410,388          425,297
        Fidelity VIP Overseas IC                                           206,200          196,760
        Fidelity VIP Real Estate IC                                         23,572           25,487
        Fidelity VIP Strat Income IC                                        13,410           13,681
        Fidelity VIP Target Vol IC                                           3,088            3,315
        Fidelity VIP Value IC                                               20,956           22,486
        Fidelity VIP Value Strat IC                                         12,950           16,483
        Ivy VIP Balanced Cl II                                             107,869           97,467
        Ivy VIP Core Equity Cl II                                           28,338           29,124
        Ivy VIP High Income Cl II                                            2,314            2,292
        Ivy VIP Intl Core Equity Cl II                                      62,286           48,382
        Ivy VIP Micro Cap Growth Cl II                                      10,635           11,414
        Ivy VIP Science & Tech Cl II                                            88              317
        Ivy VIP Small Cap Core Cl II                                        26,775           20,758
        Ivy VIP Value Cl II                                                 20,423           22,806
        Janus Henderson Forty SS                                            30,184           32,563
        Janus Henderson Overseas SS                                         58,947           54,898
        Lord Abbett Mid Cap Stock                                              873            5,877
        MFS Total Return Bond Series                                            --              600

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        OPTION 2 (CONTINUED)                                             2017             2016
        ----------------------------------------------------------  ---------------  ---------------
        MFS VIT Emrg Mkt Eq IC                                      $           --   $           94
        Morningstar Balanced ETF1                                            3,802              446
        Morningstar Growth ETF1                                              3,376              797
        Morningstar Inc & Growth ETF1                                        1,641              122
        Opp Global Fund VA                                                     744            1,210
        SFT Advantus Bond Cl 2                                             239,047          354,873
        SFT Advantus Govt Money Market                                   1,749,589        1,750,518
        SFT Advantus Index 400 MC Cl 2                                     327,500          350,413
        SFT Advantus Index 500 Cl 1                                          3,490            3,281
        SFT Advantus Index 500 Cl 2                                        686,097          730,891
        SFT Advantus Intl Bond Cl 2                                         27,350           22,622
        SFT Advantus Mortgage Cl 2                                           6,573            5,094
        SFT Advantus Real Estate Cl 1                                           --              215
        SFT Advantus Real Estate Cl 2                                       32,587           33,126
        SFT Ivy Growth                                                      50,050           53,713
        SFT Ivy Small Cap Growth                                            24,830           28,113
        SFT Wellington Core Equity Cl 1                                         29              198
        Van Eck VIP Glob Hard Assets                                            30               46
        Vanguard VI Diversified Value                                       16,010            9,358
        Vanguard VI Total Bond Market                                        3,051            1,388

        OPTION 3
        ----------------------------------------------------------
        Fidelity VIP High lnc IC                                               764              812
        Ivy VIP Balanced Cl II                                                 215              203
        Ivy VIP Intl Core Equity Cl II                                      16,966           85,569
        Ivy VIP Science & Tech Cl II                                        25,669          120,479
        Janus Henderson Overseas SS                                          4,568            4,377
        Lord Abbett Mid Cap Stock                                           32,765          142,189
        MFS(R) Total Return Bond Series                                      5,833           29,079
        MFS VIT Emrg Mkt Eq IC                                               7,117           45,025
        Opp Global Fund VA                                                  12,260           61,143
        Opp MS Small Cap                                                     3,139           51,229
        Pioneer Mid-Cap Value VCT                                            8,584           32,555
        SFT Advantus Bond Cl 1                                                 763          116,629
        SFT Advantus Bond Cl 2                                             159,591          491,911
        SFT Advantus Govt Money Market                                     232,289          513,350
        SFT Advantus Index 400 MC Cl 1                                       5,355          250,751
        SFT Advantus Index 400 MC Cl 2                                     788,365        1,202,339
        SFT Advantus Index 500 Cl 1                                         25,664          422,960
        SFT Advantus Index 500 Cl 2                                      1,248,986        1,856,627
        SFT Advantus Mortgage Cl 1                                             896           11,610
        SFT Advantus Mortgage Cl 2                                           8,407           17,237

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        OPTION 3 (CONTINUED)                                             2017             2016
        ----------------------------------------------------------  ---------------  ---------------
        SFT Advantus Real Estate Cl 1                               $        2,900   $       58,230
        SFT Advantus Real Estate Cl 2                                       12,942           43,419
        SFT Ivy Growth                                                      13,782           13,076
        Van Eck VIP Glob Hard Assets                                        10,459           62,259

    (F) OTHER

        To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

        On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

           - Securian Funds Trust - SFT IvySM Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

           - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

        These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

(4) FAIR VALUE MEASUREMENT

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2017. Fair value is defined as the price that would be received to sell an asset or paid to

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

    Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

    Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    As of December 31, 2017, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(5) INVESTMENT TRANSACTIONS

    The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2017 were as follows:

                                                                          PURCHASES           SALES
                                                                      ----------------  ----------------
    Amer Funds IS Glbl Growth Cl 1                                    $       136,241   $        17,551
    Amer Funds IS New World Cl 1                                               17,968             3,329
    Fidelity VIP Asset Mgr Gro IC                                             350,528           131,321
    Fidelity VIP Asset Mgr IC                                                  52,540            79,412
    Fidelity VIP Balanced IC                                                   89,605           113,652
    Fidelity VIP Contrafund IC                                              1,318,625           873,177
    Fidelity VIP Disc Sm Cap IC                                                20,561            21,189
    Fidelity VIP Dynamic Cap App IC                                            12,109            13,658
    Fidelity VIP Emerging Markets IC                                           17,855            21,165
    Fidelity VIP Equity-Income IC                                             713,145           322,966
    Fidelity VIP Freedom 2010 IC                                                1,590             6,865
    Fidelity VIP Freedom 2015 IC                                                5,661            12,328
    Fidelity VIP Freedom 2020 IC                                                9,508            14,862
    Fidelity VIP Freedom 2025 IC                                               24,154            32,790
    Fidelity VIP Freedom 2030 IC                                               93,006            79,411
    Fidelity VIP Freedom 2035 IC                                               13,358            20,965
    Fidelity VIP Freedom 2040 IC                                                8,552            17,030
    Fidelity VIP Freedom 2045 IC                                                4,252            12,777
    Fidelity VIP Freedom 2050 IC                                                7,971            15,616
    Fidelity VIP Freedom Income IC                                                871             5,536
    Fidelity VIP Funds Mgr 20% SC                                               3,273             7,321
    Fidelity VIP Funds Mgr 50% SC                                                 850             6,762
    Fidelity VIP Funds Mgr 60% SC                                               2,130             8,482
    Fidelity VIP Funds Mgr 70% SC                                               1,727             8,988
    Fidelity VIP Funds Mgr 85% SC                                               1,491             9,516
    Fidelity VIP Govt Money Mkt IC                                            522,106           234,112
    Fidelity VIP Growth & Inc IC                                              170,563           201,696
    Fidelity VIP Growth IC                                                    741,767           924,792
    Fidelity VIP Growth Opp IC                                                200,800           187,502
    Fidelity VIP High lnc IC                                                  124,655           188,473
    Fidelity VIP Index 500 IC                                                 226,315           265,183
    Fidelity VIP Intl Cap App IC                                               29,166            39,246
    Fidelity VIP Invest Grade IC                                               54,367            55,171
    Fidelity VIP Mid Cap IC                                                   707,596           690,164
    Fidelity VIP Overseas IC                                                  537,133           605,682

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                          PURCHASES           SALES
                                                                      ----------------  ----------------
    Fidelity VIP Real Estate IC                                       $        34,257   $        26,559
    Fidelity VIP Strat Income IC                                               19,620            29,506
    Fidelity VIP Target Vol IC                                                  2,784             7,322
    Fidelity VIP Value IC                                                      27,847            20,488
    Fidelity VIP Value Strat IC                                                19,619            13,065
    Ivy VIP Balanced Cl II                                                    497,387         1,209,139
    Ivy VIP Core Equity Cl II                                                  62,419            57,299
    Ivy VIP High Income Cl II                                                   3,460            16,664
    Ivy VIP Intl Core Equity Cl II                                          1,929,077           176,525
    Ivy VIP Micro Cap Growth Cl II                                            114,204            31,550
    Ivy VIP Science & Tech Cl II                                               26,804            65,647
    Ivy VIP Small Cap Core Cl II                                              305,826           252,424
    Ivy VIP Value Cl II                                                       172,807           118,388
    Janus Henderson Forty SS                                                  182,085            66,335
    Janus Henderson Overseas SS                                               410,995           159,775
    Lord Abbett Mid Cap Stock                                                  44,816           228,305
    MFS Total Return Bond Series                                                5,015            13,549
    MFS VIT Emrg Mkt Eq IC                                                      6,784            16,540
    Morningstar Balanced ETF I                                                105,879             7,145
    Morningstar Growth ETF I                                                   89,010            16,151
    Morningstar Inc & Growth ETF I                                             33,550             2,124
    Opp Global Fund VA                                                         14,363            26,874
    Opp MS Small Cap                                                            7,546            20,152
    Pioneer Mid-Cap Value VCT                                                  12,551            22,845
    SFT Advantus Bond Cl 1                                                        363            21,023
    SFT Advantus Bond Cl 2                                                    615,530           617,183
    SFT Advantus Govt Money Market                                          2,033,506         1,932,915
    SFT Advantus Index 400 MC Cl 1                                              6,938            28,930
    SFT Advantus Index 400 MC Cl 2                                            750,388         6,291,863
    SFT Advantus Index 500 Cl 1                                                42,815           188,861
    SFT Advantus Index 500 Cl 2                                             4,470,480        10,101,408
    SFT Advantus Intl Bond Cl 2                                                27,283            50,704
    SFT Advantus Mortgage Cl 1                                                    349             7,684
    SFT Advantus Mortgage Cl 2                                                 17,835            56,855
    SFT Advantus Real Estate Cl 1                                               2,780           167,699
    SFT Advantus Real Estate Cl 2                                             324,858           270,166

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                          PURCHASES           SALES
                                                                      ----------------  ----------------
    SFT Ivy Growth                                                    $       161,489   $       212,841
    SFT Ivy Small Cap Growth                                                   69,219            72,257
    SFT Wellington Core Equity Cl 1                                            61,835           258,120
    Van Eck VIP Glob Hard Assets                                               10,773            16,983
    Vanguard VI Diversified Value                                              81,902            23,265
    Vanguard VI Total Bond Market                                              34,754             4,326

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(6) UNIT ACTIVITY FROM POLICY TRANSACTIONS

    Transactions in units for each segregated sub-account for the years ended December 31, 2017 and 2016 were as follows:

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                     AMER FUNDS IS                    FIDELITY VIP                                   FIDELITY VIP
                                    GLBL GROWTH CL  AMER FUNDS IS    ASSET MGR GRO   FIDELITY VIP    FIDELITY VIP     CONTRAFUND
                                          1         NEW WORLD CL 1        IC         ASSET MGR IC    BALANCED IC         IC
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,          83,337          12,686         162,052          39,780          65,965         344,322
   2015
   Policy purchase payments                20,115           3,626          67,210          21,928          38,260         169,590
   Policy terminations,
     withdrawal payments and
     charges                              (13,260)         (1,794)        (76,365)        (23,067)        (42,320)       (153,900)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                    90,192          14,518         152,897          38,641          61,905         360,012
   Policy purchase payments                95,099          15,458         166,247          21,238          33,207         200,481
   Policy terminations,
     withdrawal payments and
     charges                              (12,839)         (2,991)        (70,544)        (38,112)        (44,891)       (147,732)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                   172,452          26,985         248,600          21,767          50,221         412,761
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                      FIDELITY VIP   FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                     FIDELITY VIP     DYNAMIC CAP     EMERGING      EQUITY-INCOME    FREEDOM 2010    FREEDOM 2015
                                    DISC SM CAP IC       APP IC       MARKETS IC          IC             IC              IC
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,          28,584          25,491          78,918         382,585           3,162           5,787
   2015
   Policy purchase payments                 6,712           3,953          22,142          60,595             923           4,566
   Policy terminations,
     withdrawal payments and
     charges                               (8,166)         (7,339)        (24,987)        (61,061)           (959)         (4,722)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                    27,130          22,105          76,073         382,119           3,126           5,631
   Policy purchase payments                 8,625           2,983          17,627         170,974             865           3,055
   Policy terminations,
     withdrawal payments and
     charges                               (9,632)         (5,022)        (21,480)        (83,576)         (3,829)         (6,861)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                    26,123          20,066          72,220         469,517             162           1,825
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                     FREEDOM 2020    FREEDOM 2025    FREEDOM 2030    FREEDOM 2035    FREEDOM 2040    FREEDOM 2045
                                          IC              IC             IC              IC               IC              IC
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,           5,253           9,688          28,308           4,531           5,007           4,113
   2015
   Policy purchase payments                 8,088          16,100          32,904           5,178           3,460           2,552
   Policy terminations,
     withdrawal payments and
     charges                               (8,243)        (16,339)        (23,978)         (5,028)         (3,415)         (3,180)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                     5,098           9,449          37,234           4,681           5,052           3,485
   Policy purchase payments                 5,252          12,627          48,083           4,935           2,963           1,485
   Policy terminations,
     withdrawal payments and
     charges                               (8,273)        (17,526)        (43,578)         (7,713)         (6,170)         (4,526)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                     2,077           4,550          41,739           1,903           1,845             444
                                    ==============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                     FIDELITY VIP     FIDELITY VIP   FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                     FREEDOM 2050       FREEDOM        FUNDS MGR      FUNDS MGR       FUNDS MGR       FUNDS MGR
                                          IC           INCOME IC        20% SC         50% SC           60% SC          70% SC
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,           7,479           3,238           3,527           3,587           3,159           3,190
   2015
   Policy purchase payments                 3,449             532           2,187             945             732             650
   Policy terminations,
     withdrawal payments and
     charges                               (2,805)           (608)         (2,281)         (1,163)           (598)           (638)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                     8,123           3,162           3,433           3,369           3,293           3,202
   Policy purchase payments                 2,626             557           2,206             429             952             745
   Policy terminations,
     withdrawal payments and
     charges                               (5,524)         (3,567)         (4,919)         (3,339)         (3,806)         (3,740)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                     5,225             152             720             459             439             207
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                     FIDELITY VIP     FIDELITY VIP   FIDELITY VIP                   FIDELITY VIP
                                     FUNDS MGR 85%     GOVT MONEY    GROWTH & INC    FIDELITY VIP    GROWTH OPP       FIDELITY VIP
                                          SC             MKT IC           IC           GROWTH IC          IC           HIGH LNC IC
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,           3,675         236,109         134,390         703,301         162,766         146,762
   2015
   Policy purchase payments                   553         168,550          75,713         562,046         101,525          59,907
   Policy terminations,
     withdrawal payments and
     charges                                 (633)       (268,651)        (88,042)       (385,385)       (138,391)        (59,433)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                     3,595         136,008         122,061         879,962         125,900         147,236
   Policy purchase payments                   563         403,707          65,545         338,431          76,163          45,944
   Policy terminations,
     withdrawal payments and
     charges                               (3,491)       (181,513)        (81,944)       (485,244)        (85,889)        (77,852)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                       667         358,202         105,662         733,149         116,174         115,328
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                     FIDELITY VIP    FIDELITY VIP
                                     FIDELITY VIP    INTL CAP APP    INVEST GRADE    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                     INDEX 500 IC         IC              IC          MID CAP IC     OVERSEAS IC    REAL ESTATE IC
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,         441,200          50,732          58,057         254,346         356,117          31,756
   2015
   Policy purchase payments               149,555          18,049          45,172         108,574         604,929           6,719
   Policy terminations,
     withdrawal payments and
     charges                             (284,519)        (24,146)        (25,120)       (120,430)       (176,192)         (6,209)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                   306,236          44,635          78,109         242,490         784,854          32,266
   Policy purchase payments                93,864          17,452          21,051         123,612         337,940           5,513
   Policy terminations,
     withdrawal payments and
     charges                             (116,645)        (23,282)        (23,430)       (130,897)       (376,421)         (6,103)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                   283,455          38,805          75,730         235,205         746,373          31,676
                                    ==============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                     FIDELITY VIP                                                      IVY VIP
                                     STRAT INCOME    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP     BALANCED CL    IVY VIP CORE
                                          IC        TARGET VOL IC      VALUE IC     VALUE STRAT IC        II         EQUITY CL II
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,         102,625          37,042          25,686          17,593       1,000,408         110,124
   2015
   Policy purchase payments                 8,044             356           9,933           4,954         132,779          24,105
   Policy terminations,
     withdrawal payments and
     charges                              (10,379)         (3,849)         (9,172)        (12,490)       (212,580)        (22,578)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                   100,290          33,549          26,447          10,057         920,607         111,651
   Policy purchase payments                 6,868              --           8,904           4,079          96,087          21,786
   Policy terminations,
     withdrawal payments and
     charges                              (15,302)         (5,363)         (7,370)         (4,335)       (305,597)        (23,795)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                    91,856          28,186          27,981           9,801         711,097         109,642
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                     IVY VIP INTL   IVY VIP MICRO      IVY VIP      IVY VIP SMALL
                                      IVY VIP HIGH  CORE EQUITY CL   CAP GROWTH      SCIENCE &       CAP CORE CL        IVY VIP
                                      INCOME CL II        II            CL II        TECH CL II          II           VALUE CL II
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,           9,815       3,338,113          37,381       3,387,742          49,620         101,472
   2015
   Policy purchase payments                 4,705         441,337          25,599         208,095         143,610         123,820
   Policy terminations,
     withdrawal payments and
     charges                               (2,321)     (3,024,399)        (11,832)     (3,570,117)        (15,667)        (22,628)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                    12,199         755,051          51,148          25,720         177,563         202,664
   Policy purchase payments                 2,246         700,165          26,425           8,820          42,744          49,610
   Policy terminations,
     withdrawal payments and
     charges                              (13,754)        (72,965)         (9,091)        (24,845)        (52,367)        (36,618)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                       691       1,382,251          68,482           9,695         167,940         215,656
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                         JANUS            JANUS                       MFS TOTAL        MFS VIT        MORNINGSTAR
                                       HENDERSON        HENDERSON     LORD ABBETT    RETURN BOND     EMRG MKT EQ     BALANCED ETF
                                       FORTY SS        OVERSEAS SS   MID CAP STOCK     SERIES            IC                I
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,         115,712         666,943       3,264,820       1,220,273       2,173,558           9,418
   2015
   Policy purchase payments                26,030         245,996         209,782         115,250         278,185             571
   Policy terminations,
     withdrawal payments and
     charges                              (38,440)        (82,924)     (3,341,933)     (1,327,042)     (2,429,658)           (542)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                   103,302         830,015         132,669           8,481          22,085           9,447
   Policy purchase payments                74,736         290,831          16,195           3,657           6,450          82,649
   Policy terminations,
     withdrawal payments and
     charges                              (30,415)       (119,824)       (104,766)        (10,567)        (16,197)         (5,937)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                   147,623       1,001,022          44,098           1,571          12,338          86,159
                                    ==============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                      MORNINGSTAR                                    PIONEER MID-          SFT
                                      MORNINGSTAR     INC & GROWTH    OPP GLOBAL       OPP MS         CAP VALUE         ADVANTUS
                                     GROWTH ETF I        ETF I         FUND VA        SMALL CAP          VCT           BOND CL 1
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,           9,063           9,178       1,620,733       1,770,126         910,359       4,354,400
   2015
   Policy purchase payments                 2,071              53         178,093         134,336          75,316         363,867
   Policy terminations,
     withdrawal payments and
     charges                                 (990)           (190)     (1,772,904)     (1,886,642)       (974,388)     (4,692,093)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                    10,144           9,041          25,922          17,820          11,287          26,174
   Policy purchase payments                68,672          27,138           6,451           2,695           4,651             303
   Policy terminations,
     withdrawal payments and
     charges                              (13,104)         (1,816)        (11,900)         (9,737)        (10,126)        (17,810)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                    65,712          34,363          20,473          10,778           5,812           8,667
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                      SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS        SFT
                                     SFT ADVANTUS      GOVT MONEY     INDEX 400 MC    INDEX 400 MC     ADVANTUS      SFT ADVANTUS
                                       BOND CL 2         MARKET           CL 1            CL 2      INDEX 500 CL 1  INDEX 500 CL 2
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,       8,902,955       3,279,921       9,626,120       7,980,423      17,039,033      22,728,984
   2015
   Policy purchase payments               574,164       2,251,109         489,807         365,375       1,101,416         896,810
   Policy terminations,
     withdrawal payments and
     charges                           (8,879,631)     (4,528,113)    (10,102,523)     (2,868,204)    (17,996,107)     (5,476,205)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                   597,488       1,002,918          13,404       5,477,594         144,342      18,149,589
   Policy purchase payments               260,522       1,439,227           3,531         135,862          21,787       1,062,762
   Policy terminations,
     withdrawal payments and
     charges                             (262,781)     (1,367,188)        (14,155)     (1,194,229)        (96,056)     (2,438,752)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                   595,229       1,074,957           2,780       4,419,227          70,073      16,773,599
                                    ==============  ==============  ==============  ==============  ==============  ==============

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                                                     SFT ADVANTUS    SFT ADVANTUS
                                     SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS    REAL ESTATE CL  REAL ESTATE CL      SFT IVY
                                    INTL BOND CL 2   MORTGAGE CL 1  MORTGAGE CL 2         1              2               GROWTH
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,          25,288         666,797         231,924       3,141,693         273,067       1,185,934
   2015
   Policy purchase payments                25,298          37,385          22,454         241,043         201,787          40,629
   Policy terminations,
     withdrawal payments and
     charges                               (9,895)       (684,514)       (118,652)     (3,261,089)       (250,019)        (69,621)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                    40,691          19,668         135,726         121,647         224,835       1,156,942
   Policy purchase payments                10,167             309           9,574           1,731          81,496          51,965
   Policy terminations,
     withdrawal payments and
     charges                              (19,732)         (6,793)        (37,744)       (107,349)        (64,654)        (80,552)
                                    --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                    31,126          13,184         107,556          16,029         241,677       1,128,355
                                    ==============  ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                               SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------
                                                         SFT
                                                     WELLINGTON      VAN ECK VIP     VANGUARD VI      VANGUARD VI
                                     SFT IVY SMALL  CORE EQUITY CL    GLOB HARD      DIVERSIFIED      TOTAL BOND
                                      CAP GROWTH          1            ASSETS           VALUE           MARKET
                                    --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2015                                    94,257          91,175       3,692,486          18,491           9,708
   Policy purchase payments                21,764           8,234         624,126          16,496           3,510
   Policy terminations,
     withdrawal payments and
     charges                              (34,923)         (9,253)     (4,299,552)        (10,346)         (2,660)
                                    --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2016                                    81,098          90,156          17,060          24,641          10,558
   Policy purchase payments                18,543           9,991          12,083          64,388          31,557
   Policy terminations,
     withdrawal payments and
     charges                              (20,150)        (41,671)        (19,174)        (18,836)         (3,968)
                                    --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31,
   2017                                    79,491          58,476           9,969          70,193          38,147
                                    ==============  ==============  ==============  ==============  ==============

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2017, 2016, 2015, 2014, and 2013 is as follows:

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
AMER FUNDS IS GLBL GROWTH CL 1
   2017                                172,452  $  1.46 to 1.48  $      253,602       1.24%    0.00% to 0.50%     31.15% to 31.80%
   2016                                 90,192    1.11 to 1.13          100,902       1.21%    0.00% to 0.50%      0.37% to 0.87%
   2015                                 83,337    1.11 to 1.12           92,667       1.42%    0.00% to 0.50%      6.70% to 7.24%
   2014 (a)                             77,370        1.04               80,437       1.45%    0.00% to 0.50%      4.22% to 4.57%

AMER FUNDS IS NEW WORLD CL 1
   2017                                 26,985    1.22 to 1.24           33,018       1.58%    0.00% to 0.50%     29.09% to 29.73%
   2016                                 14,518    0.94 to 0.95           13,734       1.09%    0.00% to 0.50%      5.07% to 5.59%
   2015                                 12,686        0.90               11,407       0.96%    0.00% to 0.50%    (3.44)% to (2.96)%
   2014 (a)                             11,064        0.93               10,287       1.35%    0.00% to 0.50%    (6.90)% to (6.59)%

FIDELITY VIP ASSET MGR GRO IC
   2017                                248,600        2.00              497,103       1.51%         0.25%              18.43%
   2016                                152,897        1.69              258,170       1.41%         0.25%              2.21%
   2015                                162,052        1.65              267,715       1.17%         0.25%             (0.17)%
   2014                                175,713        1.65              290,770       1.02%         0.25%              5.61%
   2013                                524,326        1.57              821,490       0.94%         0.25%              22.11%

FIDELITY VIP ASSET MGR IC
   2017                                 21,767        2.19               47,664       1.43%         0.25%              13.82%
   2016                                 38,641        1.92               74,331       1.49%         0.25%              2.81%
   2015                                 39,780        1.87               74,427       1.50%         0.25%             (0.11)%
   2014                                 52,155        1.87               97,681       1.48%         0.25%              5.57%
   2013                                206,352        1.77              366,063       1.48%         0.25%              15.42%

FIDELITY VIP BALANCED IC
   2017                                 50,221        2.71              136,157       1.38%         0.25%              16.14%
   2016                                 61,905        2.33              144,516       1.34%         0.25%              7.00%
   2015                                 65,965        2.18              143,924       1.51%         0.25%              0.34%
   2014                                 69,575        2.17              151,287       1.54%         0.25%              9.98%
   2013                                270,206        1.98              534,229       1.60%         0.25%              19.36%

FIDELITY VIP CONTRAFUND IC
   2017                                412,761        6.37            2,628,171       1.07%         0.25%              21.57%
   2016                                360,012        5.24            1,885,543       0.86%         0.25%              7.74%
   2015                                344,322        4.86            1,673,865       1.01%         0.25%              0.42%
   2014                                376,229        4.84            1,821,337       0.84%         0.25%              11.66%
   2013                              1,407,793    1.45 to 4.73        6,136,254       1.04%    0.00% to 0.50%     30.63% to 31.29%

FIDELITY VIP DISC SM CAP IC
   2017                                 26,123        2.30               60,199       0.66%         0.25%              6.75%
   2016                                 27,130        2.16               58,566       0.61%         0.25%              22.38%
   2015                                 28,584        1.76               50,421       0.56%         0.25%             (2.23)%
   2014                                 31,186        1.80               56,268       0.38%         0.25%              5.02%
   2013                                124,415        1.72              213,724       0.65%         0.25%              38.01%

FIDELITY VIP DYNAMIC CAP APP IC
   2017                                 20,066        3.00               60,235       0.86%         0.25%              23.58%
   2016                                 22,105        2.43               53,694       0.87%         0.25%              2.62%
   2015                                 25,491        2.37               60,338       0.81%         0.25%              1.04%
   2014                                 28,722        2.34               67,282       0.43%         0.25%              10.65%
   2013                                127,956        2.12              270,875       0.34%         0.25%              38.19%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------

FIDELITY VIP EMERGING MARKETS IC
   2017                                 72,220        1.18               85,026       0.69%         0.25%              47.03%
   2016                                 76,073        0.80               60,913       0.49%         0.25%              2.98%
   2015                                 78,918        0.78               61,362       0.49%         0.25%             (10.19)%
   2014                                 80,335        0.87               69,552       0.32%         0.25%              1.12%
   2013                                224,873        0.86              192,518       0.76%         0.25%              3.59%

FIDELITY VIP EQUITY-INCOME IC
   2017                                469,517    1.72 to 4.25        1,938,240       1.94%    0.00% to 0.50%     12.33% to 12.89%
   2016                                382,119    1.53 to 3.78        1,400,630       2.42%    0.00% to 0.50%     17.43% to 18.02%
   2015                                382,585    1.29 to 3.22        1,192,471       3.12%    0.00% to 0.50%    (4.44)% to (3.96)%
   2014                                403,370    1.35 to 3.37        1,315,797       2.60%    0.00% to 0.50%      8.18% to 8.72%
   2013                                788,243    1.24 to 3.12        2,374,911       2.52%    0.00% to 0.50%     27.51% to 28.15%

FIDELITY VIP FREEDOM 2010 IC
   2017                                    162        1.83                  293       0.09%         0.25%              12.80%
   2016                                  3,126        1.62                5,064       1.53%         0.25%              5.19%
   2015                                  3,162        1.54                4,870       1.82%         0.25%             (0.54)%
   2014                                  3,162        1.55                4,894       1.73%         0.25%              4.27%
   2013                                 14,549        1.49               21,615       1.81%         0.25%              13.21%

FIDELITY VIP FREEDOM 2015 IC
   2017                                  1,825        1.88                3,412       0.50%         0.25%              14.81%
   2016                                  5,631        1.64                9,199       1.63%         0.25%              5.65%
   2015                                  5,787        1.55                8,948       1.66%         0.25%             (0.58)%
   2014                                  7,044        1.56               10,958       1.70%         0.25%              4.44%
   2013                                 34,754        1.49               51,811       4.42%         0.25%              14.13%

FIDELITY VIP FREEDOM 2020 IC
   2017                                  2,077        1.90                3,939       0.59%         0.25%              16.33%
   2016                                  5,098        1.63                8,315       1.50%         0.25%              5.86%
   2015                                  5,253        1.54                8,094       1.73%         0.25%             (0.52)%
   2014                                  6,884        1.55               10,665       1.59%         0.25%              4.56%
   2013                                 43,808        1.48               64,910       1.73%         0.25%              15.72%

FIDELITY VIP FREEDOM 2025 IC
   2017                                  4,550        2.00                9,096       1.02%         0.25%              17.60%
   2016                                  9,449        1.70               16,070       1.84%         0.25%              5.92%
   2015                                  9,688        1.61               15,554       1.52%         0.25%             (0.43)%
   2014                                  8,865        1.61               14,295       1.87%         0.25%              4.80%
   2013                                 20,339        1.54               31,300       1.80%         0.25%              19.65%

FIDELITY VIP FREEDOM 2030 IC
   2017                                 41,739        2.02               84,283       1.76%         0.25%              20.66%
   2016                                 37,234        1.67               62,314       1.85%         0.25%              6.34%
   2015                                 28,308        1.57               44,551       1.73%         0.25%             (0.49)%
   2014                                 30,539        1.58               48,295       1.30%         0.25%              4.69%
   2013                                137,723        1.51              208,034       1.86%         0.25%              21.36%

FIDELITY VIP FREEDOM 2035 IC
   2017                                  1,903        2.90                5,512       0.49%         0.25%              23.04%
   2016                                  4,681        2.36               11,037       1.40%         0.25%              6.60%
   2015                                  4,531        2.21               10,021       1.63%         0.25%             (0.56)%
   2014                                  4,396        2.23                9,775       1.50%         0.25%              4.66%
   2013                                 12,300        2.13               26,156       1.93%         0.25%              24.53%

FIDELITY VIP FREEDOM 2040 IC
   2017                                  1,845        2.94                5,415       0.57%         0.25%              23.29%
   2016                                  5,052        2.38               12,038       1.59%         0.25%              6.57%
   2015                                  5,007        2.24               11,196       1.78%         0.25%             (0.51)%
   2014                                  4,980        2.25               11,191       1.68%         0.25%              4.65%
   2013                                 16,312        2.15               35,045       1.87%         0.25%              24.98%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP FREEDOM 2045 IC
   2017                                    444        2.97                1,299       0.17%         0.25%              23.28%
   2016                                  3,485        2.41                8,370       1.30%         0.25%              6.54%
   2015                                  4,113        2.26                9,273       1.94%         0.25%             (0.51)%
   2014                                  3,618        2.27                8,197       1.02%         0.25%              4.69%
   2013                                 14,115        2.17               30,585       1.82%         0.25%              25.75%

FIDELITY VIP FREEDOM 2050 IC
   2017                                  5,225        3.00               15,650       0.88%         0.25%              23.21%
   2016                                  8,123        2.43               19,745       1.64%         0.25%              6.57%
   2015                                  7,479        2.28               17,058       1.80%         0.25%             (0.54)%
   2014                                  6,909        2.29               15,845       1.53%         0.25%              4.74%
   2013                                 11,500        2.19               25,179       0.90%         0.25%              26.03%

FIDELITY VIP FREEDOM INCOME IC
   2017                                    152        1.57                  228       0.06%         0.25%              8.21%
   2016                                  3,162        1.45                4,573       1.51%         0.25%              4.24%
   2015                                  3,238        1.39                4,493       1.78%         0.25%             (0.59)%
   2014                                  3,299        1.40                4,606       1.56%         0.25%              3.52%
   2013                                 27,922        1.35               37,711       2.59%         0.25%              5.28%

FIDELITY VIP FUNDS MGR 20% SC
   2017                                    720        1.51                1,084       0.30%         0.25%              7.06%
   2016                                  3,433        1.41                4,843       1.25%         0.25%              2.58%
   2015                                  3,527        1.38                4,851       1.17%         0.25%             (0.28)%
   2014                                  3,597        1.38                4,962       1.44%         0.25%              3.95%
   2013                                  7,158        1.33                9,504       0.88%         0.25%              5.26%

FIDELITY VIP FUNDS MGR 50% SC
   2017                                    459        2.06                  942       0.20%         0.25%              14.08%
   2016                                  3,369        1.81                6,090       1.27%         0.25%              4.05%
   2015                                  3,587        1.74                6,231       0.93%         0.25%             (0.19)%
   2014                                  5,130        1.74                8,931       1.27%         0.25%              4.92%
   2013                                 10,714        1.66               17,783       1.03%         0.25%              14.50%

FIDELITY VIP FUNDS MGR 60% SC
   2017                                    439        2.29                1,000       0.17%         0.25%              16.70%
   2016                                  3,293        1.96                6,460       1.31%         0.25%              4.53%
   2015                                  3,159        1.88                5,930       0.98%         0.25%              0.16%
   2014                                  3,937        1.88                7,379       1.30%         0.25%              5.14%
   2013                                  8,085        1.78               14,417       1.30%         0.25%              18.32%

FIDELITY VIP FUNDS MGR 70% SC
   2017                                    207        2.48                  512       0.08%         0.25%              18.82%
   2016                                  3,202        2.09                6,687       1.12%         0.25%              4.78%
   2015                                  3,190        1.99                6,357       0.93%         0.25%              0.16%
   2014                                  3,299        1.99                6,568       0.63%         0.25%              4.98%
   2013                                 11,582        1.90               21,959       1.16%         0.25%              21.45%

FIDELITY VIP FUNDS MGR 85% SC
   2017                                    667        2.82                1,899       0.16%         0.25%              22.74%
   2016                                  3,595        2.30                8,281       0.94%         0.25%              5.40%
   2015                                  3,675        2.18                8,029       1.42%         0.25%              0.22%
   2014                                  3,645        2.18                7,946       0.32%         0.25%              4.95%
   2013                                116,480        2.07              241,621       1.02%         0.25%              27.54%

FIDELITY VIP GOVT MONEY MKT IC
   2017                                358,202        1.29              462,894       0.75%         0.25%              0.42%
   2016                                136,008        1.29              174,900       0.20%         0.25%             (0.04)%
   2015                                236,109        1.29              303,906       0.03%         0.25%             (0.22)%
   2014                                262,215        1.29              338,277       0.01%         0.25%             (0.24)%
   2013                                975,688        1.29            1,262,203       0.03%         0.25%             (0.22)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP GROWTH & INC IC
   2017                                105,662        2.69              283,899       1.20%         0.25%              16.61%
   2016                                122,061        2.30              281,261       1.67%         0.25%              15.79%
   2015                                134,390        1.99              267,441       2.06%         0.25%             (2.52)%
   2014                                147,425        2.04              300,957       1.67%         0.25%              10.20%
   2013                                550,493        1.85            1,019,876       1.82%         0.25%              33.23%

FIDELITY VIP GROWTH IC
   2017                                733,149        2.09            1,529,894       0.21%         0.25%              34.80%
   2016                                879,962        1.55            1,362,254       0.05%         0.25%              0.55%
   2015                                703,301        1.54            1,082,801       0.24%         0.25%              6.91%
   2014                                879,349        1.44            1,266,393       0.18%         0.25%              11.02%
   2013                              3,705,841        1.30            4,807,418       0.28%         0.25%              36.00%

FIDELITY VIP GROWTH OPP IC
   2017                                116,174        2.49              289,230       0.31%         0.25%              34.18%
   2016                                125,900        1.86              233,606       0.28%         0.25%              0.09%
   2015                                162,766        1.85              301,753       0.18%         0.25%              5.34%
   2014                                176,524        1.76              310,653       0.21%         0.25%              11.92%
   2013                                852,170        1.57            1,339,974       0.32%         0.25%              37.55%

FIDELITY VIP HIGH LNC IC
   2017                                115,328    1.89 to 2.51          282,800       4.51%    0.00% to 0.50%      6.40% to 6.93%
   2016                                147,236    1.77 to 2.36          338,689       5.58%    0.00% to 0.50%     14.04% to 14.61%
   2015                                146,762    1.54 to 2.07          295,596       6.54%    0.00% to 0.50%    (4.11)% to (3.63)%
   2014                                159,863    1.60 to 2.15          335,162       4.96%    0.00% to 0.50%      0.65% to 1.15%
   2013                                455,470    1.58 to 2.14          944,441       5.82%    0.00% to 0.50%      5.42% to 5.95%

FIDELITY VIP INDEX 500 IC
   2017                                283,455        2.51              711,442       1.80%         0.25%              21.41%
   2016                                306,236        2.07              633,082       1.16%         0.25%              11.58%
   2015                                441,200        1.85              817,430       1.91%         0.25%              1.08%
   2014                                538,620        1.83              987,252       1.66%         0.25%              13.29%
   2013                              1,509,475        1.62            2,442,278       1.95%         0.25%              31.91%

FIDELITY VIP INTL CAP APP IC
   2017                                 38,805        1.90               73,674       0.45%         0.25%              36.11%
   2016                                 44,635        1.40               62,261       0.87%         0.25%             (3.22)%
   2015                                 50,732        1.44               73,122       0.78%         0.25%              2.96%
   2014                                 54,231        1.40               75,918       0.38%         0.25%              2.75%
   2013                                227,928        1.36              310,568       0.72%         0.25%              21.32%

FIDELITY VIP INVEST GRADE IC
   2017                                 75,730        2.39              180,914       2.43%         0.25%              3.96%
   2016                                 78,109        2.30              179,495       2.79%         0.25%              4.48%
   2015                                 58,057        2.20              127,698       2.25%         0.25%             (0.84)%
   2014                                 87,524        2.22              194,137       2.02%         0.25%              5.56%
   2013                                224,734        2.10              472,193       2.11%         0.25%             (2.02)%

FIDELITY VIP MID CAP IC
   2017                                235,205        5.78            1,358,890       0.70%         0.25%              20.51%
   2016                                242,490        4.79            1,162,564       0.51%         0.25%              11.95%
   2015                                254,346        4.28            1,089,196       0.48%         0.25%             (1.64)%
   2014                                286,405        4.35            1,246,875       0.24%         0.25%              6.02%
   2013                              1,166,124        4.11            4,788,488       0.50%         0.25%              35.89%

 FIDELITY VIP OVERSEAS IC
   2017                                746,373        1.72            1,287,209       1.28%         0.25%              29.96%
   2016                                784,854        1.33            1,041,528       2.18%         0.25%             (5.30)%
   2015                                356,117        1.40              499,033       1.30%         0.25%              3.37%
   2014                                407,750        1.36              552,777       1.25%         0.25%             (8.31)%
   2013                              1,783,326        1.48            2,636,547       1.35%         0.25%              30.11%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
FIDELITY VIP REAL ESTATE IC
   2017                                 31,676        4.43              140,360       1.87%         0.25%              3.81%
   2016                                 32,266        4.27              137,727       1.48%         0.25%              5.49%
   2015                                 31,756        4.04              128,500       1.90%         0.25%              3.45%
   2014                                 32,440        3.91              126,886       1.71%         0.25%              29.85%
   2013                                107,608        3.01              323,987       1.78%         0.25%              1.57%

FIDELITY VIP STRAT INCOME IC
   2017                                 91,856        1.98              182,160       3.10%         0.25%              7.52%
   2016                                100,290        1.84              184,969       3.57%         0.25%              8.00%
   2015                                102,625        1.71              175,257       3.51%         0.25%             (1.87)%
   2014                                 52,299        1.74               91,021       2.44%         0.25%              3.34%
   2013                                161,077        1.68              271,258       3.52%         0.25%              0.04%

FIDELITY VIP TARGET VOL IC
   2017                                 28,186        1.40               39,514       1.13%         0.25%              16.21%
   2016                                 33,549        1.21               40,472       1.30%         0.25%              4.94%
   2015                                 37,042        1.15               42,581       1.10%         0.25%             (1.47)%
   2014                                 38,818        1.17               45,289       6.11%         0.25%              5.67%
   2013 (b)                              3,055        1.10                3,373       0.68%         0.25%              10.40%

FIDELITY VIP VALUE IC
   2017                                 27,981        3.00               83,804       1.39%         0.25%              15.29%
   2016                                 26,447        2.60               68,700       1.12%         0.25%              11.80%
   2015                                 25,686        2.32               59,681       1.39%         0.25%             (1.00)%
   2014                                 23,873        2.35               56,028       1.31%         0.25%              11.13%
   2013                                 97,723        2.11              206,376       1.39%         0.25%              32.13%

FIDELITY VIP VALUE STRAT IC
   2017                                  9,801        3.29               32,286       1.52%         0.25%              19.06%
   2016                                 10,057        2.76               27,824       0.94%         0.25%              9.35%
   2015                                 17,593        2.53               44,485       0.96%         0.25%             (3.23)%
   2014                                 23,669        2.61               61,833       0.89%         0.25%              6.53%
   2013                                 94,687        2.45              232,094       0.95%         0.25%              30.17%

IVY VIP BALANCED CL II
   2017                                711,097    2.60 to 4.21        2,901,155       1.68%    0.00% to 0.50%     10.81% to 11.37%
   2016                                920,607    2.33 to 3.80        3,417,310       1.33%    0.00% to 0.50%      1.52% to 2.03%
   2015                              1,000,408    2.29 to 3.75        3,661,166       0.92%    0.00% to 0.50%    (0.82)% to (0.33)%
   2014                                864,649    2.29 to 3.78        3,185,379       0.93%    0.00% to 0.50%      7.04% to 7.57%
   2013                                910,306    2.13 to 3.53        3,157,739       1.39%    0.00% to 0.50%     23.08% to 23.70%

IVY VIP CORE EQUITY CL II
   2017                                109,642    2.24 to 2.74          281,150       0.43%    0.00% to 0.50%     20.15% to 20.75%
   2016                                111,651    1.85 to 2.28          237,200       0.44%    0.00% to 0.50%      3.22% to 3.74%
   2015                                110,124    1.79 to 2.21          226,378       0.37%    0.00% to 0.50%    (1.19)% to (0.69)%
   2014                                116,668    1.80 to 2.23          242,349       0.49%    0.00% to 0.50%      9.13% to 9.68%
   2013                                116,717    1.64 to 2.05          221,647       0.66%    0.00% to 0.50%     32.84% to 33.51%

IVY VIP HIGH INCOME CL II
   2017                                    691    1.21 to 1.24              844       6.93%    0.00% to 0.50%      6.15% to 6.68%
   2016                                 12,199    1.14 to 1.16           14,024       7.51%    0.00% to 0.50%     15.61% to 16.19%
   2015                                  9,815    0.99 to 1.00            9,738       6.02%    0.00% to 0.50%    (6.97)% to (6.50)%
   2014                                  9,424    1.06 to 1.07           10,027       9.43%    0.00% to 0.50%      1.40% to 1.90%
   2013 (b)                              9,175    1.04 to 1.05            9,602       4.72%    0.00% to 0.50%     9.96% to 10.51%

IVY VIP INTL CORE EQUITY CL II
   2017                              1,382,251    1.85 to 4.70        3,747,661       1.34%    0.00% to 0.50%     22.54% to 23.15%
   2016                                755,051    1.50 to 3.83        1,585,409       2.15%    0.00% to 0.50%      0.58% to 1.08%
   2015                              3,338,113    1.48 to 3.81        5,128,458       1.30%    0.00% to 0.50%    (1.43)% to (.94)%
   2014                              3,311,861    1.50 to 3.87        5,645,993       2.38%    0.00% to 0.50%      0.94% to 1.44%
   2013                              3,452,589    1.48 to 3.83        6,318,052       1.59%    0.00% to 0.50%     24.29% to 24.91%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
IVY VIP MICRO CAP GROWTH CL II
   2017                                 68,482    1.86 to 4.58          305,641       0.00%    0.00% to 0.50%      8.29% to 8.83%
   2016                                 51,148    1.71 to 4.22          201,576       0.00%    0.00% to 0.50%     12.73% to 13.29%
   2015                                 37,381    1.51 to 3.73          125,421       0.00%    0.00% to 0.50%    (9.61)% to (9.16)%
   2014                                 42,115    1.66 to 4.12          157,317       0.00%    0.00% to 0.50%    (2.23)% to (1.74)%
   2013                                 47,902    1.69 to 4.20          183,029       0.00%    0.00% to 0.50%     56.50% to 57.28%

IVY VIP SCIENCE & TECH CL II
   2017                                  9,695    2.92 to 3.00           29,007       0.00%    0.00% to 0.25%     31.79% to 32.12%
   2016                                 25,720    2.21 to 2.27           58,018       0.00%    0.00% to 0.25%      1.29% to 1.54%
   2015                              3,387,742    2.17 to 2.23        7,565,416       0.00%    0.00% to 0.25%    (3.12)% to (2.88)%
   2014                              3,307,873    2.26 to 2.30        7,606,060       0.00%    0.00% to 0.25%      2.65% to 2.91%
   2013                              2,916,305    2.20 to 2.23        6,516,018       0.00%    0.00% to 0.25%     56.00% to 56.39%

IVY VIP SMALL CAP CORE CL II
   2017                                167,940    2.40 to 5.19          858,229       0.00%    0.00% to 0.50%     13.16% to 13.73%
   2016                                177,563    2.11 to 4.57          793,269       0.14%    0.00% to 0.50%     28.24% to 28.88%
   2015                                 49,620    1.64 to 3.56          160,408       0.10%    0.00% to 0.50%    (6.06)% to (5.58)%
   2014                                157,734    1.73 to 3.78          578,553       0.07%    0.00% to 0.50%      6.51% to 7.05%
   2013                                309,707    1.62 to 3.54        1,074,954       0.84%    0.00% to 0.50%     32.86% to 33.53%

IVY VIP VALUE CL II
   2017                                215,656    1.91 to 4.50          736,624       1.42%    0.00% to 0.50%     11.93% to 12.49%
   2016                                202,664    1.70 to 4.02          623,444       0.88%    0.00% to 0.50%     10.59% to 11.14%
   2015                                101,472    1.53 to 3.64          319,849       0.78%    0.00% to 0.50%    (4.39)% to (3.92)%
   2014                                101,995    1.59 to 3.81          336,593       1.08%    0.00% to 0.50%     10.39% to 10.94%
   2013                                103,322    1.43 to 3.45          309,558       0.79%    0.00% to 0.50%     34.66% to 35.34%

JANUS HENDERSON FORTY SS
   2017                                147,623    2.22 to 2.53          350,152       0.00%    0.00% to 0.50%     29.35% to 30.00%
   2016                                103,302    1.72 to 1.95          185,693       0.00%    0.00% to 0.50%      1.44% to 1.94%
   2015                                115,712    1.69 to 1.91          204,240       0.00%    0.00% to 0.50%     11.38% to 11.94%
   2014                                137,420    1.52 to 1.71          216,770       0.03%    0.00% to 0.50%      7.93% to 8.47%
   2013                                135,487    1.41 to 1.57          197,951       0.58%    0.00% to 0.50%     30.23% to 30.88%

JANUS HENDERSON OVERSEAS SS
   2017                              1,001,022    1.29 to 1.55        1,478,758       1.54%    0.00% to 0.50%     30.15% to 30.80%
   2016                                830,015    0.99 to 1.18          944,318       4.33%    0.00% to 0.50%    (7.17)% to (6.71)%
   2015                                666,943    1.06 to 1.27          818,332       0.52%    0.00% to 0.50%    (9.26)% to (8.80)%
   2014                                678,154    1.17 to 1.39          912,067       3.03%    0.00% to 0.50%   (12.54)% to (12.10)%
   2013                                685,538    1.34 to 1.58        1,050,720       3.11%    0.00% to 0.50%     13.71% to 14.28%

LORD ABBETT MID CAP STOCK
   2017                                 44,098    2.19 to 2.49           98,594       0.40%    0.00% to 0.25%      6.56% to 6.83%
   2016                                132,669    2.05 to 2.34          282,403       0.05%    0.00% to 0.25%     16.10% to 16.39%
   2015                              3,264,820    1.76 to 2.01        5,770,714       0.61%    0.00% to 0.25%    (4.03)% to (3.79)%
   2014                              3,001,565    1.83 to 2.10        5,515,050       0.49%    0.00% to 0.25%     11.25% to 11.53%
   2013                              2,667,275    1.64 to 1.89        4,395,352       0.44%    0.00% to 0.25%     29.99% to 30.32%

MFS TOTAL RETURN BOND SERIES
   2017                                  1,571    1.28 to 1.30            2,052       3.74%    0.00% to 0.25%      4.20% to 4.46%
   2016                                  8,481    1.23 to 1.25           10,518       0.05%    0.00% to 0.25%      3.97% to 4.23%
   2015                              1,220,273    1.18 to 1.20        1,459,171       3.44%    0.00% to 0.25%    (0.55)% to (0.30)%
   2014                              1,065,145    1.19 to 1.20        1,277,545       2.97%    0.00% to 0.25%      5.58% to 5.84%
   2013                                969,150    1.12 to 1.13        1,098,207       1.23%    0.00% to 0.25%    (1.28)% to (1.03)%

MFS VIT EMRG MKT EQ IC
   2017                                 12,338    1.14 to 1.16           14,283       1.15%    0.00% to 0.25%     37.61% to 37.95%
   2016                                 22,085    0.83 to 0.84           18,510       0.01%    0.00% to 0.25%      9.09% to 9.37%
   2015                              2,173,558    0.76 to 0.77        1,670,422       1.00%    0.00% to 0.25%   (13.11)% to (12.89)%
   2014                              1,711,695    0.87 to 0.88        1,510,153       0.69%    0.00% to 0.25%    (6.96)% to (6.72)%
   2013                              1,402,100    0.94 to 0.95        1,326,178       1.75%    0.00% to 0.25%    (5.45)% to (5.21)%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
MORNINGSTAR BALANCED ETF I
   2017                                 86,159    1.22 to 1.24          106,041       4.73%    0.00% to 0.50%     13.09% to 13.65%
   2016                                  9,447    1.08 to 1.09           10,255       2.05%    0.00% to 0.50%      8.15% to 8.69%
   2015                                  9,418    1.00 to 1.01            9,431       1.69%    0.00% to 0.50%    (2.46)% to (1.97)%
   2014 (a)                              9,079    1.02 to 1.03            9,298       1.42%    0.00% to 0.50%      2.06% to 2.41%

MORNINGSTAR GROWTH ETF I
   2017                                 65,712    1.27 to 1.30           84,497       3.61%    0.00% to 0.50%     17.09% to 17.68%
   2016                                 10,144    1.09 to 1.10           11,110       1.85%    0.00% to 0.50%      9.34% to 9.88%
   2015                                  9,063        1.00                9,062       1.51%    0.00% to 0.50%    (2.71)% to (2.22)%
   2014 (a)                              9,045    1.02 to 1.03            9,271       1.25%    0.00% to 0.50%      2.25% to 2.59%

MORNINGSTAR INC & GROWTH ETF I
   2017                                 34,363    1.16 to 1.18           40,061       4.17%    0.00% to 0.50%     9.57% to 10.12%
   2016                                  9,041    1.05 to 1.07            9,596       2.13%    0.00% to 0.50%      6.20% to 6.73%
   2015                                  9,178    0.99 to 1.00            9,149       0.78%    0.00% to 0.50%    (2.01)% to (1.52)%
   2014 (a)                             10,763    1.01 to 1.02           10,923       1.48%    0.00% to 0.50%      1.24% to 1.58%

OPP GLOBAL FUND VA
   2017                                 20,473    2.43 to 2.48           50,639       0.95%    0.00% to 0.25%     36.32% to 36.66%
   2016                                 25,922    1.78 to 1.81           46,850       2.22%    0.00% to 0.25%     (0.17)% to 0.08%
   2015                              1,620,733    1.79 to 1.81        2,933,557       1.27%    0.00% to 0.25%      3.68% to 3.94%
   2014                              1,368,103    1.72 to 1.74        2,382,340       1.07%    0.00% to 0.25%      2.04% to 2.29%
   2013                              1,165,542    1.69 to 1.70        1,984,079       1.35%    0.00% to 0.25%     26.99% to 27.31%

OPP MS SMALL CAP
   2017                                 10,778    2.15 to 2.19           23,621       0.89%    0.00% to 0.25%     13.87% to 14.16%
   2016                                 17,820    1.89 to 1.92           34,105       1.07%    0.00% to 0.25%     17.76% to 18.05%
   2015                              1,770,126    1.60 to 1.62        2,872,823       0.86%    0.00% to 0.25%    (6.13)% to (5.90)%
   2014                              1,534,425    1.71 to 1.72        2,646,404       0.83%    0.00% to 0.25%     11.65% to 11.93%
   2013                              1,225,721    1.53 to 1.54        1,888,615       0.79%    0.00% to 0.25%     40.66% to 41.01%

PIONEER MID-CAP VALUE VCT
   2017                                  5,812    2.37 to 2.41           14,043       0.88%    0.00% to 0.25%     12.89% to 13.17%
   2016                                 11,287    2.10 to 2.13           23,965       1.56%    0.00% to 0.25%     16.27% to 16.56%
   2015                                910,359    1.80 to 1.83        1,664,271       0.81%    0.00% to 0.25%    (6.38)% to (6.14)%
   2014                                743,537    1.93 to 1.95        1,448,239       0.75%    0.00% to 0.25%     14.80% to 15.09%
   2013                                421,020    1.68 to 1.69          712,512       0.90%    0.00% to 0.25%     32.77% to 33.10%

SFT ADVANTUS BOND CL 1
   2017                                  8,667    1.20 to 1.22           10,558       0.00%    0.00% to 0.25%      4.69% to 4.95%
   2016                                 26,174    1.15 to 1.16           30,372       0.00%    0.00% to 0.25%      4.37% to 4.63%
   2015                              4,354,400    1.10 to 1.11        4,837,980       0.00%    0.00% to 0.25%      0.16% to 0.41%
   2014                              3,882,386    1.10 to 1.11        4,296,117       0.00%    0.00% to 0.25%      6.29% to 6.56%
   2013                              3,490,451    1.03 to 1.04        3,624,746       0.00%    0.00% to 0.25%    (0.65)% to (0.40)%

SFT ADVANTUS BOND CL 2
   2017                                595,229    2.10 to 2.60        1,464,464       0.00%    0.00% to 0.50%      4.17% to 4.69%
   2016                                597,488    2.00 to 2.50        1,400,507       0.00%    0.00% to 0.50%      3.85% to 4.37%
   2015                              8,902,955    1.92 to 2.41       19,631,528       0.00%    0.00% to 0.50%     (0.34)% to 0.16%
   2014                              8,428,935    1.92 to 2.41       18,475,120       0.00%    0.00% to 0.50%      5.76% to 6.29%
   2013                              7,400,647    1.80 to 2.28       15,120,382       0.00%    0.00% to 0.50%    (1.15)% to (0.65)%

SFT ADVANTUS GOVT MONEY MARKET
   2017                              1,074,957    1.39 to 1.44        1,515,362       0.13%    0.00% to 0.50%     (0.37)% to 0.13%
   2016                              1,002,918    1.39 to 1.45        1,414,771       0.00%    0.00% to 0.50%     (0.45)% to 0.05%
   2015                              3,279,921    1.39 to 1.46        4,589,884       0.00%    0.00% to 0.50%     (0.50)% to 0.00%
   2014                              2,798,129    1.39 to 1.46        3,917,024       0.00%    0.00% to 0.50%     (0.50)% to 0.00%
   2013                              3,064,978    1.39 to 1.47        4,294,930       0.00%    0.00% to 0.50%     (0.50)% to 0.00%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
SFT ADVANTUS INDEX 400 MC CL 1
   2017                                  2,780    2.13 to 2.16            6,119       0.00%    0.00% to 0.25%     15.61% to 15.90%
   2016                                 13,404    1.84 to 1.86           24,990       0.00%    0.00% to 0.25%     20.04% to 20.34%
   2015                              9,626,120    1.53 to 1.55       14,889,152       0.00%    0.00% to 0.25%    (2.63)% to (2.39)%
   2014                              8,974,123    1.57 to 1.58       14,219,994       0.00%    0.00% to 0.25%      9.24% to 9.51%
   2013                              8,342,141    1.44 to 1.45       12,070,560       0.00%    0.00% to 0.25%     32.78% to 33.11%

SFT ADVANTUS INDEX 400 MC CL 2
   2017                              4,419,227    5.38 to 6.43       24,585,411       0.00%    0.00% to 0.50%     15.03% to 15.61%
   2016                              5,477,594    4.68 to 5.58       26,344,788       0.00%    0.00% to 0.50%     19.44% to 20.04%
   2015                              7,980,423    3.92 to 4.66       31,787,667       0.00%    0.00% to 0.50%    (3.12)% to (2.63)%
   2014                              8,636,128    4.04 to 4.80       35,323,829       0.00%    0.00% to 0.50%      8.69% to 9.24%
   2013                              8,940,353    3.72 to 4.40       33,479,488       0.00%    0.00% to 0.50%     32.12% to 32.78%

SFT ADVANTUS INDEX 500 CL 1
   2017                                 70,073    2.20 to 2.23          155,806       0.00%    0.00% to 0.25%     21.24% to 21.54%
   2016                                144,342    1.81 to 1.83          264,425       0.00%    0.00% to 0.25%     11.44% to 11.71%
   2015                             17,039,033    1.63 to 1.64       27,978,413       0.00%    0.00% to 0.25%      0.93% to 1.18%
   2014                             16,069,644    1.61 to 1.62       26,078,159       0.00%    0.00% to 0.25%     13.13% to 13.41%
   2013                             14,463,795    1.43 to 1.43       20,696,777       0.00%    0.00% to 0.25%     31.71% to 32.04%

SFT ADVANTUS INDEX 500 CL 2
   2017                             16,773,599    4.29 to 6.15       75,666,886       0.00%    0.00% to 0.50%     20.63% to 21.24%
   2016                             18,149,589    3.54 to 5.10       67,521,900       0.00%    0.00% to 0.50%     10.88% to 11.44%
   2015                             22,728,984    3.18 to 4.60       75,609,623       0.00%    0.00% to 0.50%      0.43% to .93%
   2014                             25,364,839    3.15 to 4.58       83,763,005       0.00%    0.00% to 0.50%     12.56% to 13.13%
   2013                             25,592,850    2.78 to 4.07       74,796,023       0.00%    0.00% to 0.50%     31.05% to 31.71%

SFT ADVANTUS INTL BOND CL 2
   2017                                 31,126    1.76 to 2.71           83,271       0.00%    0.00% to 0.50%      0.62% to 1.12%
   2016                                 40,691    1.74 to 2.68          105,406       0.00%    0.00% to 0.50%      2.58% to 3.09%
   2015                                 25,288    1.69 to 2.61           62,397       0.00%    0.00% to 0.50%    (4.64)% to (4.16)%
   2014                                934,951    1.76 to 2.73        2,547,403       0.00%    0.00% to 0.50%      1.20% to 1.70%
   2013                              1,095,769    1.73 to 2.69        2,943,347       0.00%    0.00% to 0.50%    (0.57)% to (0.07)%

SFT ADVANTUS MORTGAGE CL 1
   2017                                 13,184    1.12 to 1.14           15,023       0.00%    0.00% to 0.25%      1.96% to 2.22%
   2016                                 19,668    1.10 to 1.11           21,883       0.00%    0.00% to 0.25%      1.33% to 1.58%
   2015                                666,797    1.09 to 1.10          731,333       0.00%    0.00% to 0.25%      2.95% to 3.21%
   2014                                602,786    1.06 to 1.06          640,596       0.00%    0.00% to 0.25%      5.76% to 6.03%
   2013                                814,630    1.00 to 1.00          816,526       0.00%    0.00% to 0.25%    (1.98)% to (1.73)%

SFT ADVANTUS MORTGAGE CL 2
   2017                                107,556    1.33 to 2.35          219,491       0.00%    0.00% to 0.50%      1.46% to 1.96%
   2016                                135,726    1.31 to 2.32          254,007       0.00%    0.00% to 0.50%      0.82% to 1.32%
   2015                                231,924    1.29 to 2.30          385,178       0.00%    0.00% to 0.50%      2.43% to 2.95%
   2014                                249,414    1.25 to 2.24          397,052       0.00%    0.00% to 0.50%      5.24% to 5.76%
   2013                                251,352    1.19 to 2.13          378,267       0.00%    0.00% to 0.50%    (2.47)% to (1.98)%

SFT ADVANTUS REAL ESTATE CL 1
   2017                                 16,029    1.62 to 1.64           26,322       0.00%    0.00% to 0.25%      5.37% to 5.63%
   2016                                121,647    1.54 to 1.56          189,178       0.00%    0.00% to 0.25%      4.40% to 4.66%
   2015                              3,141,693    1.47 to 1.49        4,669,894       0.00%    0.00% to 0.25%      4.99% to 5.25%
   2014                              2,786,122    1.40 to 1.41        3,934,631       0.00%    0.00% to 0.25%     30.37% to 30.70%
   2013                              2,585,719    1.08 to 1.08        2,793,926       0.00%    0.00% to 0.25%      1.15% to 1.40%

SFT ADVANTUS REAL ESTATE CL 2
   2017                                241,677    4.00 to 4.32        1,005,677       0.00%    0.00% to 0.50%      4.85% to 5.37%
   2016                                224,835    3.81 to 4.10          890,396       0.00%    0.00% to 0.50%      3.88% to 4.40%
   2015                                273,067    3.67 to 3.93        1,066,287       0.00%    0.00% to 0.50%      4.47% to 4.99%
   2014                                332,855    3.51 to 3.74        1,240,160       0.00%    0.00% to 0.50%     29.72% to 30.37%
   2013                                337,756    2.71 to 2.87          965,539       0.00%    0.00% to 0.50%      0.64% to 1.15%

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                  AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                    UNIT FAIR                    INVESTMENT       EXPENSE              TOTAL
                                     UNITS        VALUE LOWEST                     INCOME      RATIO LOWEST        RETURN LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS      RATIO*      TO HIGHEST**        TO HIGHEST***
                                 -------------  ---------------  --------------  ----------  -----------------  --------------------
SFT IVY GROWTH
   2017                              1,128,355    2.21 to 4.87        2,850,642       0.00%    0.00% to 0.50%     28.58% to 29.22%
   2016                              1,156,942    1.71 to 3.79        2,255,954       0.00%    0.00% to 0.50%      0.40% to 0.91%
   2015                              1,185,934    1.69 to 3.77        2,327,323       0.00%    0.00% to 0.50%      6.21% to 6.74%
   2014 (a)                          1,197,258    1.59 to 3.55        2,214,061       0.00%    0.00% to 0.50%     12.58% to 12.96%

SFT IVY SMALL CAP GROWTH
   2017                                 79,491    2.16 to 4.56          332,663       0.00%    0.00% to 0.50%     24.68% to 25.30%
   2016 (d)                             81,098    1.72 to 3.66          267,153       0.00%   (0.03)% to 0.47%    20.53% to 21.13%
   2015 (e)                             94,257    1.42 to 3.04          260,437       0.00%   (0.08)% to 0.42%   (4.07)% to (3.59)%
   2014 (f)                            228,199    1.47 to 3.16          638,042       0.00%   (0.07)% to 0.43%     8.43% to 8.80%

SFT WELLINGTON CORE EQUITY CL 1
   2017 (c)                             58,476    1.42 to 6.81          382,260       0.00%   (0.16)% to 0.34%    21.00% to 21.60%
   2016 (d)                             90,156    1.18 to 5.63          482,698       0.00%   (0.14)% to 0.36%     4.74% to 5.27%
   2015 (e)                             91,175    1.12 to 5.38          465,735       0.00%   (0.22)% to 0.28%     0.70% to 1.20%
   2014 (f)                            110,911    1.11 to 5.34          568,228       0.00%   (0.12)% to 0.38%    11.29% to 11.82%

VAN ECK VIP GLOB HARD ASSETS
   2017                                  9,969    0.92 to 0.95            8,948       0.00%    0.00% to 0.25%    (1.94)% to (1.70)%
   2016                                 17,060    0.94 to 0.96           15,814       0.80%    0.00% to 0.25%     43.35% to 43.71%
   2015                              3,692,486    0.66 to 0.67        2,476,709       0.03%    0.00% to 0.25%   (33.61)% to (33.45)%
   2014                              3,705,243    0.99 to 1.01        3,734,198       0.09%    0.00% to 0.25%   (19.30)% to (19.10)%
   2013                              3,553,508    1.23 to 1.25        4,426,896       0.64%    0.00% to 0.25%     10.26% to 10.53%

VANGUARD VI DIVERSIFIED VALUE
   2017                                 70,193    1.30 to 1.33           92,136       1.80%    0.00% to 0.50%     12.59% to 13.16%
   2016                                 24,641    1.16 to 1.17           28,648       2.46%    0.00% to 0.50%     12.40% to 12.96%
   2015                                 18,491    1.03 to 1.04           19,081       2.48%    0.00% to 0.50%    (2.94)% to (2.45)%
   2014 (a)                             16,080    1.06 to 1.06           17,058       0.00%    0.00% to 0.50%      5.13% to 5.49%

VANGUARD VI TOTAL BOND MARKET
   2017                                 38,147    1.08 to 1.10           41,520       1.38%    0.00% to 0.50%      2.97% to 3.48%
   2016                                 10,558    1.05 to 1.06           11,134       2.14%    0.00% to 0.50%      1.96% to 2.47%
   2015                                  9,708    1.03 to 1.04           10,016       2.26%    0.00% to 0.50%     (0.17)% to 0.33%
   2014 (a)                              9,132    1.03 to 1.03            9,413       0.00%    0.00% to 0.50%      2.73% to 3.07%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(a) For the period from May 1, 2014 through December 31, 2014.
(b) For the period from May 1, 2013 through December 31, 2013.
(c) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.16%.
(d) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.03% and 0.14%, respectively.
(e) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.08% and 0.22%, respectively.
(f) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.07% and 0.12%, respectively.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2018, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                               DECEMBER 31, 2017

[KPMG LOGO]

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                             /s/ KPMG LLP

MINNEAPOLIS, MINNESOTA
MARCH 6, 2018

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                                     2017           2016
                                                                                 -------------  -------------
ASSETS
 Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $15,442,991 and $13,395,845) $  16,108,505  $  13,759,520
 Equity securities:
  Available-for-sale, at fair value (cost $456,162 and $489,747)                       544,767        552,488
 Mortgage loans, net                                                                 3,042,230      2,544,437
 Finance receivables, net                                                                   --        292,908
 Policy loans                                                                          474,133        426,971
 Alternative investments                                                               641,322        622,676
 Derivative instruments                                                                500,994        365,143
 Other invested assets                                                                  75,344         58,952
                                                                                 -------------  -------------
  Total investments                                                                 21,387,295     18,623,095

 Cash and cash equivalents                                                             375,291        359,818
 Deferred policy acquisition costs                                                   1,357,484      1,367,185
 Accrued investment income                                                             165,963        151,893
 Premiums and fees receivable                                                          357,215        301,158
 Property and equipment, net                                                           172,042        104,481
 Reinsurance recoverables                                                            1,216,269      1,151,198
 Goodwill and intangible assets, net                                                   135,100        139,857
 Other assets                                                                          114,467        124,570
 Separate account assets                                                            24,923,698     21,349,837
                                                                                 -------------  -------------
   Total assets                                                                  $  50,204,824  $  43,673,092
                                                                                 =============  =============

LIABILITIES AND EQUITY

Liabilities:

 Policy and contract account balances                                            $  12,029,018  $  10,580,481
 Future policy and contract benefits                                                 4,576,727      3,297,927
 Pending policy and contract claims                                                    577,801        550,793
 Other policyholder funds                                                            1,511,056      1,513,231
 Policyholder dividends payable                                                         20,815         22,633
 Unearned premiums and fees                                                            339,280        399,474
 Pension and other postretirement benefits                                               7,525         10,292
 Income tax liability:
   Current                                                                              22,446          5,565
   Deferred                                                                            210,240        218,408
 Accrued commissions and expenses                                                      219,967        208,242
 Other liabilities                                                                     630,390        824,530
 Short-term debt                                                                        20,000         50,000
 Long-term debt                                                                        468,000        468,000
 Separate account liabilities                                                       24,923,698     21,349,837
                                                                                 -------------  -------------
  Total liabilities                                                                 45,556,963     39,499,413
                                                                                 -------------  -------------

Equity:
 Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000          5,000
 Additional paid in capital                                                            214,095        196,254
 Accumulated other comprehensive income                                                420,063        200,766
 Retained earnings                                                                   3,980,932      3,742,197
                                                                                 -------------  -------------
  Total Minnesota Life Insurance Company and subsidiaries equity                     4,620,090      4,144,217

 Noncontrolling interests                                                               27,771         29,462
                                                                                 -------------  -------------
   Total equity                                                                      4,647,861      4,173,679
                                                                                 -------------  -------------
    Total liabilities and equity                                                 $  50,204,824  $  43,673,092
                                                                                 =============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017            2016            2015
                                                                                     -------------   -------------   -------------
Revenues:

   Premiums                                                                          $   3,561,233   $   2,471,733   $   2,220,467
   Policy and contract fees                                                                748,773         706,212         688,434
   Net investment income                                                                   786,682         726,176         689,137
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                          (7,553)           (777)        (16,569)
     Other net realized investment gains (losses)                                           60,078          (3,769)         26,212
                                                                                     -------------   -------------   -------------
       Total net realized investment gains (losses)                                         52,525          (4,546)          9,643
   Finance charge income                                                                    24,597          95,453          92,393
   Commission income                                                                       194,060         188,024         168,528
   Other income                                                                             94,298          73,096          73,232
                                                                                     -------------   -------------   -------------
         Total revenues                                                                  5,462,168       4,256,148       3,941,834
                                                                                     -------------   -------------   -------------

Benefits and expenses:

   Policyholder benefits                                                                 3,462,327       2,399,667       2,109,142
   Interest credited to policies and contracts                                             470,980         438,642         401,659
   General operating expenses                                                              759,331         760,299         713,302
   Commissions                                                                             411,789         436,181         432,467
   Administrative and sponsorship fees                                                      92,646          78,584          75,082
   Dividends to policyholders                                                                3,314           3,817           4,678
   Interest expense                                                                         14,086          11,700          10,639
   Amortization of deferred policy acquisition costs                                       178,009         210,647         212,045
   Capitalization of policy acquisition costs                                             (354,230)       (361,563)       (361,349)
                                                                                     -------------   -------------   -------------
         Total benefits and expenses                                                     5,038,252       3,977,974       3,597,665
                                                                                     -------------   -------------   -------------
           Income from operations before taxes                                             423,916         278,174         344,169

   Income tax expense (benefit):
        Current                                                                            131,116          97,425          46,027
        Deferred                                                                          (135,745)        (32,860)         48,153
                                                                                     -------------   -------------   -------------
          Total income tax expense (benefit)                                                (4,629)         64,565          94,180
                                                                                     -------------   -------------   -------------
            Net income                                                                     428,545         213,609         249,989
                   Less: Net income attributable to noncontrolling interests                 1,105             409             468
                                                                                     -------------   -------------   -------------
                        Net income attributable to Minnesota Life Insurance Company
                          and subsidiaries                                           $     427,440   $     213,200   $     249,521
                                                                                     =============   =============   =============

Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period         $     334,140   $     124,139   $    (463,641)
   Unrealized gains (losses) on securities - other than temporary impairments               (2,270)          1,734          (2,129)
   Adjustment to deferred policy acquisition costs                                        (190,594)        (82,037)        208,912
   Adjustment to reserves                                                                   27,240          12,032          22,718
   Adjustment to unearned premiums and fees                                                168,605          72,377        (106,247)
   Adjustment to pension and other retirement plans                                         (1,985)            305           3,952
                                                                                     -------------   -------------   -------------
     Other comprehensive income (loss), before tax                                         335,136         128,550        (336,435)
     Income tax benefit (expense) related to items of other comprehensive income          (115,839)        (44,779)        117,620
                                                                                     -------------   -------------   -------------
        Other comprehensive income (loss), net of tax                                      219,297          83,771        (218,815)
                                                                                     -------------   -------------   -------------
          Comprehensive income                                                             647,842         297,380          31,174
            Less: Comprehensive income attributable to noncontrolling interests              1,105             409             468
                                                                                     -------------   -------------   -------------
               Comprehensive income attributable to Minnesota Life Insurance
                Company and subsidiaries                                             $     646,737   $     296,971   $      30,706
                                                                                     =============   =============   =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                       MINNESOTA
                                                                                         LIFE
                                                           ACCUMULATED                 INSURANCE
                                              ADDITIONAL      OTHER                   COMPANY AND
                                     COMMON    PAID IN    COMPREHENSIVE   RETAINED    SUBSIDIARIES  NONCONTROLLING     TOTAL
                                     STOCK     CAPITAL        INCOME      EARNINGS       EQUITY       INTERESTS        EQUITY
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
2015:
 Balance, beginning of year        $   5,000  $  196,254  $     335,810  $ 3,281,476  $  3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                           --          --             --      249,521       249,521             468      249,989
     Other comprehensive loss             --          --       (218,815)          --      (218,815)             --     (218,815)
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                           30,706             468       31,174

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,386)      (1,386)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2016:
 Balance, beginning of year        $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933

   Comprehensive income:
     Net income                           --          --             --      213,200       213,200             409      213,609
     Other comprehensive income           --          --         83,771           --        83,771              --       83,771
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          296,971             409      297,380

   Dividends to stockholder               --          --             --       (2,000)       (2,000)             --       (2,000)

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,634)      (1,634)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2017:
 Balance, beginning of year        $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679

   Comprehensive income:
     Net income                           --          --             --      427,440       427,440           1,105      428,545
     Other comprehensive income           --          --        219,297           --       219,297              --      219,297
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          646,737           1,105      647,842

   Dividends to stockholder               --          --             --     (188,705)     (188,705)             --     (188,705)

   Contributions to additional
     paid in capital                      --      17,841             --           --        17,841              --       17,841

   Change in equity of
      noncontrolling interests            --          --             --           --            --          (2,796)      (2,796)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  214,095  $     420,063  $ 3,980,932  $  4,620,090  $       27,771  $ 4,647,861
                                   =========  ==========  =============  ===========  ============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017           2016           2015
                                                                                     ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    428,545   $    213,609   $    249,989
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to annuity and insurance contracts                                   254,665        257,848        258,830
   Fees deducted from policy and contract balances                                       (546,015)      (511,113)      (476,389)
   Change in future policy benefits                                                     1,322,592        305,422         59,742
   Change in other policyholder liabilities, net                                         (106,521)       577,282        123,827
   Amortization of deferred policy acquisition costs                                      178,009        210,647        212,045
   Capitalization of policy acquisition costs                                            (354,230)      (361,563)      (361,349)
   Change in premiums and fees receivable                                                 (56,057)         4,114        (28,833)
   Deferred tax provision                                                                (135,745)       (32,860)        48,153
   Change in income tax recoverables / liabilities - current                               17,127         15,806         (4,462)
   Net realized investment losses (gains)                                                 (52,525)         4,546         (9,643)
   Change in reinsurance recoverables                                                     (65,071)       (23,478)         8,673
   Other, net                                                                             102,592         28,664         61,024
                                                                                     ------------   ------------   ------------
     Net cash provided by operating activities                                            987,366        688,924        141,607
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                            3,279,847      3,266,663      2,003,169
   Equity securities                                                                      286,719        288,190        287,535
   Alternative investments                                                                130,997        104,581         87,763
   Derivative instruments                                                                 463,171        206,895        238,574
   Other invested assets                                                                  298,737          2,509         25,679
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                              990,429      1,001,019      1,075,583
   Mortgage loans                                                                         218,598        221,902        306,273
Purchases and originations of:
   Fixed maturity securities                                                           (6,247,888)    (5,383,602)    (4,047,304)
   Equity securities                                                                     (231,366)      (310,755)      (361,671)
   Mortgage loans                                                                        (715,371)      (643,688)      (494,248)
   Alternative investments                                                               (101,583)      (105,648)      (111,107)
   Derivative instruments                                                                (306,836)      (266,110)      (289,510)
   Other invested assets                                                                  (12,993)        (4,787)       (22,131)
Finance receivable originations or purchases                                              (55,200)      (222,528)      (220,575)
Finance receivable principal payments                                                      65,824        199,090        194,355
Securities in transit                                                                       3,161        (39,769)        43,717
Other, net                                                                               (420,845)      (154,800)       (46,814)
                                                                                     ------------   ------------   ------------
     Net cash used for investing activities                                            (2,354,599)    (1,840,838)    (1,330,712)
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                    4,837,422      3,973,399      3,678,808
Withdrawals from annuity and insurance contracts                                       (3,249,602)    (2,813,716)    (2,575,133)
Change in amounts drawn in excess of cash balances                                         47,884        (26,325)        (8,628)
Proceeds from issuance of short-term debt                                                  80,000        275,000        200,000
Payment on short-term debt                                                               (110,000)      (275,000)      (200,000)
Proceeds from issuance of long-term debt                                                  200,000        100,000         50,000
Payment on long-term debt                                                                (200,000)            --        (75,000)
Dividends paid to stockholder                                                            (185,142)            --             --
Other, net                                                                                (37,856)        10,772         10,140
                                                                                     ------------   ------------   ------------
     Net cash provided by financing activities                                          1,382,706      1,244,130      1,080,187
                                                                                     ------------   ------------   ------------
Net increase (decrease) in cash and cash equivalents                                       15,473         92,216       (108,918)
Cash and cash equivalents, beginning of year                                              359,818        267,602        376,520
                                                                                     ------------   ------------   ------------
Cash and cash equivalents, end of year                                               $    375,291   $    359,818   $    267,602
                                                                                     ============   ============   ============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

    The Company, which operates in the United States, generally offers the following types of products directly and through its various subsidiaries:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Financial advice, investment advisory, and wealth management services.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies along with distribution of financial institution products and services.
        -   Investment and asset management services.

    The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC), whose revenues are primarily represented by finance charge income. Held-for-sale criteria was satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction closed effective March 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in policyholder mortality, policyholder morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs, unearned premiums and fees, and reinsurance recoverables for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits obligation. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate and supplemental annuities paid for life, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual fixed, indexed and variable universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Variable and fixed indexed annuity guaranteed benefit rider charges are recognized as revenue when assessed. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual universal life, variable life and adjustable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
    (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are classified as available for sale and are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned premiums and fees, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers commercial paper with original maturity dates of less than three months and all money market funds to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $41,762 and $40,850 at December 31, 2017 and 2016, respectively.

    Finance receivables that management had the intent and ability to hold for the foreseeable future or until maturity or payoff were reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 were consistent with the rates at which loans would have been made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows, interest crediting or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These derivative instruments are reported at fair value with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected using the original purchase yield as the discount rate is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2017 or 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2017 and 2016, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $63,390 and $55,430, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily was comprised of smaller balance homogeneous loans. The loans were originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also held a smaller portfolio of retail installment notes that were primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company had the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables were reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company used the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables were reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables was suspended once an account has recognized 60-days of accrued charges. The account was subsequently accounted for on a cash basis. Accrual was resumed when there were less than 60-days of accrued charges. Accrual of finance charges and interest was suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they were considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $4, $14 and $14 for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables were smaller balance homogeneous loans. These loans had traditionally been evaluated collectively for impairment. The Company had elected to bifurcate the finance receivables into three segments. The segments were evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets was adequate to absorb probable losses on existing receivables. Risk characteristics included consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used were updated periodically to reflect management's view of current conditions. Changes in estimates could have significantly affected the allowance for losses.

    It was the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they were deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that had been individually reviewed by management and were deemed to warrant further collection effort.

    The adequacy of the allowance for losses was highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to have been received on impaired loans. Such estimates, evaluations, and cash flows would have been subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates were reviewed periodically and adjustments, if necessary, were recorded in the provision for credit losses in the periods in which they had become known.

    Impaired loans not considered TDRs were generally larger (greater than $50) real estate secured loans that were at least 60 days past due. A loan was classified as impaired when, based upon current information and events, it was probable that the Company would have been unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance was calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan was collateral dependent. Interest payments received on impaired loans were generally applied to principal unless the remaining principal balance was considered to be fully collectible.

    TDRs were those loans for which the Company had granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occurred as a result of loan modifications forced by personal bankruptcy court rulings, where the Company was required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expected borrowers whose loans have been modified under those situations to have been able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally did not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits and the assumptions are locked.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of actual and estimated future gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% at December 31, 2017 and 2016 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                   2017         2016
                                                ----------   ---------
      Balance at beginning of year              $   28,475   $  28,370
      Capitalization                                 3,022       4,466
      Amortization and interest                     (2,687)     (4,289)
      Adjustment for unrealized gains (losses)         232         (72)
                                                ----------   ---------
      Balance at end of year                    $   29,042   $  28,475
                                                ==========   =========

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected undiscounted future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $32,220 and $44,569 as of December 31, 2017 and 2016, respectively, and amortized software expense of $16,004, $17,574 and $21,868 for the years ended December 31, 2017, 2016 and 2015, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $132,330 and $139,872 at December 31, 2017 and 2016, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $15,506, $16,886, and $11,074,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and policyholder liabilities. Amounts recoverable from reinsurers are estimated in a manner consistent with the policyholder liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits, sales inducements and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2017, the Company has assumed an average rate of investment yields ranging from 2.97% to 6.21%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2017 and 2016, the total participating business in force was $2,194,452 and $2,217,164, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% at December 31, 2017 and 2016.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The Company's consolidated financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

       - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

       - Investment-related risks such as those related to valuation, impairment, and concentration.

       - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

       -    Acquisition, disposition, or other structural change related risks.

       - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

    The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the consolidated financial statements.

(4) NEW ACCOUNTING PRONOUNCEMENTS

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassisfication of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides companies with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for annual reporting periods beginning on January 1, 2019, with early adoption permitted. An entity may apply the new guidance using one of the following two methods: (1) in the period of adoption or (2) retrospectively to each period (or periods) presented, in which the effect of the change in the U.S federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company expects to adopt the guidance in 2018 and upon adoption expects to reclassify approximately $76,135 of unrealized deferred taxes, from accumulated other comprehensive income to retained earnings.

    In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, shortening the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning on January 1, 2019 and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In March 2017, the FASB issued ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, requiring an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the statement of operations separately from the service cost component and outside a subtotal of income from operations, if one is presented. The new guidance is effective for annual periods beginning on January 1, 2018. Early adoption is permitted as of the beginning of an annual period for which financial statements have not been issued or made available for issuance. The guidance should be applied retrospectively for the presentation of the service cost component in the statement of operations and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the Securities and Exchange Commission (SEC) staff would not object if a Public Business Entity (PBE) that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2016-02. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2016-02. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. Upon adoption of the guidance the Company will reclassify approximately $70,000 of unrealized holding gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to equity securities meeting the ASU 2016-01 definition.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defered the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the SEC staff would not object if a PBE that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2014-09. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning on January 1, 2019. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                     DECEMBER 31, 2017
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     495,440  $          --  $          --  $    495,440
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        868,236             --       868,236
          Foreign government securities                                     --         36,493             --        36,493
          Corporate securities                                              --      9,131,290      1,305,957    10,437,247
          Asset-backed securities                                           --        550,891         52,987       603,878
          Commercial mortgage-backed securities (CMBS)                      --      1,593,806             --     1,593,806
          Residential mortgage-backed securities (RMBS)                     --      2,073,400              5     2,073,405
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        495,440     14,254,116      1,358,949    16,108,505
        Equity securities, available-for-sale                          468,156         76,544             67       544,767
        Derivative instruments:
          TBA derivative instruments                                        --         31,714             --        31,714
          Other derivative instruments                                      13        469,267             --       469,280
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    13        500,981             --       500,994
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        963,609     14,831,641      1,359,016    17,154,266
        Cash equivalents                                               288,998          2,160             --       291,158
        Separate account assets                                      4,904,223     20,018,589            886    24,923,698
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   6,156,830  $  34,852,390  $   1,359,902  $ 42,369,122
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     402,466  $    402,466
        Future policy and contract benefits (1)                             --             --         17,498        17,498
        Derivative instruments (2)                                          13        111,333             --       111,346
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $          13  $     111,333  $     419,964  $    531,310
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed indexed annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                     DECEMBER 31, 2016
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     293,539  $          --  $          --  $    293,539
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        820,335             --       820,335
          Foreign government securities                                     --         37,064             --        37,064
          Corporate securities                                           1,607      7,915,599      1,041,343     8,958,549
          Asset-backed securities                                           --        434,006         38,833       472,839
          CMBS                                                              --      1,398,895             --     1,398,895
          RMBS                                                              --      1,778,276             23     1,778,299
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        295,146     12,384,175      1,080,199    13,759,520
        Equity securities, available-for-sale                          474,974         77,427             87       552,488
        Derivative instruments:
          TBA derivative instruments                                        --         18,847             --        18,847
          Other derivative instruments                                      15        346,281             --       346,296
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    15        365,128             --       365,143
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        770,135     12,826,730      1,080,286    14,677,151
        Cash equivalents                                               231,959         12,145             --       244,104
        Separate account assets                                      3,932,516     17,415,512          1,809    21,349,837
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   4,934,610  $  30,254,387  $   1,082,095  $ 36,271,092
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     262,102  $    262,102
        Future policy and contract benefits (1)                             --             --         34,283        34,283
        Derivative instruments (2)                                         741         70,743             --        71,484
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $         741  $      70,743  $     296,385  $    367,869
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed index annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models with unobservable inputs or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives related to fixed indexed annuity and indexed universal life products is based on the present value of future index returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business and uses standard capital market techniques, such as the Black-Scholes, with certain unobservable inputs such as mortality, lapse, and volatility.

    The fair value for living benefit guarantee embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
          Corporate securities        $ 1,041,343  $    (2,482) $      13,140  $        --  $        --  $    253,956  $ 1,305,957
          Asset-backed securities          38,833         (321)          (216)          --           --        14,691       52,987
          RMBS                                 23           --             14           --           (4)          (28)           5
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total fixed maturity
             securities, available-
             for-sale                   1,080,199  $    (2,803)        12,938           --           (4)      268,619    1,358,949
        Equity securities, available-
         for-sale                              87           --            (20)          --           --            --           67
        Separate account assets             1,809           --           (107)          --       (1,590)          774          886
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total financial assets    $ 1,082,095  $    (2,803) $      12,811  $        --  $    (1,594) $    269,393  $ 1,359,902
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------  ---------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
          Corporate securities                           $      453,900  $       (15,315) $     (184,629) $      253,956
          Asset-backed securities                                22,000               --          (7,309)         14,691
          RMBS                                                       --               --             (28)            (28)
                                                         --------------  ---------------  --------------  --------------
            Total fixed maturity securities, available-
              for-sale                                          475,900          (15,315)       (191,966)        268,619
        Separate account assets                                   1,178             (404)             --             774
                                                         --------------  ---------------  --------------  --------------
              Total financial assets                     $      477,078  $       (15,719) $     (191,966) $      269,393
                                                         ==============  ===============  ==============  ==============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
         Corporate securities         $   904,066  $      (216) $      (2,816) $        --  $        --  $    140,309  $ 1,041,343
         Asset-backed securities           45,488           --           (221)          --       (5,000)       (1,434)      38,833
         CMBS                              22,734           --             --           --      (22,734)           --           --
         RMBS                                  64           12             30           --           --           (83)          23
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
           Total fixed maturity
             securities, available-
             for-sale                     972,352  $      (204)        (3,007)          --      (27,734)      138,792    1,080,199
        Equity securities,
         available-for-sale                   113           --            (26)          --           --            --           87
        Separate account assets             1,613           --             95           92          (87)           96        1,809
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
              Total financial assets  $   974,078  $      (204) $      (2,938) $        92  $   (27,821) $    138,888  $ 1,082,095
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------   --------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
         Corporate securities                            $      274,260   $       (6,784) $     (127,167) $      140,309
         Asset-backed securities                                    579               --          (2,013)         (1,434)
         RMBS                                                        --               --             (83)           (83)
                                                         --------------   --------------  --------------  --------------
           Total fixed maturity securities, available-
            for-sale                                            274,839           (6,784)       (129,263)        138,792
        Separate account assets                                     192              (90)             (6)             96
                                                         --------------   --------------  --------------  --------------
            Total financial assets                       $      275,031   $       (6,874) $     (129,269) $      138,888
                                                         ==============   ==============  ==============  ==============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2017 and 2016.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

                                            TOTAL REALIZED AND UNREALIZED
                                             (GAINS) LOSSES INCLUDED IN:
                                           -------------------------------
                                                               OTHER
                             BALANCE AT                     COMPREHENSIVE
                             BEGINNING       NET INCOME        INCOME                                       BALANCE AT
                              OF YEAR           (1)            (LOSS)         ISSUANCES     SETTLEMENTS    END OF YEAR
                           --------------  --------------  ---------------  -------------  -------------  -------------
      Policy and contract
        account balances   $      262,102  $      319,262  $            --  $     218,732  $    (397,630) $     402,466
      Future policy and
        contract benefits          34,283         (17,795)              --             --          1,010         17,498
                           --------------  --------------  ---------------  -------------  -------------  -------------
          Total financial
            liabilities    $      296,385  $      301,467  $            --  $     218,732  $    (396,620) $     419,964
                           ==============  ==============  ===============  =============  =============  =============

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    There were no transfers in to or out of Level 3 for the year ended December 31, 2017.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                          ---------------------------
                                                            OTHER
                             BALANCE AT        NET      COMPREHENSIVE   TRANSFERS    TRANSFERS                    BALANCE
                             BEGINNING       INCOME        INCOME         IN TO       OUT OF                     AT END OF
                              OF YEAR          (1)         (LOSS)        LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
      Policy and contract
       account balances     $    102,696  $    159,406  $          --  $        --  $        --  $          --  $   262,102
      Future policy and
       contract benefits          54,512       (20,182)            --           --           --            (47)      34,283
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
         Total financial
          liabilities       $    157,208  $    139,224  $          --  $        --  $        --  $         (47) $   296,385
                            ============  ============  =============  ===========  ===========  =============  ===========

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2017:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            65 bps - 189 bps
      Corporate securities        $  1,305,957   Discounted cash flow    U.S. Treasuries (1)            (117 bps)

                                                                         Yield/spread to           68 bps - 1,309 bps
      Asset-backed securities           52,987   Discounted cash flow    U.S. Treasuries (1)            (233 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)         2012 IAM table
       account balances           $    402,466      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         2012 IAM table
       benefits                         17,498      Option pricing       Lapse rates (3)               0% to  18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                           spread (7)                    0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            72 bps - 206 bps
      Corporate securities        $  1,041,343   Discounted cash flow    U.S. Treasuries (1)            (135 bps)

                                                                         Yield/spread to           87 bps - 1,207 bps
      Asset-backed securities           38,833   Discounted cash flow    U.S. Treasuries (1)            (193 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
       account balances           $    262,102      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         Annuity 2000 table
       benefits                         34,283      Option pricing       Lapse rates (3)               0% to 18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                          spread (7)                      0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  DECEMBER 31, 2017
                                      -------------------------------------------------------------------------
                                        CARRYING
                                          VALUE                              FAIR VALUE
                                      -------------  ----------------------------------------------------------
                                          TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                      -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net           $   3,042,230  $          --  $          --  $   3,045,821  $   3,045,821
        Policy loans                        474,133             --             --        572,334        572,334

       Liabilities:
        Deferred annuities            $   2,325,831  $          --  $          --  $   2,328,321  $   2,328,321
        Other fund deposits               2,197,565             --             --      2,183,873      2,183,873
        Supplementary contracts
        without life contingencies          125,920             --             --        125,920        125,920
        Annuity certain contracts            95,803             --             --         99,822         99,822
        Short-term debt                      20,000             --             --         20,000         20,000
        Long-term debt                      468,000             --             --        470,880        470,880
        Separate account liabilities     16,731,642      4,904,223     11,826,533            886     16,731,642

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                 DECEMBER 31, 2016
                                     -------------------------------------------------------------------------
                                       CARRYING
                                         VALUE                              FAIR VALUE
                                     -------------  ----------------------------------------------------------
                                         TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net          $   2,544,437  $          --  $          --  $   2,527,742  $   2,527,742
        Policy loans                       426,971             --             --        515,602        515,602

       Liabilities:
        Deferred annuities           $   2,158,937  $          --  $          --  $   2,259,518  $   2,259,518
        Other fund deposits              2,200,721             --             --      2,186,511      2,186,511
        Supplementary contracts
        without life contingencies         117,206             --             --        117,206        117,206
        Annuity certain contracts           85,785             --             --         88,408         88,408
        Short-term debt                     50,000             --             --         50,000         50,000
        Long-term debt                     468,000             --             --        470,628        470,628
        Separate account liabilities    14,039,115      3,932,516     10,104,790          1,809     14,039,115

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2017 and 2016 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,020,098 and $1,727,155 agency backed RMBS, and $53,307 and $51,144 non-agency backed RMBS as of December 31, 2017 and 2016, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2017 was $505 with unrealized losses totaling $28. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $544,767 and $552,488 as of December 31, 2017 and 2016, respectively.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2017                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     480,172  $      15,432  $         532  $        (368) $     495,440
       Agencies not backed by the full faith and
        credit of the U.S. government                   834,859         34,335            958             --        868,236
       Foreign government securities                     33,421          3,073              1             --         36,493
       Corporate securities                           9,936,251        516,982         16,632           (646)    10,437,247
       Asset-backed securities                          589,719         15,446          1,386            (99)       603,878
       CMBS                                           1,572,057         25,509          4,574           (814)     1,593,806
       RMBS                                           1,996,512         76,526          2,076         (2,443)     2,073,405
                                                  -------------  -------------  -------------  -------------  -------------
         Total fixed maturity securities,
           available-for-sale                        15,442,991        687,303         26,159         (4,370)    16,108,505
       Equity securities, available-for-sale            456,162         92,991          4,386             --        544,767
                                                  -------------  -------------  -------------  -------------  -------------
             Total                                $  15,899,153  $     780,294  $      30,545  $      (4,370) $  16,653,272
                                                  =============  =============  =============  =============  =============

----------
    (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2016                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     275,240  $      18,900  $         762  $        (161)  $     293,539
       Agencies not backed by the full faith and
        credit of the U.S. government                   813,892         15,827          9,384             --         820,335
       Foreign government securities                     33,244          3,820             --             --          37,064
       Corporate securities                           8,732,000        318,757         94,430         (2,222)      8,958,549
       Asset-backed securities                          464,388         13,940          5,616           (127)        472,839
       CMBS                                           1,382,327         27,739         13,657         (2,486)      1,398,895
       RMBS                                           1,694,754         84,354          2,453         (1,644)      1,778,299
                                                  -------------  -------------  -------------  -------------   -------------
            Total fixed maturity securities,
             available-for-sale                      13,395,845        483,337        126,302         (6,640)     13,759,520
       Equity securities, available-for-sale            489,747         69,387          6,646             --         552,488
                                                  -------------  -------------  -------------  -------------   -------------
                 Total                            $  13,885,592  $     552,724  $     132,948  $      (6,640)  $  14,312,008
                                                  =============  =============  =============  =============   =============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost and fair value of fixed maturity securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                    --------------------------------
                                                       AMORTIZED          FAIR
                                                         COST             VALUE
                                                    ---------------  ---------------
       Due in one year or less                      $       304,425  $       308,279
       Due after one year through five years              2,340,398        2,459,888
       Due after five years through ten years             3,585,640        3,695,615
       Due after ten years                                5,054,240        5,373,634
                                                    ---------------  ---------------
                                                         11,284,703       11,837,416
       Asset-backed and mortgage-backed securities        4,158,288        4,271,089
                                                    ---------------  ---------------
         Total                                      $    15,442,991  $    16,108,505
                                                    ===============  ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     40,034  $     40,175  $        141            25
       Agencies not backed by the full faith and
        credit of the U.S. government                   74,124        74,705           581            26
       Foreign government securities                       217           218             1             1
       Corporate securities                            724,615       731,655         7,040           192
       Asset-backed securities                         167,513       168,326           813            62
       CMBS                                            424,372       426,822         2,450            32
       RMBS                                            280,077       281,317         1,240            49
       Equity securities, available-for-sale            44,274        47,398         3,124            48

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     17,171  $     17,562  $        391            11
       Agencies not backed by the full faith and
        credit of the U.S. government                   20,049        20,426           377            12
       Corporate securities                            413,112       422,727         9,615            70
       Asset-backed securities                          42,921        43,494           573            18
       CMBS                                             76,703        78,829         2,126            21
       RMBS                                             43,349        44,305           956            45
       Equity securities, available-for-sale             6,141         7,403         1,262            10

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                    LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     36,201  $     36,939  $        738            29
       Agencies not backed by the full faith and
        credit of the U.S. government                  301,927       311,311         9,384            57
       Corporate securities                          2,130,839     2,200,276        69,437           373
       Asset-backed securities                         148,534       153,356         4,822            45
       CMBS                                            507,346       520,159        12,813            52
       RMBS                                            189,365       191,613         2,248            44
       Equity securities, available-for-sale            86,721        90,679         3,958            68

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $        830  $        854  $         24             1
       Corporate securities                            300,129       325,122        24,993            69
       Asset-backed securities                          15,833        16,627           794             6
       CMBS                                             19,830        20,695           865             8
       RMBS                                             17,289        17,930           641            24
       Equity securities, available-for-sale            26,683        29,371         2,688            25

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2017, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2017.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company believes the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2017, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2017, 97.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2017, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    Equity securities with unrealized losses at December 31, 2017 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2017 and 2016, fixed maturity securities and cash equivalents with a carrying value of $23,579 and $21,694, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,042,230 and $2,544,437 at December 31, 2017 and 2016, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $122,700 and $132,500 were sold during 2017 and 2016, respectively.

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                           2017             2016
                                      ---------------  ---------------
       Industrial                     $       970,256  $       855,885
       Office buildings                       477,378          416,303
       Retail facilities                      739,360          610,197
       Apartment                              582,232          406,102
       Other                                  273,004          255,950
                                      ---------------  ---------------
         Total                        $     3,042,230  $     2,544,437
                                      ===============  ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2017              2016             2015
                                               ---------------   ---------------  --------------
       Balance at beginning of year            $         2,620   $         2,431  $        2,270
         Addition to (release of) allowance               (999)              189             161
         Write-downs, net of recoveries                     --                --              --
                                               ---------------   ---------------  --------------
       Balance at end of year                  $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

       End of year valuation allowance basis:
         Specific allowance                    $           204   $         1,700  $        1,485
         General allowance                               1,417               920             946
                                               ---------------   ---------------  --------------
       Total valuation allowance               $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

    As of December 31, 2017, the Company had two loans with a total carrying value of $1,426, net of a $204 specific valuation allowance. The two loans were held in the office class. For those two loans, the interest income recognized for the year ended December 31, 2017 was $74. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2017. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2017.

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2017, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    As of December 31, 2017 and 2016, there were no nonperforming loans.

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                    2017             2016            2015
                                               ---------------  ---------------  --------------
       Number of properties acquired                        --               --               1
       Carrying value of mortgage loans prior
         to real estate acquisition            $            --  $            --  $        5,300
       Loss recognized upon acquisition in
         satisfaction of debt                               --               --              --

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

    The Company's composition of alternative investments by type were as follows:


                                                  DECEMBER 31, 2017                DECEMBER 31, 2016
                                          -------------------------------   --------------------------------
                                            CARRYING          PERCENT          CARRYING         PERCENT
                                              VALUE           OF TOTAL           VALUE          OF TOTAL
                                          --------------  ---------------   ---------------  ---------------
       Alternative investments:
         Private equity funds             $      412,350             64.3%  $       381,860             61.3%
         Mezzanine debt funds                    228,561             35.6%          240,221             38.6%
         Hedge funds                                 411              0.1%              595              0.1%
                                          --------------  ---------------   ---------------  ---------------
           Total alternative investments  $      641,322            100.0%  $       622,676            100.0%
                                          ==============  ===============   ===============  ===============

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                           2017              2016              2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $       611,400   $       576,244   $      544,543
       Equity securities, available-for-sale                   21,516            17,677           16,097
       Mortgage loans                                         126,620           116,034          104,155
       Policy loans                                            27,032            26,019           26,120
       Cash equivalents                                         1,796               416               33
       Alternative investments                                 22,768            13,217           21,009
       Derivative instruments                                    (627)               60               63
       Other invested assets                                    5,760             3,001            2,397
                                                      ---------------   ---------------   --------------
         Gross investment income                              816,265           752,668          714,417
       Investment expenses                                    (29,583)          (26,492)         (25,280)
                                                      ---------------   ---------------   --------------
         Total                                        $       786,682   $       726,176   $      689,137
                                                      ===============   ===============   ==============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                           2017              2016             2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $        21,944   $        13,208   $      (25,713)
       Equity securities, available-for-sale                   23,238             4,426            7,912
       Mortgage loans                                             999              (189)            (377)
       Alternative investments                                 51,618            25,822           41,761
       Derivative instruments                                 (55,289)          (47,899)         (22,363)
       Other invested assets                                   10,015                86             (956)
       Securities held as collateral                               --                --            9,379
                                                      ---------------   ---------------   --------------
         Total                                        $        52,525   $        (4,546)  $        9,643
                                                      ===============   ===============   ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                            2017              2016              2015
                                                       ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale:
         Gross realized gains                          $        51,510   $        44,363   $       19,557
         Gross realized losses                                 (22,013)          (30,378)         (28,701)
       Equity securities, available-for-sale:
         Gross realized gains                                   35,411            20,591           24,828
         Gross realized losses                                 (11,342)          (15,587)         (16,003)
       Alternative investments:
         Gross realized gains                                   38,304            33,761           39,112
         Gross realized losses                                    (777)             (308)            (556)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                            2017             2016             2015
                                                       ---------------  ---------------  --------------
       Fixed maturity securities, available-for-sale:
         US government securities                      $           709  $           654  $           --
         Corporate securities                                    6,523              123          16,569
         Asset-backed securities                                   321               --              --
       Equity securities, available-for-sale                       831              578             913
                                                       ---------------  ---------------  --------------
           Total other-than-temporary impairments      $         8,384  $         1,355  $       17,482
                                                       ===============  ===============  ==============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                        2017              2016              2015
                                                                   ---------------   ---------------   ---------------
       Balance at beginning of year                                $        12,824   $        29,329   $        17,436
       Additions:
         Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                 7,553               777            16,569
         Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                     --                --                --
       Reductions:
         Due to sales (or maturities, pay downs, or prepayments)
           during the period of securities previously credit loss
           OTTI impaired                                                    (9,259)          (17,282)           (4,676)
                                                                   ---------------   ---------------   ---------------
       Balance at end of year                                      $        11,118   $        12,824   $        29,329
                                                                   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                                DECEMBER 31, 2017                        DECEMBER 31, 2016
                                                       --------------------------------------  -------------------------------------
                                                                            FAIR VALUE                             FAIR VALUE
       PRELIMINARY                                                    -----------------------                -----------------------
       UNDERLYING RISK                                   NOTIONAL                 LIABILITIES    NOTIONAL                LIABILITIES
       EXPOSURE                  INSTRUMENT TYPE          AMOUNT        ASSETS        (1)         AMOUNT       ASSETS        (1)
       -------------------  -------------------------  -------------  ----------  -----------  ------------  ----------  -----------
       Interest rate        Interest rate swaps        $     411,500  $   21,527  $        53  $    431,500  $   27,067  $        53
                            Interest rate swaptions        2,908,000       4,493           --     1,496,000       7,488           --
                            Interest rate futures            366,550          10           10       355,200          10           10
                            Interest rate caps               100,000          --           --       100,000          48           --
                            TBAs                              31,045      31,714           --        18,520      18,847           --
       Foreign currency     Foreign currency swaps                --          --           --        17,000       4,562           --
                            Foreign currency forwards             --          --           --       218,460          --          721
       Equity market        Equity futures                   418,431           3            3       474,675           5            5
                            Equity options                10,005,878     443,247      111,280     7,260,013     307,116       70,695
                                                        ------------  ----------  -----------  ------------  ----------  -----------
         Total derivatives                              $ 14,241,404  $  500,994  $   111,346  $ 10,371,368  $  365,143  $    71,484
                                                        ============  ==========  ===========  ============  ==========  ===========

----------
    (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2017 and 2016. This is evident through the increase in notional amounts in 2017.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain indexed universal life products offered by the Company.

    Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products which allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

    Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                             DECEMBER 31, 2017
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $            3,233  $            (46) $           --
       Interest rate swaptions                          (3,209)               --              --
       Interest rate futures                             5,446                --              70
       Interest rate caps                                  366              (414)             --
       TBAs                                               (184)               --              --
       Foreign currency swaps                             (670)               54              --
       Foreign currency forwards                         1,873              (221)             --
       Equity futures                                  (64,389)               --          27,484
       Equity options                                  (14,540)               --         280,757
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (72,074) $           (627) $      308,311
                                            ==================  ================  ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                             DECEMBER 31, 2016
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           10,404  $            (69) $           --
       Interest rate swaptions                             162                --              --
       Interest rate futures                            (5,188)               --              (2)
       Interest rate caps                                  300              (415)             --
       TBAs                                                697                --              --
       Foreign currency swaps                             (577)              553              --
       Foreign currency forwards                          (749)               (9)             --
       Equity futures                                  (58,675)               --          13,181
       Equity options                                  (14,502)               --          75,832
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (68,128) $             60  $       89,011
                                            ==================  ================  ==============

                                                              DECEMBER 31, 2015
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           15,753  $            (74) $           --
       Interest rate swaptions                             949                --              --
       Interest rate futures                            (7,354)               --               1
       Interest rate caps                                   42              (414)             --
       TBAs                                                994                --              --
       Foreign currency swaps                             (158)              562              --
       Foreign currency forwards                           146               (11)             --
       Equity futures                                  (15,982)               --           2,106
       Equity options                                   (4,150)               --         (50,096)
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $           (9,760) $             63  $      (47,989)
                                            ==================  ================  ==============

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the form of securities amounting to $367,297 and $268,560 at December 31, 2017 and 2016, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2017, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $30,240 and $24,765 at December 31, 2017 and 2016, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and interest credits on both fixed indexed annuity and indexed universal life products.

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2017        2016
                                                              ----------  ----------
        Embedded derivatives within annuity products:
          Minimum guaranteed withdrawal benefits              $  (15,749) $  (30,224)
          Minimum guaranteed accumulation benefits                 1,062         379
          Guaranteed payout floors                                (2,811)     (4,438)
          Fixed indexed annuity                                  (33,332)     (4,563)

        Embedded derivatives within life insurance products:
          Fixed indexed universal life                        $ (369,134) $ (257,539)

    The following table presents the changes in fair value recorded in net income related to embedded derivatives for the years ended December 31:

                                                                 2017        2016        2015
                                                              ----------  ----------  ----------
        Embedded derivatives within annuity products:
          Net realized investment gains (losses)              $   17,795  $   20,229  $  (12,603)
          Policyholder benefits                                  (27,336)        566         255

        Embedded derivatives within life insurance products:
          Policyholder benefits                               $ (291,926) $ (159,972) $   46,643

    At December 31, 2017 and 2016, fixed maturity and equity securities with a carrying value of $30,240 and $24,765, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2017 and 2016, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $641,322 and $622,676 and the maximum exposure was $982,481 and $969,904 at December 31, 2017 and 2016, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables were segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                  2016
                                               ----------
        Direct installment loans               $  340,999
        Retail installment notes                   54,808
        Direct mail loans                          26,478
                                               ----------
          Gross finance receivables               422,285
        Accrued interest and charges                7,302
        Unearned finance charges                 (119,523)
        Allowance for losses                      (17,156)
                                               ----------
          Finance receivables, net             $  292,908
                                               ==========

    Direct installment loans consisted of discount basis loans and interest-bearing loans, and generally had a maximum term of 84 months. The retail installment notes were principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally had a maximum term of 48 months. Direct mail loans were principally originated through targeted direct mail campaigns, and generally had a maximum term of 30 months.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments were reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                     2016
                                                                                  ----------
        Direct installment loans:
         30-60 days past due                                                      $    9,076
         61-90 days past due                                                           5,659
         91 days or more past due                                                     15,520
                                                                                  ----------
          Total direct installment loans                                              30,255
        Retail installment notes:
         30-60 days past due                                                             759
         61-90 days past due                                                             425
         91 days or more past due                                                      1,169
                                                                                  ----------
          Total retail installment notes                                               2,353
        Direct mail loans:
         30-60 days past due                                                             560
         61-90 days past due                                                             376
         91 days or more past due                                                      1,037
                                                                                  ----------
          Total direct mail loans                                                      1,973
                                                                                  ----------
            Total finance receivables past due, net of unearned finance charges   $   34,581
                                                                                  ==========

        Percentage of finance receivables, net of unearned finance charges              11.4%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% at December 31, 2016.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                          2017         2016           2015
                                      ------------  ------------  ------------
        Balance at beginning of year  $     17,156  $     16,338  $     15,789
        Provision for credit losses          5,286        19,646        16,832
        Charge-offs                         (7,662)      (26,044)      (22,399)
        Recoveries                           2,181         7,216         6,116
        Sale of subsidiary                 (16,961)           --            --
                                      ------------  ------------  ------------
        Balance at end of year        $         --  $     17,156  $     16,338
                                      ============  ============  ============

    The following table provides additional information about the allowance for losses as of December 31:


                                                                             2016
                                                                         -----------
        Non-impaired gross finance receivables:
         Gross receivables balance                                       $   416,214
         General reserves                                                     16,909

        Impaired gross finance receivables (including TDRs):
         Gross receivables balance                                       $     6,071
         General reserves                                                        247

    All loans, excluding TDRs, deemed to be impaired were placed on non-accrual status. The Company had no impaired loans at December 31, 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which were being accounted for on a cash basis as of December 31:

                                           2016
                                        ----------
        Non-accrual balances:
         Direct installment loans       $   25,979
         Retail installment notes            1,150
         Direct mail loans                   1,600
                                        ----------
          Total non-accrual balances    $   28,729
                                        ==========

    There were no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016.

    Loans classified as TDRs were $6,071 at December 31, 2016. The number of loans classified as TDR accounts were 2,732 at December 31, 2016. For the year ended December 31, 2016, the Company modified $9,693 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. The Company recognized interest income of $1,041 and $1,240 from loans classified as TDRs for the years ended December 31, 2016 and 2015, respectively.

    The Company monitored the credit quality of its financing receivables by loan segment. Within the loan segments, there were borrower types that included new, existing, former, refinance and retail borrowers. New borrowers included first-time customers where the Company had limited lending and repayment history and would generally had a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally had the lowest credit risk profile as the Company already had an established lending and repayment history with these customers. Refinance borrowers included customers that have borrowed less than 10% of the current loan balance. The refinance borrower type included a segment of TDR loans that had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have had a higher credit risk as the borrower had previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers included customers that were typically first-time customers. The risk profile was lower with this type of first-time customer as a result of the security associated with the account. The Company also monitored credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016. The Company's credit risk profiles were based on customer type, customer creditworthiness, and customer performance.

                                                                             2016
                                                                         ------------
        Customer type:
         New borrower                                                    $     63,409
         Former borrower                                                       29,143
         Existing borrower                                                    266,698
         Refinance borrower                                                     8,227
         Retail borrower                                                       54,808
                                                                         ------------
          Total gross finance receivables                                $    422,285
                                                                         ============

        Customer creditworthiness:
         Non-bankrupt gross finance receivables:
         Direct installment loans                                        $    339,769
         Retail installment notes                                              54,676
         Direct mail borrower                                                  26,460
                                                                         ------------
          Total non-bankrupt gross finance receivables                        420,905
         Bankrupt gross finance receivables:
         Direct installment loans                                               1,230
         Retail installment notes                                                 132
         Direct mail borrower                                                      18
                                                                         ------------
          Total bankrupt gross finance receivables                              1,380
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

        Customer payment performance:
         Direct installment loans:
         Contractually performing, current to 30 days past due           $    301,332
         Contractually performing, 31 to 60 days past due                      12,492
         Contractually nonperforming, 61 or more days past due                 27,175
                                                                         ------------
          Total direct installment loans                                      340,999
         Retail installment notes:
         Contractually performing, current to 30 days past due                 51,911
         Contractually performing, 31 to 60 days past due                         983
         Contractually nonperforming, 61 or more days past due                  1,914
                                                                         ------------
          Total retail installment notes                                       54,808
         Direct mail loans:
         Contractually performing, current to 30 days past due                 24,048
         Contractually performing, 31 to 60 days past due                         714
         Contractually nonperforming, 61 or more days past due                  1,716
                                                                         ------------
          Total direct mail loans                                              26,478
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                 2017          2016           2015
                                                             ------------  -------------  ------------
        Computed income tax expense                          $    148,371  $      97,361  $    120,459
        Difference between computed and actual tax expense:
          Dividends received deduction                            (28,919)       (28,059)      (23,286)
          Tax credits                                              (5,480)        (4,562)       (3,639)
          Tax Cuts and Jobs Act of 2017 adjustment               (117,106)            --            --
          Expense adjustments and other                            (1,495)          (175)          646
                                                             ------------  -------------  ------------
            Total income tax expense (benefit)               $     (4,629) $      64,565  $     94,180
                                                             ============  =============  ============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                  2017          2016
                                                              ------------  -------------
        Deferred tax assets:
         Policyholder liabilities                             $    134,066  $     119,292
         Pension, postretirement and other benefits                 15,025         21,580
         Tax deferred policy acquisition costs                     160,636        245,525
         Deferred gain on individual disability coinsurance            968          2,270
         Other                                                       5,046         19,242
                                                              ------------  -------------
           Gross deferred tax assets                               315,741        407,909

        Deferred tax liabilities:
         Policyholder liabilities                                   44,186             --
         Deferred policy acquisition costs                         240,481        378,655
         Premiums                                                   13,814         21,956
         Real estate and property and equipment depreciation         7,020          7,058
         Basis difference on investments                            12,892         20,276
         Net realized capital gains                                  7,510          1,093
         Net unrealized capital gains                              171,918        149,246
         Ceding commissions and goodwill                             9,044         14,189
         Other                                                      19,116         33,844
                                                              ------------  -------------
           Gross deferred tax liabilities                          525,981        626,317
                                                              ------------  -------------
             Net deferred tax liability                       $    210,240  $     218,408
                                                              ============  =============

    As of December 31, 2017 and 2016, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2017, 2016, and 2015.

    At December 31, 2017, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2017, 2016 and 2015, were $114,126, $81,774 and $53,003, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2017          2016
                                                                  ------------  ------------
        Balance at beginning of year                              $      4,067  $      2,712
        Additions based on tax positions related to current year         1,178         1,134
        Additions (reductions) for tax positions of prior years           (788)          221
                                                                  ------------  ------------
        Balance at end of year                                    $      4,457  $      4,067
                                                                  ============  ============

    Included in the balance of unrecognized tax benefits at December 31, 2017 are potential benefits of $4,457 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2017, accrued interest and penalties of $147 are recorded as current income tax liabilities on the consolidated balance sheets and $30 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2017, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

    The Financial Accounting Standards Board Accounting Standards Codification 740 (ASC 740) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the Securities Exchange Commission staff issued Staff Accounting Bulletin 118 (SAB 118), which provides guidance on accounting for the tax effects of the New Tax Law. SAB 118 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under ASC 740 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

    The Company applied SAB 118 in completing its year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustment during the 12-month measurement period will be included in income from operations as an adjustment to income tax expense in 2018. The re-measurement under the New Tax Law and guidance in SAB 118 resulted in a reduction to total income tax expense of $117,106, which included certain provisional amounts under SAB 118.

    A provisional amount of $44,186 increased the tax reserve deferred tax asset from policyholder reserve changes and an identical amount increased the eight-year-spread deferred tax liability on policyholder reserve changes. The provisional amount was computed using estimated methods and will be completed upon the production of the final seriatim tax reserves that reflect the New Law requirements. Additionally, the Company had other provisionally determined amounts that were immaterial.

    The Company also has other undetermined items under SAB 118 that the Company has not been able to fully assess as of December 31, 2017, and as a result has not recognized any provisional impact. The impact of these items is expected to be immaterial to the financial position of the Company.

    During 2017, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2014 return. The IRS chose not to audit the 2014 consolidated return and has not stated their intention to audit the 2014 amended return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2015 or 2016 consolidated tax returns.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, prior to March 31, 2017, the Company had a subsidiary that had a non-contributory defined benefit plan covering all the employees of the subsidiary who were 21 years of age or older and had completed one year of service. Benefits were based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS             OTHER BENEFITS
                                                  --------------------------  --------------------------
                                                      2017          2016          2017          2016
                                                  ------------  ------------  ------------  ------------
        Change in benefit obligation:
        Benefit obligation at beginning of year   $     78,113  $     75,700  $      5,181  $      5,814
        Service cost                                       353         1,332           193           205
        Interest cost                                    2,286         3,301           195           232
        Actuarial loss (gain)                            2,556           899          (423)         (825)
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (32,336)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Benefit obligation at end of year         $     48,093  $     78,113  $      4,951  $      5,181
                                                  ============  ============  ============  ============

        Change in plan assets:
        Fair value of plan assets at beginning
         of year                                  $     73,002  $     70,382  $         --  $         --
        Actual return on plan assets                     2,313         3,629            --            --
        Employer contribution                            2,650         2,110           195           245
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (29,567)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Fair value of plan assets at end of year  $     45,519  $     73,002  $         --  $         --
                                                  ============  ============  ============  ============

        Net amount recognized:
        Funded status                             $     (2,574) $     (5,111) $     (4,951) $     (5,181)

        Amounts recognized on the consolidated
         balance sheets:
        Accrued benefit cost                      $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ------------  ------------  ------------  ------------
        Net amount recognized                     $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ============  ============  ============  ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                        PENSION BENEFITS            OTHER BENEFITS
                                                   --------------------------  --------------------------
                                                       2017          2016          2017          2016
                                                   ------------  ------------  ------------  ------------
        Weighted average assumptions used to
         determine benefit obligations:
        Discount rate                                      3.66%         3.92%         3.66%         3.82%
        Rate of compensation increase                        --          4.00%           --            --

        Weighted average assumptions used to
         determine net periodic benefit costs:
        Expected long-term return on plan assets           4.99%         5.15%           --            --
        Discount rate                                      3.92%         4.09%         3.82%         3.95%
        Rate of compensation increase                      4.00%         4.00%           --            --

        Components of net periodic benefit cost:
        Service cost                               $        353  $      1,332  $        193  $        205
        Interest cost                                     2,286         3,301           195           232
        Expected return on plan assets                   (2,225)       (3,624)           --            --
        Prior service benefit amortization                  (20)          (79)         (276)         (276)
        Recognized net actuarial loss (gain)                578           891          (222)         (162)
                                                   ------------  ------------  ------------  ------------
        Net periodic benefit cost                  $        972  $      1,821  $       (110) $         (1)
                                                   ============  ============  ============  ============

        Other changes in plan assets and benefit
         obligations recognized in other
         comprehensive income (loss):
        Net gain (loss)                            $     (2,468) $       (894) $        423  $        825
        Amortization of net loss (gain)                     578           891          (222)         (162)
        Amortization of prior service benefit               (20)          (79)         (276)         (276)
                                                   ------------  ------------  ------------  ------------
        Total recognized in other comprehensive
         income (loss)                             $     (1,910) $        (82) $        (75) $        387
                                                   ============  ============  ============  ============

        Amounts recognized in accumulated other
         comprehensive income:
        Net actuarial gain (loss)                  $    (11,352) $    (16,389) $      3,041  $      2,840
        Prior service benefit                                --           536         1,103         1,379
                                                   ------------  ------------  ------------  ------------
        Accumulated other comprehensive income
         (loss) at end of year                     $    (11,352) $    (15,853) $      4,144  $      4,219
                                                   ============  ============  ============  ============

        Accumulated benefit obligation             $     48,093  $     73,446  $      4,951  $      5,181

        Plans with accumulated benefit obligation
         in excess of plan assets:
        Projected benefit obligation               $     48,093  $     45,521
        Accumulated benefit obligation                   48,093        45,521
        Fair value of plan assets                        45,519        43,949

    Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company updated its assumptions as of December 31, 2017 and December 31, 2016 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

    The estimated net actuarial loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 is $935. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 are $276 and $255, respectively. In 2018, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                            PENSION       OTHER
                           BENEFITS      BENEFITS
                         ------------  ------------
        2018             $      2,605  $        306
        2019                    2,602           281
        2020                    2,566           283
        2021                    2,629           280
        2022                    2,672           288
        2023 - 2027            14,305         1,392

    For measurement purposes, the assumed health care cost trend rates start at 6.80% in 2017 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2016, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter.

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2017 and 2016. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2017 by $23 and the service cost and interest cost components of net periodic benefit costs for 2017 by $3. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2017 by $21 and the service cost and interest cost components of net periodic postretirement benefit costs for 2017 by $3.

    To determine the discount rate for each plan, the present value of expected future benefit payments used to determine the benefit obligation for each plan is calculated based on a theoretical yield curve constructed from a universe of AA rated corporate fixed maturity securities. The discount rate for each plan is the single rate which results in the same present value of obligations as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The target asset allocation as of December 31, 2017 is 100% to the insurance company general account investment category.

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                  2017          2016
                                              ------------  ------------
        Equity securities                                0%           16%
        Fixed maturity securities                        0%           24%
        Insurance company general account              100%           60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

        DECEMBER 31, 2017                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Insurance company general account        $            --  $            --  $        45,519  $      45,519
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $            --  $        45,519  $      45,519
                                                 ===============  ===============  ===============  =============

        DECEMBER 31, 2016                             LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Investments in pooled separate accounts  $            --  $        29,053  $            --  $      29,053
        Insurance company general account                     --               --           43,949         43,949
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $        29,053  $        43,949  $      73,002
                                                 ===============  ===============  ===============  =============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     43,949  $              1,570  $            --  $     45,519

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     42,379  $              1,570  $            --  $     43,949

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2017 and 2016. There were no transfers in to or out of level 3 for the years ending December 31, 2017 and 2016.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2017, 2016, and 2015 of $1,426, $1,493, and $1,551, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID CLAIMS AND CLAIM LOSS ADJUSTMENT EXPENSES

    The following table provides activity in the liability for unpaid claims and loss adjustment expenses related to all insurance contracts:

                                            2017        2016 (1)      2015 (1)
                                        ------------  ------------  ------------
        Balance at January 1            $    974,905  $    998,963  $    998,008
         Less: reinsurance recoverable       554,298       596,715       644,590
                                        ------------  ------------  ------------
        Net balance at January 1             420,607       402,248       353,418
        Incurred related to:

         Current year                      2,122,998     2,114,463     2,050,232
         Prior years                          22,504        14,108        33,412
                                        ------------  ------------  ------------
        Total incurred                     2,145,502     2,128,571     2,083,644
                                        ------------  ------------  ------------
        Paid related to:

         Current year                      1,737,709     1,754,370     1,711,861
         Prior years                         374,779       355,842       322,953
                                        ------------  ------------  ------------
        Total paid                         2,112,488     2,110,212     2,034,814
                                        ------------  ------------  ------------
        Net balance at December 31           453,621       420,607       402,248
         Plus: reinsurance recoverable       530,594       554,298       596,715
                                        ------------  ------------  ------------
        Balance at December 31          $    984,215  $    974,905  $    998,963
                                        ============  ============  ============

----------
        (1) The previously issued 2016 financial statements only disclosed information for accident and health unpaid claims and loss adjustment expenses. The revised 2016 and 2015 information represents an immaterial correction of error to conform to the 2017 presentation that includes unpaid claim and claim adjustment expense information for all short-duration and long-duration contracts.

    As a result of changes in estimates of claims incurred in prior years, the unpaid claims and claim and loss adjustment expenses incurred increased by $22,504, $14,108, and $33,412 in 2017, 2016 and 2015, respectively. The amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid claims and claim and loss adjustment expenses.

    SHORT-DURATION CONTRACTS

    Certain short-duration contracts are offered within the Company's financial institution and group insurance products.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2017 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2017:

     FINANCIAL INSTITUTION PRODUCTS

                                               NET CUMULATIVE INCURRED CLAIMS (1)
    INCURRAL               --------------------------------------------------------------------------                REPORTED
    YEAR                    2012 (2)     2013 (2)     2014 (2)    2015 (2)     2016 (2)       2017        IBNR        CLAIMS
    ---------------------  ----------   ----------   ----------  ----------   ----------   ----------  -----------  ----------
    2012                   $   54,455   $   54,178   $   52,935  $   52,329   $   52,167   $   52,086  $        --          22
    2013                           --       51,855       48,403      47,156       46,757       46,669          180          21
    2014                           --           --       51,766      46,894       46,420       46,291          404          20
    2015                           --           --           --      46,961       41,975       41,409          779          19
    2016                           --           --           --          --       51,259       45,830        1,779          20
    2017                           --           --           --          --           --       46,745        7,817          18
                                                                                           ----------
       Total                                                                               $  279,030
                                                                                           ==========

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                  NET CUMULATIVE PAID CLAIMS (1)
    INCURRAL                                    ------------------------------------------------------------------
    YEAR                                          2012 (2)    2013 (2)   2014 (2)    2015 (2)   2016 (2)     2017
    ------------------------------------------  ---------   ---------  ---------   --------   ---------  ---------
    2012                                        $  30,050   $  43,790  $  47,852   $ 50,285   $  51,341  $  51,872
    2013                                               --      26,544     39,328     43,037      44,916     45,849
    2014                                               --          --     27,811     39,051      42,496     44,467
    2015                                               --          --         --     23,864      34,412     37,767
    2016                                               --          --         --         --      26,886     38,171
    2017                                               --          --         --         --          --     24,015
                                                                                                         ---------
       Total                                                                                             $ 242,141
                                                                                                         =========

    Outstanding liabilities prior to 2012                                                                $     162

    Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                       $  37,051

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2017

     GROUP INSURANCE PRODUCTS

                                              NET CUMULATIVE INCURRED CLAIMS (1)
     INCURRAL            ------------------------------------------------------------------------------                REPORTED
     YEAR                  2012 (2)     2013 (2)     2014 (2)     2015 (2)    2016 (2)        2017           IBNR       CLAIMS
     ------------------  -----------  -----------  -----------  -----------  -----------  -------------   ----------  ----------
     2012                $ 1,079,158  $ 1,084,290  $ 1,088,187  $ 1,088,815  $ 1,088,798  $   1,089,450   $       --          41
     2013                         --    1,228,500    1,223,119    1,223,988    1,223,498      1,223,688           --          44
     2014                         --           --    1,314,365    1,296,503    1,296,691      1,298,118           --          47
     2015                         --           --           --    1,554,355    1,538,148      1,540,448          698          52
     2016                         --           --           --           --    1,570,311      1,558,510        2,793          54
     2017                         --           --           --           --           --      1,545,168       66,337          44
                                                                                          -------------
        Total                                                                             $   8,255,382
                                                                                          =============

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                               NET CUMULATIVE PAID CLAIMS (1)
     INCURRAL                         ----------------------------------------------------------------------------------
     YEAR                               2012 (2)      2013 (2)      2014 (2)      2015 (2)     2016 (2)         2017
     -------------------------------  ------------  ------------  ------------  ------------  -----------   ------------
     2012                             $    909,427  $  1,071,143  $  1,078,645  $  1,083,489  $ 1,086,317   $  1,087,240
     2013                                       --     1,033,152     1,205,189     1,214,799    1,219,482      1,221,173
     2014                                       --            --     1,113,019     1,277,315    1,289,281      1,294,673
     2015                                       --            --            --     1,291,045    1,517,267      1,530,861
     2016                                       --            --            --            --    1,296,222      1,534,885
     2017                                       --            --            --            --           --      1,257,210
                                                                                                            ------------
        Total                                                                                               $  7,926,042
                                                                                                            ============

     Outstanding liabilities prior to 2012                                                                  $      2,107

     Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                         $    331,447

----------
     (1)  2012 - 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     The reconciliation by product of the liability for pending policy and contract claims relating to short-duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2017 is as follows:

                                                                                  FINANCIAL         GROUP
                                                                                 INSTITUTION      INSURANCE
                                                                                  PRODUCTS         PRODUCTS        TOTAL
                                                                                -------------   -------------   ------------
     Liability for short-duration pending policy and contract claims, net of    $      37,051   $     331,447   $    368,498
        reinsurance
     Reinsurance recoverable on pending policy and contract claims                      7,697         115,031        122,728
     Less: other liabilities (1)                                                       30,922          23,537         54,459
                                                                                -------------   -------------   ------------
        Short-duration claims recorded within pending policy and contract       $      13,826   $     422,941        436,767
          claims on the consolidated balance sheet                              =============   =============
     Long-duration pending policy and contract claims                                                                141,034
                                                                                                                ------------
        Pending policy and contract claims                                                                      $    577,801
                                                                                                                ============

----------
     (1) Includes contracts that are recorded in line items other than pending policy and contract claims on the consolidated balance sheet.

     Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by product and accident year for the year ended December 31, 2017 is as follows(1):

                                                                                                 FINANCIAL           GROUP
                                                                                                INSTITUTION        INSURANCE
     INCURRAL YEAR                                                                                PRODUCTS          PRODUCTS
     ---------------------------------------------------------------------------------------   --------------    ---------------
     1                                                                                                   57.1%              83.7%
     2                                                                                                   25.6%              14.3%
     3                                                                                                    7.8%               0.8%
     4                                                                                                    4.3%               0.4%
     5                                                                                                    2.0%               0.2%
     6                                                                                                    1.0%               0.1%

----------
      (1) Unaudited.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                               2017              2016              2015
                                                                         ----------------   ---------------   ---------------
     Direct premiums                                                     $      4,269,262   $     3,168,212   $     2,861,954
     Reinsurance assumed                                                            6,873             8,227             8,760
     Reinsurance ceded                                                           (714,902)         (704,706)         (650,247)
                                                                         ----------------   ---------------   ---------------
        Net premiums                                                     $      3,561,233   $     2,471,733   $     2,220,467
                                                                         ================   ===============   ===============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $673,671, $682,956 and $639,260 during 2017, 2016, and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues fixed indexed annuities through its general account where the Company guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2017, 2016 or 2015.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Return of net deposits:
            In the event of death
            Account value                                                           $     4,938,775    $     4,461,164
            Net amount at risk                                                      $         3,474    $        31,335
            Average attained age of contractholders                                            63.6               62.9
            As withdrawals are taken
            Account value                                                           $       332,389    $       316,657
            Net amount at risk                                                      $            40    $            74
            Average attained age of contractholders                                            70.1               69.7
         Return of net deposits plus a minimum return:
            In the event of death
            Account value                                                           $       328,161    $       276,717
            Net amount at risk                                                      $        21,244    $        28,968
            Average attained age of contractholders                                            70.0               69.4
            At annuitization
            Account value                                                           $       462,208    $       462,113
            Net amount at risk                                                      $         1,295    $         2,564
            Weighted average period remaining until expected annuitization (in
              years)                                                                            1.9                2.8
            As withdrawals are taken
            Account value                                                           $     3,334,917    $     2,953,311
            Net amount at risk                                                      $         3,209    $         2,461
            Average attained age of contractholders                                            64.6               64.0

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Highest specified anniversary account value:
            In the event of death
            Account value                                                           $       725,007    $       695,763
            Net amount at risk                                                      $         3,290    $        16,237
            Average attained age of contractholders                                            64.5               63.7
            Account value adjustment on 10th contract anniversary
            Account value                                                           $        73,631    $        56,157
            Net amount at risk                                                      $             2    $            --
            Weighted average period remaining until expected annuitization (in
              years)                                                                           59.8               59.1
         Guaranteed payout annuity floor:
            Account value                                                           $        50,840    $        47,341
            Net amount at risk                                                      $            --    $           204
            Average attained age of contractholders                                            75.4               74.8

     At December 31, the Company had the following fixed indexed annuity contracts with guarantees:

                                                                                            2017
                                                                                      ---------------
         As withdrawals are taken
         Account value                                                                $       145,581
         Net amount at risk                                                           $           577
         Average attained age of contractholders                                                 62.1

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2017               2016
                                                                                             ---------------   ----------------
      Account value (general and separate accounts)                                          $     7,829,452   $      6,653,271
      Net amount at risk                                                                     $    54,972,640   $     54,920,546
      Average attained age of policyholders                                                             51.0               50.0

     Liabilities for guarantees on variable annuity, indexed annuity, universal life and variable life contracts reflected in the general account as of December 31, 2017 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED            NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT          VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          7,065   $           4,438   $          29,845   $          119,190
      Incurred guarantee benefits                              (709)             (1,625)            (15,158)              31,845
      Paid guaranteed benefits                                 (741)                 (2)                 --              (13,673)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          5,615   $           2,811   $          14,687   $          137,362
                                                   ================   =================   =================   ==================

     Liabilities for guarantees variable annuity, universal life and variable life contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED             NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT           VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          8,580   $           5,661   $          48,851   $           98,056
      Incurred guarantee benefits                               388              (1,176)            (19,006)              33,749
      Paid guaranteed benefits                               (1,903)                (47)                 --              (12,615)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          7,065   $           4,438   $          29,845   $          119,190
                                                   ================   =================   =================   ==================

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life no lapse guarantee liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, fixed indexed annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities and fixed indexed annuities at December 31, 2017 and variable annuities at December 31, 2016 (except where noted otherwise):

        - A sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios.
        - Mean investment performance was 5.20% and 5.60% for 2017 and 2016, respectively, and is consistent with DAC projections over a 10 year period.
        -   Annualized monthly standard deviation was 12.00%.
        - For 2017, assumed mortality was 100% if the 2012 Individual Annuity Mortality Basis table. For 2016, the assumed mortality was 100% of the A2000 table.
        - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 10.00% and 1.00% to 12.00% for 2017 and 2016, respectively, with an average of 8.00% for both 2017 and 2016.
        - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2017 and 2016 (except where noted otherwise):

        -   Separate account investment performance assumption was 7.25%.
        -   Assumed mortality was 100% of pricing levels.
        -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
        - Long-term general account discount rate grades from the current yield curve up to 5.50% linearly over ten years and from the current yield curve up to 5.75% linearly over ten years for 2017 and 2016, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                             VARIABLE ANNUITY CONTRACTS             VARIABLE LIFE CONTRACTS
                                                          ---------------------------------    ---------------------------------
                                                                2017              2016               2017              2016
                                                          ---------------   ---------------    ---------------   ---------------
        Equity                                            $     2,394,718   $     2,207,834    $     1,977,062   $     1,681,955
        Bond                                                      932,998           900,737            222,733           216,544
        Balanced                                                2,490,757         2,138,292            392,431           342,237
        Money market                                               35,028            43,462             20,714            26,298
        Mortgage                                                   54,948            57,671             31,374            32,326
        Real estate                                                83,494            85,648             60,101            68,683
                                                          ---------------   ---------------    ---------------   ---------------
           Total                                          $     5,991,943   $     5,433,644    $     2,704,415   $     2,368,043
                                                          ===============   ===============    ===============   ===============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2017 and 2016, the liability associated with unremitted premiums and claims payable was $41,762 and $40,850, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2017 and 2016, the Company had restricted the use of $41,762 and $40,850, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT

     Liabilities for short-term and long-term debt are carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

     SHORT-TERM DEBT

     The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                 LIABILITY                           COLLATERAL
                                                     ----------------------------------   ---------------------------------
                                                          2017               2016              2017              2016
                                                     ---------------   ----------------   ---------------   ---------------
     Reverse repurchase agreement                    $        20,000   $         50,000   $        20,747   $        57,038

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

     LONG-TERM DEBT

     The following table provides a summary of long-term debt as of December 31:

                                                                                                   2017               2016
                                                                                              ---------------   ----------------
     Surplus notes                                                                            $       118,000   $        118,000
     Federal Home Loan Bank borrowings                                                                350,000            350,000
                                                                                              ---------------   ----------------
        Total long-term debt                                                                  $       468,000   $        468,000
                                                                                              ===============   ================

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2017 and 2016, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2017, 2016 and 2015 was $9,735, $9,735 and $9,735, respectively.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2017 have a maturity of one, three and seven years with principal due at those times. The Company pledged $850,793 of fixed maturity securities as collateral as of December 31, 2017. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $384,482 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

     At December 31, 2017, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2018, $200,000; 2019, $75,000; 2020, $50,000; 2021, $25,000; 2022, $0;
     thereafter, $118,000.

     Total interest paid by the Company for the years ended December 31, 2017, 2016 and 2015 was $13,880, $11,633 and $10,601, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17) BUSINESS COMBINATIONS

     During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

     During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2018 and future years if certain thresholds are attained is $5,375 of which $1,919 was accrued at December 31, 2017.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                    2017              2016
                                                                                               ---------------   ---------------
       Balance at beginning of year                                                            $       109,146   $       109,078
       Additions                                                                                            --                68
       Adjustments to prior year acquisitions                                                               --                --
                                                                                               ---------------   ---------------
       Balance at end of year                                                                  $       109,146   $       109,146
                                                                                               ===============   ===============

     Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2017, 2016, and 2015.

     The amount of finite-lived intangible assets, excluding the value of acquired inforce contracts within DAC, included on the consolidated balance sheets in goodwill and intangible assets, net, was as follows:

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2017                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (36,882)             (8,100)             (44,982)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          24,450   $           1,504   $           25,954
                                                                      =================   =================   ==================

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2016                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (32,434)             (7,791)             (40,225)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          28,898   $           1,813   $           30,711
                                                                      =================   =================   ==================

     The Company did not acquire any finite-lived intangible assets during the year ended December 31, 2017. Finite-lived intangible assets acquired during the year ended December 31, 2016 were $783 with a weighted average amortization period of 4 years.

     The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2017, 2016, or 2015.

     Intangible asset amortization expense for 2017, 2016, and 2015 in the amount of $4,757, $6,353, and $7,108, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
     $3,735; 2022, 2,023.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,258, $23,207 and $22,127 during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the amount due to Advantus under these agreements was $10,606 and $9,041, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,200, $1,157 and $1,041 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also recognized commission expense of $93,911, $104,747 and $107,690 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized commissions payable to SFS in the amounts of $2,223 and $2,561 for the years ended December 31, 2017 and 2016, respectively.

     Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $4,519, $3,966 and $3,692, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2017, 2016 and 2015, the amounts transferred were $15,872, $14,404, and $14,776, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2017 and 2016, the amount payable to the Company was $28,017 and $25,828, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2017, 2016, and 2015 were $88,296, $85,150 and $61,317, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2017, 2016 and 2015 was $20,676, $22,637 and $39,038, respectively. The amount payable to SFG at December 31, 2017 and 2016 was $13,432 and $7,176, respectively. As of December 31, 2016, the Company also had a receivable from SFG, in the amount of $22,066, related to the advance of future years' defined benefit plan expenses.

     In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $7,664 in 2017, 2016 and 2015, respectively, for these policies. No claims were paid during 2017, 2016 and 2015. As of December 31, 2017 and 2016, reserves held under these policies were $66,076 and $53,495, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $50,530, $45,195 and $42,632 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, commission revenue due to the Company from its affiliates was $1,049 and $523, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,974, $10,276 and $8,471 in commission expenses related to the sales of these products for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                     DECEMBER 31, 2017
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        382,087   $      (132,272)  $       249,815
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (47,947)           16,781           (31,166)
         Unrealized gains (losses) on securities -- OTTI                      (2,270)              795            (1,475)
         Adjustment to deferred policy acquisition costs                    (190,594)           66,708          (123,886)
         Adjustment to reserves                                               27,240            (9,534)           17,706
         Adjustment to unearned premiums and fees                            168,605           (59,012)          109,593
         Adjustment to pension and other postretirement plans                 (2,045)              716            (1,329)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                     60               (21)               39
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        335,136   $      (115,839)  $       219,297
                                                                    ================   ===============   ===============

                                                                                     DECEMBER 31, 2016
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        141,773   $       (49,407)  $        92,366
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (17,634)            6,172           (11,462)
         Unrealized gains (losses) on securities -- OTTI                       1,734              (607)            1,127
         Adjustment to deferred policy acquisition costs                     (82,037)           28,713           (53,324)
         Adjustment to reserves                                               12,032            (4,211)            7,821
         Adjustment to unearned premium and fees                              72,377           (25,332)           47,045
         Adjustment to pension and other postretirement plans                    (69)               24               (45)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                    374              (131)              243
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        128,550   $       (44,779)  $        83,771
                                                                    ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                            DECEMBER 31, 2015
                                                                           ----------------------------------------------------
                                                                               BEFORE           TAX BENEFIT         NET OF
                                                                                 TAX             (EXPENSE)            TAX
                                                                           ---------------    ---------------   ---------------
       Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising during
           the period                                                      $      (481,442)   $       168,372   $      (313,070)
         Less: Reclassification adjustment for gains (losses) included
           in net income                                                            17,801             (6,231)           11,570
         Unrealized gains (losses) on securities -- OTTI                            (2,129)               745            (1,384)
         Adjustment to deferred policy acquisition costs                           208,912            (73,119)          135,793
         Adjustment to reserves                                                     22,718             (7,951)           14,767
         Adjustment to unearned premiums and fees                                 (106,247)            37,187           (69,060)
         Adjustment to pension and other postretirement plans                        3,495             (1,223)            2,272
         Less: Reclassification adjustment for pension and other
           postretirement plans expenses included in net income                        457               (160)              297
                                                                           ---------------    ---------------   ---------------
           Other comprehensive income (loss)                               $      (336,435)   $       117,620   $      (218,815)
                                                                           ===============    ===============   ===============

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2017 were as follows:


                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE             OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         56,331   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities             (7,553)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (831)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 47,947
         Deferred income tax benefit (expense)                                  (16,781)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         31,166
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (296)  General operating expenses
         Amortization of net actuarial losses                                       356   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                         60
         Deferred income tax benefit (expense)                                      (21)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $             39
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE            OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         18,989   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities               (777)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (578)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 17,634
         Deferred income tax benefit (expense)                                   (6,172)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         11,462
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (355)  General operating expenses
         Amortization of net actuarial losses                                       729   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                        374
         Deferred income tax benefit (expense)                                     (131)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $            243
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                                      2017              2016
                                                                                                 ---------------   ---------------
        Gross unrealized gains                                                                   $       780,294   $       552,724
        Gross unrealized losses                                                                          (30,545)         (132,948)
        Gross unrealized losses -- OTTI                                                                    4,370             6,640
        Adjustment to deferred policy acquisition costs                                                 (313,521)         (122,927)
        Adjustment to reserves                                                                           (38,300)          (65,540)
        Adjustment to unearned premiums and fees                                                         242,541            73,936
        Adjustment to pension and other postretirement plans                                              (7,208)          (11,634)
                                                                                                 ---------------   ---------------
                                                                                                         637,631           300,251
        Deferred federal income tax expenses                                                            (217,568)          (99,485)
                                                                                                 ---------------   ---------------
        Net accumulated other comprehensive income                                               $       420,063   $       200,766
                                                                                                 ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and equity securities in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2017 statutory results, the maximum amount available for the payment of dividends during 2018 by Minnesota Life Insurance Company without prior regulatory approval is $305,993.

     During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the years ended December 31, 2016 and 2015 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2017 and 2016, these securities were reported at fair value of $31,714 and $18,847, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $349,988 as of December 31, 2017. The Company estimates that $140,000 of these commitments will be invested in 2018, with the remaining $209,988 invested over the next four years.

     As of December 31, 2017, the Company had committed to originate mortgage loans totaling $277,240 but had not completed the originations.

     As of December 31, 2017, the Company had committed to purchase fixed maturity securities totaling $71,500 but had not completed the purchase transactions.

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the years ended December 31, 2017, 2016 and 2015 was $7,499, $8,416, and $8,600, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2018, $1,593; 2019, $1,452; 2020, $1,255; 2021,
     $901; 2022, $687. Income from these leases was $2,189, $1,912 and $2,151 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income.

     The Company owns a building in Macon, Georgia, which it partially leases to unaffiliated companies. Income from these leases was $169, 131, and $149 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2018, $171; 2019, $123; 2020, $103; 2021, $0; 2022, $0.

     The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2018, $2,055; 2019, $3,969; 2020, $4,293;
     2021, $4,109; 2022, $3,790.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

     At December 31, 2017, the Company had guaranteed the payment of $34,800 of policyholder dividends and discretionary amounts payable in 2018. The Company has pledged fixed maturity securities, valued at $58,293 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2017 and 2016, the assets held in trust were $559,417 and $499,416, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017. The settlement will be completed in 2018 and will be immaterial to the Company's consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2017 and 2016 was approximately $2,968 and $2,325, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2017 and 2016, this liability was $1,137 and $1,597, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,224 and $2,344 as of December 31, 2017 and 2015, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2017, 2016 and 2015.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $280,847, $84,001 and $215,860 in 2017, 2016 and 2015,
     respectively. Statutory surplus of these operations was $3,059,956 and $2,971,602 as of December 31, 2017 and 2016, respectively.

(24) SUBSEQUENT EVENTS

     The Company evaluated subsequent events through March 6, 2018, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 2017
                                 (IN THOUSANDS)

                                                                                                                      AS SHOWN
                                                                                                                       ON THE
                                                                                                                    CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)            VALUE         BALANCE SHEET (1)
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities
   U.S. government                                                          $        480,172   $        495,440   $        495,440
   Agencies not backed by the full faith and credit of the U.S.
     government                                                                      834,859            868,236            868,236
   Foreign governments                                                                33,421             36,493             36,493
   Public utilities                                                                1,200,965          1,269,626          1,269,626
   Asset-backed securities                                                           576,703            590,077            590,077
   Mortgage-backed securities                                                      3,568,569          3,667,211          3,667,211
   All other corporate fixed maturity securities                                   8,748,302          9,181,422          9,181,422
                                                                            ----------------   ----------------   ----------------
     Total fixed maturity securities                                              15,442,991         16,108,505         16,108,505
                                                                            ----------------   ----------------   ----------------

Equity securities:
   Common stocks:
     Public utilities                                                                 19,162             21,745             21,745
     Banks, trusts and insurance companies                                           125,476            152,845            152,845
     Industrial, miscellaneous and all other                                         222,827            277,893            277,893
   Nonredeemable preferred stocks                                                     88,697             92,284             92,284
                                                                            ----------------   ----------------   ----------------
     Total equity securities                                                         456,162            544,767            544,767
                                                                            ----------------   ----------------   ----------------

Mortgage loans on real estate                                                      3,042,230             xxxxxx          3,042,230
Real Estate                                                                            1,737             xxxxxx              1,737
Policy loans                                                                         474,133             xxxxxx            474,133
Other investments                                                                     73,607             xxxxxx             73,607
Alternative investments                                                              641,322             xxxxxx            641,322
Derivative investments                                                               500,994             xxxxxx            500,994
                                                                            ----------------                      ----------------
     Total                                                                         4,734,023             xxxxxx          4,734,023
                                                                            ----------------                      ----------------

Total investments                                                           $     20,633,176             xxxxxx   $     21,387,295
                                                                            ================                      ================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                                          FUTURE POLICY
                                                        DEFERRED            BENEFITS,                              OTHER POLICY
                                                         POLICY          LOSSES, CLAIMS                             CLAIMS AND
                                                       ACQUISITION       AND SETTLEMENT          UNEARNED            BENEFITS
SEGMENT                                                   COSTS           EXPENSES (1)         PREMIUMS (2)           PAYABLE
--------------------------------------------------  -----------------   -----------------    -----------------   -----------------
2017:
  Life insurance                                    $       1,075,468   $       9,284,370    $         271,419   $         506,924
  Accident and health insurance                                21,284             554,134               67,861              70,726
  Annuity                                                     260,732           6,767,241                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,357,484   $      16,605,745    $         339,280   $         577,801
                                                    =================   =================    =================   =================

2016:
  Life insurance                                    $       1,118,581   $       7,918,841    $         340,397   $         484,280
  Accident and health insurance                                16,214             580,993               59,077              66,362
  Annuity                                                     232,390           5,378,574                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,367,185   $      13,878,408    $         399,474   $         550,793
                                                    =================   =================    =================   =================

2015:
  Life insurance                                    $       1,065,178   $       7,065,168    $         346,821   $         491,308
  Accident and health insurance                                16,256             604,358               53,903              63,802
  Annuity                                                     216,872           4,992,016                   26                 205
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,298,306   $      12,661,542    $         400,750   $         555,315
                                                    =================   =================    =================   =================

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------
                                                                                       BENEFITS,
                                                                                      OF DEFERRED   AMORTIZATION
                                                         NET        CLAIMS, LOSSES      POLICY          OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION     OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME       EXPENSES (5)        COSTS        EXPENSES      WRITTEN (4)
-----------------------------------  -------------   ------------   --------------   -------------  -------------   ------------
2017:
  Life insurance                     $   2,377,588   $    528,135   $    2,251,175   $     138,543  $     875,570
  Accident and health insurance            315,053          8,348          118,924          12,987        189,918
  Annuity                                1,617,365        250,199        1,566,522          26,479        212,364
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   4,310,006   $    786,682   $    3,936,621   $     178,009  $   1,277,852   $         --
                                     =============   ============   ==============   =============  =============   ============

2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218  $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493        188,798
  Annuity                                  528,372        227,187          490,913          38,936        204,595
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647  $   1,286,764   $         --
                                     =============   ============   ==============   =============  =============   ============

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963  $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362        185,157
  Annuity                                  270,420        221,432          246,582          46,720        193,701
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045  $   1,231,490   $         --
                                     =============   ============   ==============   =============  =============   ============

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                                  PERCENTAGE
                                                                CEDED TO       ASSUMED FROM                        OF AMOUNT
                                               GROSS             OTHER             OTHER             NET            ASSUMED
                                              AMOUNT           COMPANIES         COMPANIES          AMOUNT          TO NET
                                          ---------------    --------------   ---------------   --------------   -------------
2017: Life insurance in force             $ 1,184,935,463    $  408,503,764   $       765,227   $  777,196,926             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,491,277    $      624,487   $         4,742   $    1,871,532             0.3%
        Accident and health insurance             403,337            90,415             2,131          315,053             0.7%
        Annuity                                 1,374,648                --                --        1,374,648             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     4,269,262    $      714,902   $         6,873   $    3,561,233             0.2%
                                          ===============    ==============   ===============   ==============

2016: Life insurance in force             $ 1,177,857,816    $  424,182,718   $       790,568   $  754,465,666             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,444,925    $      623,740   $         5,268   $    1,826,453             0.3%
        Accident and health insurance             410,491            80,966             2,959          332,484             0.9%
        Annuity                                   312,796                --                --          312,796             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     3,168,212    $      704,706   $         8,227   $    2,471,733             0.3%
                                          ===============    ==============   ===============   ==============

2015: Life insurance in force             $ 1,150,505,390    $  346,303,049   $       838,901   $  805,041,242             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,379,144    $      569,017   $         5,889   $    1,816,016             0.3%
        Accident and health insurance             417,503            81,230             2,871          339,144             0.8%
        Annuity                                    65,307                --                --           65,307             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     2,861,954    $      650,247   $         8,760   $    2,220,467             0.4%
                                          ===============    ==============   ===============   ==============

See accompanying independent auditor's report.

                            PART C: OTHER INFORMATION


Item Number    Caption in Part C

    26.        Exhibits

    27.        Directors and Officers of the Minnesota Life Insurance Company

    28.        Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Universal Life
               Account

    29.        Indemnification

    30.        Principal Underwriters

    31.        Location of Accounts and Records

    32.        Management Services

    33.        Fee Representation


                            PART C: OTHER INFORMATION
Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27. Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Barbara A. Baumann                     Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                       Director
1823 Park Avenue
Mahtomedi, MN 55115

John W. Castro                         Director
898 Glouchester Street
Boca Raton, FL 33487-3212

Gary R. Christensen                    Director, Attorney-in-Fact,
Minnesota Life Insurance Company       Senior Vice President,
400 Robert Street North                General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                        Vice President -- Group Insurance
Minnesota Life Insurance Company       Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                        Senior Vice President - Life
Minnesota Life Insurance Company       Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                      Vice President - Life
Minnesota Life Insurance Company       New Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                          Director
President, North America
Weber Shandwick
510 Marquette Ave, 13F
Minneapolis, MN 55402

Eric B. Goodman                        Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger                  Director, Chairman of the Board,
Minnesota Life Insurance Company       President and CEO
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Suzette L. Huovinen                    Vice President, Chief Actuary and Chief
Minnesota Life Insurance Company       Risk Officer
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                        Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                       Senior Vice President, Treasurer
Minnesota Life Insurance Company       and Controller
400 Robert Street North
St. Paul, MN  55101

Andrea L. Mack                         Second Vice President, Individual
Minnesota Life Insurance Company       Product Solutions Group
400 Robert Street North
St. Paul, MN  55101

Susan M. Munson-Regala                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Daniel Preiner                         Second Vice President and
Minnesota Life Insurance Company       Corporate Compliance Officer
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                        Director
5000 France Avenue
South #23
Edina, MN 55410-2060

Robert L. Senkler                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                          Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John A. Yaggy                          Second Vice President and
Minnesota Life Insurance Company       Assistant Controller
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                      Director, Executive Vice President
Minnesota Life Insurance Company       and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

     Robert Street Property Management, Inc.


Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company
     Securian Ventures, Inc.

     Securian Asset Management, Inc.

     Securian Financial Services, Inc.
     Securian Casualty Company

     Ochs, Inc.

     Lowertown Capital, LLC (Delaware)
     Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company (Ohio)
     Marketview Properties, LLC (MN)
     Marketview Properties II, LLC (MN)
     Marketview Properties III, LLC (MN)
     Marketview Properties IV, LLC (MN)
     Securian AAM Holdings, LLC (Delaware)
     Oakleaf Service Corporation

Majority-owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:


     Southern Pioneer Life Insurance Company (Arkansas)



Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):


     Securian Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

     Canadian Premier Life Insurance Company (Ontario, Canada)
     Legacy General Insurance Company (Ontario, Canada)
     Selient, Inc. (Ontario, Canada)
     CRI Canada Ltd. (British Columbia, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

         Variable Fund D
         Variable Annuity Account
         Minnesota Life Variable Life Account
         Minnesota Life Variable Universal Life Account
         Securian Life Variable Universal Life Account
         Minnesota Life Individual Variable Universal Life Account

     (b) Directors and officers of Securian Financial Services, Inc.:


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
George I. Connolly                   President, Chief
Securian Financial Services, Inc.    Executive Officer and
400 Robert Street North              Director
St. Paul, Minnesota 55101

Warren J. Zaccaro                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
Jeffrey D. McGrath                   Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                Senior Vice President - Chief Compliance
Securian Financial Services, Inc.    Officer and Anti-Money Laundering Compliance
400 Robert Street North              Officer
St. Paul, Minnesota 55101

Kjirsten G. Zellmer                  Vice President -
Securian Financial Services          Strategy and Business
400 Robert Street North              Operations
St. Paul, Minnesota 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of            Net Underwriting  Compensation on
Principal             Discounts and    Redemption or    Brokerage      Other
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------         ----------------  ---------------  -----------  ------------

Securian Financial,
 Services Inc.         $     633,229       --             --           --




Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of April, 2018.


                                  MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    (Registrant)

                              By: MINNESOTA LIFE INSURANCE COMPANY
                                                    (Depositor)

                                  By /s/ Christopher M. Hilger
                                     -------------------------------------------
                                               Christopher M. Hilger

                                         Chairman of the Board, President and
                                               Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


Signature                        Title                              Date
---------                        -----                              ----
/s/ Christopher M. Hilger        Chairman of the Board,        April 26, 2018
---------------------------      President and Chief
Christopher M. Hilger            Executive Officer

*                                Director
---------------------------
Robert L. Senkler

*                                Director
---------------------------
Mary K. Brainerd

*                                Director
---------------------------
John W. Castro

*                                Director
---------------------------
Gary R. Christensen

Signature                        Title                                 Date
---------                        -----                                 ----


---------------------------      Director
Sara H. Gavin

*
---------------------------      Director
Eric B. Goodman

*                                Director
---------------------------
John H. Hooley

*                                Director
---------------------------
Trudy A. Rautio

*
---------------------------      Director
Bruce P. Shay

*                                Director
---------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President      April 26, 2018
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief financial officer)

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President      April 26, 2018
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief accounting officer)

/s/ David J. LePlavy
---------------------------      Senior Vice President,        April 26, 2018
David J. LePlavy                 Treasurer and Controller
                                 (treasurer)

/s/ Gary R. Christensen
---------------------------      Director, Attorney-in-Fact,   April 26, 2018
Gary R. Christensen              Senior Vice President,
                                 General Counsel and Secretary



* Pursuant to power of attorney dated October 16, 2017, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated August 8, 1994, filed on
                    March 3, 1997 as Exhibit A(1) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., filed on April 27, 2009, as Exhibit
                    24(c)(3) to Variable Annuity Account's Form N-4, File
                    Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)            Agent Sales Agreement, filed on March 3, 1997 as
                    Exhibit A(3)(b) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(d)(1)            Group Variable Universal Life Policy, form MHC-94-18660 Rev.
                    5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(2)            Group Variable Universal Life Policy Certificate, Level
                    Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(3)            Group Variable Universal Life Policy Certificate, Variable
                    Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on
                    April 27, 2009 as Exhibit 26(d)(3) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 20, is hereby incorporated by reference.

26(d)(4)            Special Rider for use with Group Policy, form MHC-94-18672
                    Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(5)            Spouse Coverage for use with Group Policy Certificate, Level
                    Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(6)            Spouse Coverage for use with Group Policy Certificate,
                    Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(7)            Waiver Agreement, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18676 filed on March 4, 1999 as
                    Exhibit A(5)(g) to


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(8)            Children's Rider, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18679 filed on March 4, 1999 as
                    Exhibit A(5)(h)to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(9)            Accidental Death and Dismemberment Rider, Certificate
                    Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(d)(10)           Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(11)           Accelerated Benefits, Certificate Supplement, for use with
                    Group Policy, form MHC-94-18678 filed on March 13, 2000 as
                    Exhibit A(5)(k) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(d)(12)           Policy Rider - Children's Benefit, for use with Group
                    Policy, form MHC-94-18681 filed on March 4, 1999 as
                    Exhibit A(5)(l) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(13)           Policy Rider - Accidental Death and Dismemberment, for use
                    with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(14)           Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(15)           Individual Variable Universal Life Policy, Level Death
                    Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(o) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(16)           Individual Variable Universal Life Policy, Variable Death
                    Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(p) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(17)           Individual Policy Rider - Accelerated Benefits Agreement,
                    for use with the Individual Policy, form MHC-94-18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(18)           Individual Policy Rider - Accidental Death and Dismemberment
                    Benefit, for use with the Individual Policy, form
                    MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to
                    Registrant's Form S-6, File


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(19)           Individual Policy Rider - Waiver Agreement, for use with the
                    Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(20)           Individual Policy Rider - Children's Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4,
                    1999 as Exhibit A(5)(t) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(21)           Policyholder Contribution Rider, for use with the Group
                    Policy, form MHC-96-18701 filed on March 4, 1999 as
                    Exhibit A(5)(u) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(22)           Policyholder Contribution Certificate Supplement, for use
                    with the Group Policy, form MHC-96-18702 filed on March 4,
                    1999 as Exhibit A(5)(v) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(23)           Spouse and Child Term Life Insurance Policy Rider, for use
                    with the Group Policy, form MHC-96-18703 filed on March 4,
                    1999 as Exhibit A(5)(w) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(24)           Spouse and Child Term Life Insurance Certificate Supplement,
                    for use with the Group Policy, form MHC-96-18704 filed
                    on March 4, 1999 as Exhibit A(5)(x) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(25)           Group Variable Universal Life Guaranteed Account Amendment,
                    for use with the Group Policy, form 00-30133 filed
                    on February 27, 2001 as Exhibit A(5)(y) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(26)           Group Variable Universal Life Guaranteed Account
                    Endorsement, for use with the Group Policy, form 00-30134
                    filed on February 27, 2001 as Exhibit A(5)(z) to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 7, is hereby incorporated by reference.

26(d)(27)           Group Variable Universal Life Partial Surrender Amendment,
                    for use with the Group Policy, form 00-30158 filed on
                    February 27, 2001 as Exhibit A(5)(aa) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(28)           Group Variable Universal Life Partial Surrender Endorsement,
                    for use with the Group Policy, form 00-30159 filed on
                    February 27, 2001 as Exhibit A(5)(bb) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(d)(29)           Variable Universal Life Guaranteed Account Amendment, form
                    01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(30)           Variable Universal Life Partial Surrender Amendment, form
                    01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(31)           Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(32)           Certificate of Insurance Spouse/Domestic Partner Coverage,
                    form 07-30970, filed on February 29, 2008 as Exhibit
                    26(d)(32) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(33)           Policy Rider Waiver Agreement, form 07-30971, filed on
                    February 29, 2008 as Exhibit 26(d)(33) to the Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 18, is hereby incorporated by reference.

26(d)(34)           Certificate Supplement - Waiver Agreement, form 07-30972,
                    filed on February 29, 2008 as Exhibit 26(d)(34) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(35)           Spouse and Child Term Life Insurance Policy Rider, form
                    07-30960, filed on February 29, 2008 as Exhibit 26(d)(35)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(36)           Spouse and Child Term Life Insurance Certificate Supplement,
                    form 07-30961, filed on February 29, 2008 as Exhibit
                    26(d)(36) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(37)           Policy Rider Accidental Death and Dismemberment Benefit,
                    form 07-30962, filed on February 29, 2008 as Exhibit
                    26(d)(37) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(38)           Certificate Supplement Accidental Death and Dismemberment
                    Benefit, form 07-30963, filed on February 29, 2008 as
                    Exhibit 26(d)(38) to the Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 18, is
                    hereby incorporated by reference.

26(d)(39)           Group Policy Amendment, form 08-31041, filed on April 27,
                    2009 as Exhibit 26(d)(39) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 20,
                    is hereby incorporated by reference.

26(d)(40)           Certificate Endorsement, form 08-31042, filed on April 27,
                    2009 as Exhibit 26(d)(40) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 20,
                    is hereby incorporated by reference.

26(d)(41)           2001 CSO Tables, form 08-31049, filed on April 27, 2009 as
                    Exhibit 26(d)(41) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(42)           Group Insurance Policy, form 08-31055, filed on April 27,
                    2009 as Exhibit 26(d)(42) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(43)           Certificate of Insurance - Level Death Benefit, form
                    08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(44)           Certificate of Insurance - Variable Death Benefit, form
                    08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(45)           Certificate of Insurance [Spouse] Coverage - Level Death
                    Benefit, form 08-31058, filed on April 27, 2009 as Exhibit
                    26(d)(45) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(46)           Certificate of Insurance [Spouse] Coverage - Variable Death
                    Benefit, form 08-31059, filed on April 27, 2009 as Exhibit
                    26(d)(46) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(47)           Group Insurance Policy, form 08-31065, filed on April 27,
                    2009 as Exhibit 26(d)(47) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is
                    hereby incorporated by reference.

26(d)(48)           Certificate of Insurance - Level Death Benefit, form
                    08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(49)           Certificate of Insurance - Variable Death Benefit, form
                    08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(50)           Certificate of Insurance [Spouse] Coverage - Level Death
                    Benefit, form 08-31068, filed on April 27, 2009 as Exhibit
                    26(d)(50) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(51)           Certificate of Insurance [Spouse] Coverage - Variable Death
                    Benefit, form 08-31069, filed on April 27, 2009 as Exhibit
                    26(d)(51) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 20, is hereby
                    incorporated by reference.

26(d)(52)           Group Policy Amendment, form 08-31017, filed on April 27,
                    2009 as Exhibit 26(d)(52) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is
                    hereby incorporated by reference.

26(d)(53)           Certificate Endorsement, form 08-31018, filed on April 27,
                    2009 as Exhibit 26(d)(53) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 20, is
                    hereby incorporated by reference.

26(d)(54)           Group Life Insurance Evidence of Insurability, form
                    03-30567, filed on April 27, 2009 as Exhibit 26(d)(54) to
                    the Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(55)           Accidental Death and Dismemberment Policy Rider, Form 06-30882.

26(d)(56)           Accidental Death and Dismemberment Certificate Supplement,
                    Form 06-30883.

26(d)(57)           Implementation Credit Policy Rider, Form 14-31642.

26(e)(1)            Group Variable Universal Life Policy Application, form
                    MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as Exhibit
                    A(10)(a)(i) to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(2) Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit
                    A(10)(a)(ii)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(3)            Group Variable Universal Life Policy, Evidence of
                    Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(4) Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit
                    A(10)(a)(iv)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(5) Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(6) Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(7)            Variable Group Universal Life Employee Application, form
                    08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(8)            Variable Group Universal Life Spouse Application, form
                    08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(9)            Group Variable Universal Life Policy, Evidence of
                    Insurability, Form 12-31468

26(f)(1) Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(f)(2)            Bylaws of the Depositor filed on November 23, 2004 as
                    Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration
                    Statement, is hereby incorporated by reference.

26(g)               Automatic Reinsurance Agreement between Minnesota Life
                    Insurance Company and Swiss Re Life & Health America Inc.
                    filed on September 9, 2003 as Exhibit 27(g) to Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 12, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 32,
                    on April 27, 2012, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post Effective
                    Amendment Number 32, on April 27, 2012, is hereby
                    incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, filed on February 27, 2003 as Exhibit 27(h)(2)(i)
                    to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors, Inc. and
                    Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, filed on February 27, 2003 as Exhibit
                    27(h)(2)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 10, is hereby
                    incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, filed on February
                    27, 2003 as Exhibit 27(h)(2)(iv) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 14, is
                    hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement between Janus
                    Capital Management, LLC, Janus Services LLC, Janus
                    Distributors LLC, Janus Aspen Series and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(2)(ix)        Amendment Number Eight to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, on April 27, 2015, is hereby
                    incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation
                    and Minnesota Life Insurance Company, filed on April 20,
                    2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 17, is
                    hereby incorporated by reference.

26(h)(3)(ii)        First Amendement to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance
                    Products Fund III and Variable Insurance Products Fund IV,
                    previously filed on December 14, 2007 as exhibit
                    26(h)(4)(ii) to Minnesota Life Individual Variable Universal
                    Life Account's Form N-6, File Number 333-144604,
                    Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(4)            Fund Shareholder Services Agreement between Minnesota Life
                    Insurance Company and Ascend Financial Services, Inc., filed on February 27, 2003 as Exhibit 27(h)(6) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, is hereby incorporated by reference.

26(h)(5)(i)         Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 333-109853, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

26(h)(5)(ii)        Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(5)(iii)       Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(5)(iv)        Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc. and W&R Target Funds, Inc., filed
                    on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to
                    Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(h)(5)(v)         Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company, filed
                    on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(5)(vi)        Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                    Participation Agreement (Excludes Products Sold Through W&R
                    Distribution System) among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                    Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.

26(h)(6)(i)         Participation Agreement between Lord Abbett Distributor
                    LLC and Minnesota Life Insurance Company filed on April 27,
                    2004 as Exhibit 27(h)(8) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 13, is
                    hereby incorporated by reference.

26(h)(6)(ii)        Rule 22c-2 Agreement between Lord Abbett Distributor LLC and
                    Minnesota Life Insurance Company, filed on April 20, 2007 as
                    Exhibit 26(h)(6)(ii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(7)(i)         Participation Agreement among Van Eck Worldwide Insurance
                    Trust, Van Eck Securities Corporation, Van Eck
                    Associations Corporation and Minnesota Life Insurance
                    Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(h)(7)(ii)        VanEck Shareholder Information Agreement between Minnesota
                    Life Insurance Company and Van Eck Securities Corporation,
                    filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 17, is hereby incorporated by reference.

26(h)(8)            Participation Agreement among Pioneer Variable Contracts
                    Trust, Minnesota Life Insurance Company, Pioneer Investment
                    Management, Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number
                    23, is hereby incorporated by reference.

26(h)(8)(a)         Participation Agreement among Oppenheimer Variable Account
                    Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                    Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(b)         Amendment No. 1 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on April 29, 2003 as exhibit
                    24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(8)(c)         Amendment No. 2 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on April 29, 2003 as exhibit
                    24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(8)(d)         Amendment No. 3 to the Participation Agreement among
                    Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 23, on April 26, 2005, is hereby
                    incorporated by reference.

26(h)(8)(e)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(7)(v) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(8)(f)         Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(k)(v) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.

26(h)(8)(g)         Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's
                    Form N-4, File Number 333-136242, Post-Effective Amendment
                    Number 3, is hereby incorporated by reference.

26(h)(8)(h)         Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company effective August 1,
                    2010 previously filed on April 25, 2011 as exhibit
                    24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4,
                    File Number 333-91784, Post-Effective Amendment Numbers 26
                    and 171, is hereby incorporated by reference.

26(h)(8)(i)         Amendment No. 8 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.

26(h)(8)(j)         Amendment No. 9 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.

26(h)(9)(a)         Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company filed on April 30, 2003 as exhibit
                    27(h)(13)(i) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(b)         Amendment No. 1 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on April
                    30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable
                    Universal Life Account's Form N-6, File Number 333-96383,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(c)         Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on April
                    30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life
                    Variable Universal Life Account's Form N-6, File Number
                    333-96383, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(h)(9)(d)         Amendment No. 3 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.

26(h)(9)(e)         Amendment No. 4 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company, previously
                    filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable
                    Life Account's Form N-6, File Number 33-64395,
                    Post-Effective Amendment Number 13, on April 21, 2006, is
                    hereby incorporated by reference.

26(h)(9)(f)         Letter dated December 7, 2005 amending Participation
                    Agreement among MFS Variable Insurance Trust, Massachusetts
                    Financial Services Company and Minnesota Life Insurance
                    Company, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21,
                    2006, is hereby incorporated by reference.

26(h)(9)(g)         Amendment No. 5 to Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and Minnesota Life Insurance Company filed on
                    December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(9)(h)         Fee letter dated September 1, 2010 referencing the
                    Participation Agreement by and among the MFS Variable
                    Insurance Trust, Minnesota Life Insurance and Massachusetts
                    Financial Services Company previously filed on April 25,
                    2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(9)(i)         Amendment No. 6 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company
                    and Massachusetts Financial Services Company effective
                    September 1, 2010 previously filed on April 25, 2011 as
                    exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form
                    N-4, File Number 333-91784, Post-Effective Amendment Numbers
                    26 and 171, is hereby incorporated by reference.

26(h)(9)(j)         Amendment No. 7 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                    Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7,
                    is hereby incorporated by reference.

26(h)(9)(k)         Amendment No. 8 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xii) to
                    Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-183590, Post-Effective Amendment
                    Number 7, is hereby incorporated by reference.

26(h)(9)(l)         Amendment No. 9 to Participation Agreement by and among MFS
                    Variable Insurance Trust, MFS Variable Insurance Trust II,
                    Minnesota Life Insurance Company, and Massachusetts
                    Financial Services Company, previously filed on November 8,
                    2017 as exhibit 24(b)(k)(xii) to Variable Annuity Account's
                    Form N-4, File Number 333-212515, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(h)(9)(m)         Amendment No. 10 to Participation Agreement by and
                    among MFS Variable Insurance Trust, MFS Variable Insurance
                    Trust II, Minnesota Life Insurance Company, and
                    Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(k)(xiii) to Variable
                    Annuity Account's Form N-4, File Number 333-212515,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference

26(h)(10)(a)        Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and
                    Management Company, and American Funds Insurance Series
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(jj)
                    to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(10)(b)        Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds
                    Distributors, Inc. and Capital Research and Management
                    Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(kk) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and
                    171, is hereby incorporated by reference.

26(h)(10)(c)        American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(ll)
                    to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(10)(d)        Amendment No. 1 to Fund Participation and Service Agreement
                    among Minnesota Life Insurance Company, American Funds
                    Distributors, Inc., American Funds Service Company, Capital
                    Research and Management Company, and American Funds
                    Insurance Series, previously filed as Exhibit 26(h)(24)(iv)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post- Effective Amendment Number 35 on April
                    25, 2014, is hereby incorporated by reference.

26(h)(10)(e)        Amendment No. 3 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(10)(f)        Amendment No. 4 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(11)(a)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisers, Inc. and ALPS Distributors, Inc. , previously
                    filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable
                    Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(11)(b)        Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                    Distributors, Inc. filed on February 25, 2010 as exhibit
                    24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendments 11 and 161 is
                    hereby incorporated by reference.

26(h)(11)(c)        Amendment Number Two to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed on April 27, 2010 as
                    exhibit 26(h)(18)(iii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Numbers 30 and 78, is hereby incorporated by
                    reference.

26(h)(11)(d)        Amendment Number Three to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(iv) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post- Effective Amendment Number
                    35 on April 25, 2014, is hereby incorporated by reference.

26(h)(11)(e)        Amendment Number Four to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit 26(h)(18)(v)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post- Effective Amendment Number 35 on April
                    25, 2014, is hereby incorporated by reference.

26(h)(11)(f)        Amendment Number Five to Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors
                    Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                    Distributors, Inc., previously filed as Exhibit
                    26(h)(18)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post- Effective Amendment Number
                    35 on April 25, 2014, is hereby incorporated by reference.

26(h)(12)(a)        Participation Agreement among Vanguard Variable Insurance
                    Fund, The Vanguard Group, Inc., Vanguard Marketing
                    Corporation and Minnesota Life Insurance Company, previously filed on December 14, 2007 as exhibit 26(h)(7)(i) to
                    Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-144604, Pre-Effective Amendment
                    Number 1, is hereby incorporated by reference.

26(h)(12)(b)        Schedule A to the Participation Agreement among Vanguard
                    Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                    Marketing Corporation and Minnesota Life Insurance Company
                    as Amended as of September 1, 2012, previously filed as
                    Exhibit 26(h)(7)(ii) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is
                    hereby incorporated by reference.

26(h)(12)(c)        Schedule A to the Participation Agreement among Vanguard
                    Variable Insurance Fund, The Vanguard Group, Inc., Vanguard
                    Marketing Corporation and Minnesota Life Insurance Company
                    as Amended as of May 1, 2014, previously filed as Exhibit
                    26(h)(7)(iii) to Minnesota Life Individual Variable
                    Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is
                    hereby incorporated by reference.

26(i)(1)            Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)            Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(r) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and consent of Chad M. Bigalke, Esq.

26(l)               Not Applicable.

26(m)               Not Applicable.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q)               Redeemability exemption.

26(r)               Minnesota Life Insurance Company - Power of Attorney to Sign
                    Registration Statements.
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